UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMU ETF

November 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.58%

EXCHANGE-TRADED FUNDS — 99.58%
iShares MSCI EMU ETF[a]	557,449	$21,656,893

		21,656,893

TOTAL INVESTMENT COMPANIES
(Cost: $20,816,226)		21,656,893

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	63,646	63,646

		63,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,646)		63,646

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $20,879,872)		21,720,539
Other Assets, Less Liabilities — 0.13%		29,116

NET ASSETS — 100.00%		$21,749,655

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2014 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 16,474,345	USD 20,690,050	12/03/2014	CITI	$204,917
EUR 17,308,345	USD 21,610,453	01/07/2015	CITI	84,006

				288,923

USD 20,567,099	EUR 16,474,345	12/03/2014	CITI	(81,967)

	Net Appreciation			$206,956

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

November 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.43%

EXCHANGE-TRADED FUNDS — 99.43%
iShares MSCI Germany ETF[a]	4,850,514	$139,694,803

		139,694,803

TOTAL INVESTMENT COMPANIES
(Cost: $143,045,030)		139,694,803

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	126,831	126,831

		126,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,831)		126,831

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $143,171,861)		139,821,634
Other Assets, Less Liabilities — 0.48%		681,134

NET ASSETS — 100.00%		$140,502,768

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2014 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR 87,638,000	USD 110,308,235	12/03/2014	CITI	$1,334,188
EUR 111,080,000	USD 138,740,430	01/07/2015	CITI	589,863

				1,924,051

USD 109,421,515	EUR 87,638,000	12/03/2014	CITI	(447,467)

	Net Appreciation			$1,476,584

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

November 30, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.23%

EXCHANGE-TRADED FUNDS — 99.23%
iShares MSCI Japan ETF[a]	24,396,482	$283,487,121

		283,487,121

TOTAL INVESTMENT COMPANIES
(Cost: $285,167,536)		283,487,121

SHORT-TERM INVESTMENTS — 0.57%

MONEY MARKET FUNDS — 0.57%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	1,619,967	1,619,967

		1,619,967

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,619,967)		1,619,967

TOTAL INVESTMENTS IN SECURITIES — 99.80%
(Cost: $286,787,503)		285,107,088
Other Assets, Less Liabilities — 0.20%		581,983

NET ASSETS — 100.00%		$285,689,071

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2014 were as follows:

Currency to be Delivered		Currency to be Received		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY	32,382,911,000	USD	283,515,826	12/03/2014	CITI	$10,732,320
JPY	34,395,106,000	USD	292,215,257	01/06/2015	CITI	2,306,982

						13,039,302

USD	275,239,379	JPY	32,382,911,000	12/03/2014	CITI	(2,455,873)
USD	13,361,980	JPY	1,584,668,000	01/06/2015	CITI	(2,593)

						(2,458,466)

			Net Appreciation			$10,580,836

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.51%

COMMERCIAL BANKS — 29.39%
BBVA Banco Continental SA	4,001,113	$6,534,946
Credicorp Ltd.	382,069	63,293,550
Intergroup Financial Services Corp.	375,744	11,253,533

		81,082,029
CONSTRUCTION & ENGINEERING — 4.07%
Grana y Montero SAA	4,263,054	11,239,690

		11,239,690
CONSTRUCTION MATERIALS — 5.27%
Cementos Pacasmayo SAA	3,808,205	6,624,099
Union Andina de Cementos SAA	7,958,947	7,903,081

		14,527,180
ELECTRIC UTILITIES — 3.75%
Empresa de Distribucion Electrica de Lima Norte SA	2,555,298	4,680,995
Luz del Sur SAA	1,667,984	5,659,894

		10,340,889
FOOD & STAPLES RETAILING — 2.21%
InRetail Peru Corp.[a,b]	315,000	6,095,250

		6,095,250
FOOD PRODUCTS — 6.98%
Alicorp SA	6,108,161	15,560,595
Casa Grande SAA	1,196,576	3,687,445

		19,248,040
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.89%
Edegel SA	6,953,192	7,975,755

		7,975,755
METALS & MINING — 41.31%
Cia. de Minas Buenaventura SAA SP ADR	1,351,703	12,503,253
Compania Minera Atacocha SA Class Bb	32,535,247	2,907,618
Compania Minera Milpo SA	8,652,482	7,258,545
Corporacion Aceros Arequipa SA	12,474,597	2,648,262
Fortuna Silver Mines Inc.[b]	1,333,974	5,217,737
Hochschild Mining PLC[b]	2,749,643	4,039,103
Minsur SA	12,546,040	8,333,956
Rio Alto Mining Ltd.[b]	4,225,313	9,844,979
Sociedad Minera Cerro Verde SAb	301,073	7,379,299
Southern Copper Corp.	1,533,991	45,943,031
Volcan Compania Minera SAA Class B	29,483,028	7,874,255

		113,950,038
OIL, GAS & CONSUMABLE FUELS — 0.94%
Maple Energy PLC[b]	4,714,600	117,865
Refineria la Pampilla SAb	30,465,189	2,472,265

		2,590,130

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 2.70%
Ferreycorp SAA	13,582,957	$7,441,442

		7,441,442

TOTAL COMMON STOCKS
(Cost: $382,686,397)		274,490,443

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	865,006	865,006

		865,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $865,006)		865,006

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $383,551,403)		275,355,449
Other Assets, Less Liabilities — 0.17%		480,370

NET ASSETS — 100.00%		$275,835,819

SP ADR — Sponsored American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.16%

AIRLINES — 0.31%
Virgin Australia Holdings Ltd.[a,b]	24,557	$8,698

		8,698
AUTO COMPONENTS — 0.50%
ARB Corp. Ltd.[b]	1,434	13,953

		13,953
BIOTECHNOLOGY — 1.55%
Mesoblast Ltd.[a,b]	3,740	13,087
Sirtex Medical Ltd.	1,314	29,821

		42,908
BUILDING PRODUCTS — 0.47%
GWA Group Ltd.	5,349	12,920

		12,920
CAPITAL MARKETS — 5.49%
BT Investment Management Ltd.	1,644	9,499
IOOF Holdings Ltd.	5,586	43,433
Magellan Financial Group Ltd.	2,402	29,399
Perpetual Ltd.	1,030	42,531
Platinum Asset Management Ltd.	4,725	27,383

		152,245
CHEMICALS — 2.13%
DuluxGroup Ltd.	8,921	43,476
Nufarm Ltd.	3,992	15,673

		59,149
COMMERCIAL SERVICES & SUPPLIES — 7.27%
Cabcharge Australia Ltd.	2,662	10,838
Credit Corp. Group Ltd.	955	7,858
Downer EDI Ltd.	10,126	37,163
Mineral Resources Ltd.	3,472	22,610
Programmed Maintenance Services Ltd.	2,761	6,504
Recall Holdings Ltd.	7,279	39,450
SG Fleet Group Ltd.	2,542	4,252
Spotless Group Holdings Ltd.[a]	12,778	21,212
Tox Free Solutions Ltd.	3,028	5,892
Transfield Services Ltd.[a]	10,728	17,260
Transpacific Industries Group Ltd.	36,754	28,703

		201,742
CONSTRUCTION & ENGINEERING — 1.58%
Cardno Ltd.	3,418	9,394
Decmil Group Ltd.	2,930	3,201
MACA Ltd.	4,477	3,859
Monadelphous Group Ltd.[b]	1,941	15,076
RCR Tomlinson Ltd.	3,007	5,518
UGL Ltd.	3,848	6,798

		43,846

Security	Shares	Value

CONSTRUCTION MATERIALS — 2.36%
Adelaide Brighton Ltd.	10,430	$30,534
CSR Ltd.	11,770	34,959

		65,493
CONSUMER FINANCE — 0.50%
FlexiGroup Ltd.	5,308	13,772

		13,772
CONTAINERS & PACKAGING — 2.07%
Orora Ltd.	28,069	43,003
Pact Group Holdings Ltd.	4,106	14,543

		57,546
DISTRIBUTORS — 0.77%
Breville Group Ltd.	2,119	11,900
Pacific Brands Ltd.	21,350	9,476

		21,376
DIVERSIFIED CONSUMER SERVICES — 3.47%
G8 Education Ltd.	6,993	26,560
Invocare Ltd.	2,433	24,296
Navitas Ltd.	5,245	22,517
Slater & Gordon Ltd.	4,040	21,275
Vocation Ltd.	3,853	1,644

		96,292
DIVERSIFIED FINANCIAL SERVICES — 3.23%
Challenger Ltd.	13,121	71,112
IMF Bentham Ltd.	3,444	6,467
OzForex Group Ltd.	5,305	12,044

		89,623
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.65%
Amcom Telecommunications Ltd.	5,239	10,240
iiNET Ltd.	3,188	21,931
M2 Group Ltd.	3,569	25,313
NEXTDC Ltd.[a]	4,045	6,698
Vocus Communications Ltd.	1,828	9,205

		73,387
ELECTRIC UTILITIES — 2.11%
ERM Power Ltd.	2,820	4,705
Spark Infrastructure Group	32,402	53,928

		58,633
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
Hills Ltd.	4,512	4,583

		4,583

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

FOOD PRODUCTS — 3.10%
Australian Agricultural Co. Ltd.[a]	8,677	$11,257
Bega Cheese Ltd.	2,662	11,655
Goodman Fielder Ltd.	40,945	22,541
GrainCorp Ltd. Class A	4,260	29,560
Tassal Group Ltd.	3,247	10,919

		85,932
HEALTH CARE EQUIPMENT & SUPPLIES — 2.28%
Ansell Ltd.	3,558	63,316

		63,316
HEALTH CARE PROVIDERS & SERVICES — 3.53%
Greencross Ltd.	2,074	14,692
Japara Healthcare Ltd.[a]	5,508	11,236
Primary Health Care Ltd.	11,175	44,828
Sigma Pharmaceuticals Ltd.	25,779	16,172
Virtus Health Ltd.	1,855	11,051

		97,979
HOTELS, RESTAURANTS & LEISURE — 7.92%
Ainsworth Game Technology Ltd.	2,590	4,952
Ardent Leisure Group	10,014	25,897
Aristocrat Leisure Ltd.	12,456	69,209
Corporate Travel Management Ltd.	1,046	8,758
Domino’s Pizza Enterprises Ltd.	1,504	31,450
Echo Entertainment Group Ltd.	18,247	57,156
Mantra Group Ltd.[a]	3,194	7,579
Retail Food Group Ltd.	3,053	14,722

		219,723
HOUSEHOLD DURABLES — 0.36%
G.U.D Holdings Ltd.	1,651	10,061

		10,061
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.20%
Energy World Corp. Ltd.[a]	16,137	5,440

		5,440
INSURANCE — 1.00%
Cover-More Group Ltd.	6,654	12,494
Steadfast Group Ltd.	11,087	15,377

		27,871
INTERNET SOFTWARE & SERVICES — 2.08%
carsales.com Ltd.	4,979	44,451
iProperty Group Ltd.[a]	2,154	4,633
iSentia Group Ltd.[a]	3,492	8,613

		57,697
IT SERVICES — 1.11%
Iress Ltd.	3,146	26,529
UXC Ltd.	6,864	4,306

		30,835

Security	Shares	Value

MACHINERY — 0.44%
Bradken Ltd.	3,979	$12,328

		12,328
MARINE — 0.39%
Mermaid Marine Australia Ltd.	8,534	10,889

		10,889
MEDIA — 4.27%
APN News & Media Ltd.[a]	16,761	10,944
Fairfax Media Ltd.	46,508	29,374
Nine Entertainment Co. Holdings Ltd.	10,940	18,768
Seven West Media Ltd.	16,273	21,944
Southern Cross Media Group Ltd.	12,310	10,612
STW Communications Group Ltd.	7,798	7,754
Ten Network Holdings Ltd.[a,b]	36,120	7,553
Village Roadshow Ltd.	1,857	11,586

		118,535
METALS & MINING — 9.28%
Arrium Ltd.	68,352	14,001
Atlas Iron Ltd.[b]	18,105	2,781
BC Iron Ltd.	3,564	1,673
BlueScope Steel Ltd.[a]	13,009	54,961
Cudeco Ltd.[a,b]	3,309	3,982
Evolution Mining Ltd.	11,151	5,092
Independence Group NL	5,450	19,537
Jacana Minerals Ltd.	778	155
Lynas Corp. Ltd.[a,b]	75,428	3,798
Metals X Ltd.	5,223	3,388
Mount Gibson Iron Ltd.	15,245	5,335
Northern Star Resources Ltd.	12,125	12,160
OZ Minerals Ltd.	7,061	20,490
PanAust Ltd.	11,829	16,608
Regis Resources Ltd.[b]	7,559	9,290
Sandfire Resources NL	2,174	8,498
Sims Metal Management Ltd.	4,047	36,683
Sirius Resources NLa	6,753	15,043
Syrah Resources Ltd.[a,b]	2,471	7,382
Western Areas Ltd.	4,599	16,682
Western Desert Resources Ltd.[a]	10,104	—

		257,539
MULTI-UTILITIES — 2.62%
DUET Group	34,747	72,659

		72,659
MULTILINE RETAIL — 0.68%
Myer Holdings Ltd.[b]	13,627	18,842

		18,842

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.83%
AWE Ltd.[a]	12,145	$14,460
Beach Energy Ltd.	30,052	26,291
Drillsearch Energy Ltd.[a]	9,102	7,069
Energy Resources of Australia Ltd.[a]	4,278	4,820
Horizon Oil Ltd.[a]	23,268	3,972
Karoon Gas Australia Ltd.[a,b]	5,057	12,128
Liquefied Natural Gas Ltd.[a]	8,585	23,814
Paladin Energy Ltd.[a,b]	34,099	10,914
Senex Energy Ltd.[a,b]	21,316	6,095
Sundance Energy Australia Ltd.[a,b]	11,418	6,822
Whitehaven Coal Ltd.[a,b]	16,701	17,675

		134,060
PAPER & FOREST PRODUCTS — 0.24%
Gunns Ltd.[a,b]	15,059	—
TFS Corp. Ltd.	6,054	6,536

		6,536
PERSONAL PRODUCTS — 0.59%
Asaleo Care Ltd.[a]	9,829	16,317

		16,317
PHARMACEUTICALS — 0.22%
Mayne Pharma Group Ltd.[a]	11,220	6,225

		6,225
PROFESSIONAL SERVICES — 2.40%
McMillan Shakespeare Ltd.	1,353	12,010
SAI Global Ltd.	4,907	16,208
Skilled Group Ltd.	4,657	7,810
Veda Group Ltd.	15,671	30,629

		66,657
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.14%
Abacus Property Group	7,190	17,612
Astro Japan Property Trust	1,456	5,866
BWP Trust	11,914	25,828
Charter Hall Group	6,078	23,759
Charter Hall Retail REIT	7,380	26,140
Cromwell Group	30,213	25,916
GDI Property Group	11,915	9,152
Investa Office Fund	13,579	40,912
Shopping Centres Australasia Property Group	15,099	23,003

		198,188
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.84%
Aveo Group	8,728	15,569
Cedar Woods Properties Ltd.	1,338	7,594

		23,163
SOFTWARE — 0.46%
Technology One Ltd.	5,027	12,829

		12,829
SPECIALTY RETAIL — 3.85%
Automotive Holdings Group	4,993	16,748

Security	Shares	Value

Cash Converters International Ltd.	6,493	$5,486
Dick Smith Holdings Ltd.	4,129	7,894
JB Hi-Fi Ltd.[b]	2,309	30,487
Premier Investments Ltd.	1,992	17,240
Super Retail Group Ltd.	3,205	20,653
Thorn Group Ltd.	3,333	8,392

		106,900
TEXTILES, APPAREL & LUXURY GOODS — 0.28%
Billabong International Ltd.[a]	13,825	7,670

		7,670
THRIFTS & MORTGAGE FINANCE — 0.56%
Genworth Mortgage Insurance Australia Ltd.	5,293	15,631

		15,631
TRANSPORTATION INFRASTRUCTURE — 1.86%
Macquarie Atlas Roads Group	9,411	24,659
Qube Logistics Holdings Ltd.	14,673	26,925

		51,584

TOTAL COMMON STOCKS
(Cost: $3,007,930)		2,751,572

PREFERRED STOCKS — 0.26%

PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a]	22	—

		—
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.26%
Multiplex SITES Trust[a]	93	7,104

		7,104

TOTAL PREFERRED STOCKS
(Cost: $8,202)		7,104

SHORT-TERM INVESTMENTS — 7.38%

MONEY MARKET FUNDS — 7.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	193,474	193,474
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	11,001	11,001

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	463	$463

		204,938

TOTAL SHORT-TERM INVESTMENTS
(Cost: $204,938)		204,938

TOTAL INVESTMENTS IN SECURITIES — 106.80%
(Cost: $3,221,070)		2,963,614
Other Assets, Less Liabilities — (6.80)%		(188,659)

NET ASSETS — 100.00%		$2,774,955

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 87.79%

AUTO COMPONENTS — 2.41%
MAHLE Metal Leve SA	42,900	$384,694
Tupy SA	54,600	381,514

		766,208
BUILDING PRODUCTS — 0.38%
Portobello SA	66,300	122,251

		122,251
COMMERCIAL SERVICES & SUPPLIES — 3.38%
Contax Participacoes SA	42,900	229,817
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	54,610	844,785

		1,074,602
CONSTRUCTION MATERIALS — 1.31%
Eternit SA	163,800	214,920
Magnesita Refratarios SA	179,400	200,567

		415,487
DIVERSIFIED CONSUMER SERVICES — 3.89%
Abril Educacao SAa	81,900	357,670
GAEC Educacao SA	31,200	455,516
Ser Educacional SA	39,000	423,148

		1,236,334
ELECTRIC UTILITIES — 9.76%
Alupar Investimento SA Units	89,700	665,076
Equatorial Energia SA	167,740	1,816,714
Light SA	78,000	623,443

		3,105,233
FOOD & STAPLES RETAILING — 0.68%
Brazil Pharma SAa	156,000	216,797

		216,797
FOOD PRODUCTS — 8.43%
Marfrig Global Foods SAa	304,200	772,294
Minerva SAa	93,600	414,216
Sao Martinho SA	54,600	847,810
SLC Agricola SA	54,600	314,961
Tereos Internacional SA	308,100	215,283
Vanguarda Agro SAa	245,751	119,248

		2,683,812
HEALTH CARE PROVIDERS & SERVICES — 2.29%
Diagnosticos da America SA	66,300	271,526
Fleury SA	74,100	458,801

		730,327

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.73%
BHG SA – Brazil Hospitality Group[a]	46,800	$324,287
CVC Brasil Operadora e Agencia Viagens SA	42,900	258,128
International Meal Co. Holdings SA	54,600	286,136

		868,551
HOUSEHOLD DURABLES — 12.51%
Direcional Engenharia SA	81,900	305,211
Even Construtora e Incorporadora SA	237,900	535,634
EZ TEC Empreendimentos e Participacoes SA	54,600	486,431
Gafisa SA	444,600	472,896
Helbor Empreendimentos SA	136,530	296,799
MRV Engenharia e Participacoes SA	347,100	1,152,037
PDG Realty SA Empreendimentos e Participacoes[a]	1,275,300	549,517
Rossi Residencial SAa	1	1
Tecnisa SA	97,500	182,809

		3,981,335
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.36%
Eneva SAa	354,900	114,348

		114,348
INSURANCE — 0.49%
Brasil Insurance Participacoes e Administracao SA	74,100	156,481

		156,481
MACHINERY — 1.97%
Iochpe-Maxion SA	70,200	384,239
Kepler Weber SA	13,500	243,111

		627,350
MEDIA — 4.38%
Multiplus SA	50,700	682,941
Smiles SA	39,000	711,555

		1,394,496
METALS & MINING — 0.54%
Paranapanema SAa	167,700	171,212

		171,212
MULTILINE RETAIL — 1.68%
Magazine Luiza SA	66,300	205,897
Marisa Lojas SA	58,500	329,283

		535,180
OIL, GAS & CONSUMABLE FUELS — 0.84%
QGEP Participacoes SA	85,800	266,455

		266,455

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 9.52%
Aliansce Shopping Centers SA	85,800	$594,526
BR Properties SA	175,500	745,997
Brasil Brokers Participacoes SA	152,100	176,541
Iguatemi Empresa de Shopping Centers SA	74,100	739,260
JHSF Participacoes SA	89,700	101,328
LPS Brasil – Consultoria de Imoveis SA	66,300	239,355
Sao Carlos Empreendimentos e Participacoes SA	19,500	230,877
Sonae Sierra Brasil SA	27,300	200,825

		3,028,709
ROAD & RAIL — 5.81%
ALL – America Latina Logistica SA	475,800	1,148,843
Cosan Logistica SAa	132,600	178,615
Julio Simoes Logistica SA	70,200	359,713
Tegma Gestao Logistica SA	23,400	162,598

		1,849,769
SOFTWARE — 1.65%
Linx SA	23,400	525,036

		525,036
SPECIALTY RETAIL — 4.65%
Companhia Hering SA	156,000	1,480,639

		1,480,639
TEXTILES, APPAREL & LUXURY GOODS — 3.37%
Arezzo Industria e Comercio SA	46,800	523,038
Companhia Providencia Industria e Comercio SA	27,300	90,398
Restoque Comercio e Confeccoes de Roupas SA	93,600	333,916
Technos SA	35,100	125,082

		1,072,434
TRADING COMPANIES & DISTRIBUTORS — 1.15%
Mills Estruturas e Servicos de Engenharia SA	89,700	365,618

		365,618
TRANSPORTATION INFRASTRUCTURE — 1.75%
Prumo Logistica SAa	561,699	117,745
Santos Brasil Participacoes SA Units	50,700	328,678
TPI – Triunfo Participacoes e Investimentos SA	46,800	109,004

		555,427
WATER UTILITIES — 1.86%
Companhia de Saneamento de Minas Gerais SA	62,400	591,044

		591,044

TOTAL COMMON STOCKS
(Cost: $29,856,516)		27,935,135

Security	Shares	Value

PREFERRED STOCKS — 11.58%

AIRLINES — 1.93%
GOL Linhas Aereas Inteligentes SA	105,300	$614,374

		614,374
COMMERCIAL BANKS — 3.40%
Banco ABC Brasil SA	58,544	317,032
Banco Daycoval SA	74,100	264,638
Banco Industrial e Comercial SA	70,245	155,430
Banco Pan SA	257,416	239,824
Banco Pine SA	43,435	104,876

		1,081,800
ELECTRIC UTILITIES — 2.19%
Centrais Eletricas Santa Catarina	19,500	110,518
Companhia Energetica do Ceara Class A	15,600	222,187
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	101,400	364,891

		697,596
MACHINERY — 3.56%
Marcopolo SA	475,800	764,664
Randon SA Implementos e Participacoes	163,850	365,729

		1,130,393
METALS & MINING — 0.50%
Companhia de Ferro Ligas da Bahia – Ferbasa	46,810	159,543

		159,543

TOTAL PREFERRED STOCKS
(Cost: $4,088,989)		3,683,706

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,180	1,180

		1,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,180)		1,180

TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $33,946,685)		31,620,021
Other Assets, Less Liabilities — 0.63%		200,023

NET ASSETS — 100.00%		$31,820,044

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.33%
MacDonald Dettwiler & Associates Ltd.	516	$40,624
Magellan Aerospace Corp.	204	2,437

		43,061
AIRLINES — 0.31%
Air Canada[a]	1,014	9,942

		9,942
AUTO COMPONENTS — 1.58%
Linamar Corp.	693	40,866
Martinrea International Inc.	1,137	10,041

		50,907
BEVERAGES — 0.27%
Cott Corp.	1,341	8,844

		8,844
BIOTECHNOLOGY — 0.72%
Knight Therapeutics Inc.[a]	990	5,930
Prometic Life Sciences Inc.[a]	7,155	13,052
Tekmira Pharmaceuticals Corp.[a]	279	4,270

		23,252
CAPITAL MARKETS — 2.51%
AGF Management Ltd. Class B	924	8,071
Alaris Royalty Corp.	459	14,005
Canaccord Genuity Group Inc.	1,401	11,242
Dundee Corp. Class Aa	609	8,182
Fiera Capital Corp.	339	3,942
Gluskin Sheff + Associates Inc.	423	10,369
GMP Capital Inc.	672	3,542
Sprott Inc.	2,106	4,507
Tricon Capital Group Inc.	1,233	9,364
Uranium Participation Corp.[a]	1,674	7,708

		80,932
CHEMICALS — 0.26%
Canexus Corp.	2,622	8,301

		8,301
COMMERCIAL BANKS — 1.69%
Canadian Western Bank	1,146	36,282
Laurentian Bank of Canada	408	18,249

		54,531
COMMERCIAL SERVICES & SUPPLIES — 3.80%
Black Diamond Group Ltd.	552	8,733
DirectCash Payments Inc.	198	2,855

Security	Shares	Value

Horizon North Logistics Inc.	1,392	$3,687
Newalta Corp.	720	11,890
Progressive Waste Solutions Ltd.	1,638	49,977
Ritchie Bros. Auctioneers Inc.	1,302	33,650
Transcontinental Inc. Class A	891	11,995

		122,787
COMMUNICATIONS EQUIPMENT — 0.86%
Sandvine Corp.[a]	2,130	5,380
Sierra Wireless Inc.[a,b]	447	16,923
Wi-Lan Inc.	1,731	5,511

		27,814
CONSTRUCTION & ENGINEERING — 1.69%
Aecon Group Inc.	807	8,500
Badger Daylighting Ltd.	537	14,510
Bird Construction Inc.	597	6,230
WSP Global Inc.	825	25,302

		54,542
CONTAINERS & PACKAGING — 1.88%
Cascades Inc.	939	5,377
CCL Industries Inc. Class B	390	41,317
Intertape Polymer Group Inc.	828	13,812

		60,506
DIVERSIFIED CONSUMER SERVICES — 0.53%
EnerCare Inc.	1,239	16,994

		16,994
DIVERSIFIED FINANCIAL SERVICES — 2.20%
Callidus Capital Corp.[a]	309	5,826
Element Financial Corp.[a]	3,765	47,779
TMX Group Ltd.	387	17,465

		71,070
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.29%
Manitoba Telecom Services Inc.	366	9,257

		9,257
ELECTRICAL EQUIPMENT — 0.12%
Ballard Power Systems Inc.[a]	1,755	4,002

		4,002
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.01%
Avigilon Corp.[a,b]	528	7,881
Celestica Inc.[a]	2,283	24,587

		32,468
ENERGY EQUIPMENT & SERVICES — 8.10%
Calfrac Well Services Ltd.	1,023	10,946
Canadian Energy Services & Technology Corp.	2,556	15,422
CanElson Drilling Inc.	1,245	5,274
Canyon Services Group Inc.	942	8,005

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Enerflex Ltd.	1,122	$16,492
Ensign Energy Services Inc.	1,860	17,748
Essential Energy Services Ltd.[a]	1,806	2,756
Mullen Group Ltd.	1,308	25,787
Pason Systems Inc.	1,005	22,863
PHX Energy Services Corp.	414	3,620
Poseidon Concepts Corp.[a]	789	1
Precision Drilling Corp.	4,173	27,155
Savanna Energy Services Corp.	1,269	5,208
Secure Energy Services Inc.	1,725	25,763
ShawCor Ltd.	912	37,672
Total Energy Services Inc.	426	6,643
Trican Well Service Ltd.	2,136	14,499
Trinidad Drilling Ltd.	1,971	10,458
Western Energy Services Corp.	961	5,175

		261,487
FOOD & STAPLES RETAILING — 1.46%
Jean Coutu Group PJC Inc. (The) Class A	1,194	28,273
Liquor Stores N.A. Ltd.	315	4,102
North West Co. Inc. (The)	690	14,796

		47,171
FOOD PRODUCTS — 1.49%
AGT Food & Ingredients Inc.	273	6,641
Clearwater Seafoods Inc.	270	2,619
High Liner Foods Inc.	261	4,912
Maple Leaf Foods Inc.	1,413	23,297
Premium Brands Holdings Corp.	270	5,868
Rogers Sugar Inc.	1,194	4,880

		48,217
GAS UTILITIES — 0.87%
Superior Plus Corp.	1,803	20,319
Valener Inc.	537	7,624

		27,943
HEALTH CARE PROVIDERS & SERVICES — 0.66%
Extendicare Inc.	1,260	7,691
Leisureworld Senior Care Corp.	519	6,349
Medical Facilities Corp.	450	7,400

		21,440
HOTELS, RESTAURANTS & LEISURE — 2.47%
Amaya Gaming Group Inc.[a]	1,578	53,612
Great Canadian Gaming Corp.[a]	630	12,183
MTY Food Group Inc.	204	6,253
Whistler Blackcomb Holdings Inc.	435	7,611

		79,659
HOUSEHOLD DURABLES — 0.40%
Dorel Industries Inc. Class B	384	12,763

		12,763
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.08%
Algonquin Power & Utilities Corp.	2,568	21,801

Security	Shares	Value

Atlantic Power Corp.	1,695	$3,895
Boralex Inc. Class A	297	3,488
Capital Power Corp.	1,176	27,980
Capstone Infrastructure Corp.	1,308	4,680
Innergex Renewable Energy Inc.	1,425	13,847
Northland Power Inc.	1,365	20,075
TransAlta Renewables Inc.	330	3,470

		99,236
IT SERVICES — 1.13%
DH Corp.	1,155	36,456

		36,456
LEISURE EQUIPMENT & PRODUCTS — 0.73%
BRP Inc.[a]	540	13,213
Performance Sports Group Ltd.[a]	567	10,407

		23,620
MACHINERY — 1.09%
AG Growth International Inc.	183	8,036
ATS Automation Tooling Systems Inc.[a]	1,290	16,325
New Flyer Industries Inc.	636	7,346
Westport Innovations Inc.[a,b]	759	3,488

		35,195
MEDIA — 4.63%
Aimia Inc.	2,484	31,610
Cineplex Inc.	900	34,532
Cogeco Cable Inc.	240	13,677
Corus Entertainment Inc. Class B	1,173	22,323
DHX Media Ltd.[a]	726	5,921
Quebecor Inc. Class B	1,197	32,543
Sirius XM Canada Holdings Inc.	300	1,415
Yellow Media Ltd.[a]	402	7,316

		149,337
METALS & MINING — 14.03%
Alacer Gold Corp.	3,291	5,888
Alamos Gold Inc.	1,818	12,340
Argonaut Gold Inc.[a]	2,193	3,520
Asanko Gold Inc.[a]	2,367	3,965
AuRico Gold Inc.	3,552	11,931
B2Gold Corp.[a,b]	12,387	20,206
Canam Group Inc.	504	4,447
Capstone Mining Corp.[a]	4,884	8,181
Centerra Gold Inc.	2,346	10,719
China Gold International Resources Corp. Ltd.[a]	2,214	4,563
Continental Gold Ltd.[a,b]	1,494	2,909
Detour Gold Corp.[a,b]	2,256	16,778
Dominion Diamond Corp.[a]	1,155	18,871
Dundee Precious Metals Inc.[a,b]	1,644	4,109
Endeavour Mining Corp.[a,b]	6,207	2,558
Endeavour Silver Corp.[a]	1,494	3,931
First Majestic Silver Corp.[a]	1,710	6,808
Fortuna Silver Mines Inc.[a]	1,821	7,123
Gabriel Resources Ltd.[a]	3,159	1,607
Guyana Goldfields Inc.[a]	2,016	4,950
HudBay Minerals Inc.	3,306	24,992

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

IAMGOLD Corp.[a]	5,388	$10,585
Imperial Metals Corp.[a]	636	5,076
Ivanhoe Mines Ltd.[a]	7,395	6,356
Labrador Iron Ore Royalty Corp.	915	13,385
Lake Shore Gold Corp.[a]	5,886	4,749
Lucara Diamond Corp.	4,569	9,136
Lundin Mining Corp.[a]	9,207	44,006
MAG Silver Corp.[a]	822	5,219
Major Drilling Group International Inc.	1,140	6,618
Nevsun Resources Ltd.	2,817	11,389
Novagold Resources Inc.[a]	3,432	9,571
OceanaGold Corp.[a]	4,311	7,902
Osisko Gold Royalties Ltd.[a]	654	7,823
Pan American Silver Corp.	2,163	20,108
Premier Gold Mines Ltd.[a]	2,208	3,815
Pretium Resources Inc.[a]	1,320	7,270
Primero Mining Corp.[a]	2,286	9,443
Romarco Minerals Inc.[a,b]	9,363	4,270
Rubicon Minerals Corp.[a]	5,187	5,095
Sandstorm Gold Ltd.[a]	1,662	4,416
Seabridge Gold Inc.[a]	501	3,770
SEMAFO Inc.[a]	3,912	11,287
Sherritt International Corp.	4,218	9,618
Silver Standard Resources Inc.[a]	1,158	5,850
Silvercorp Metals Inc.[b]	2,538	3,428
Tahoe Resources Inc.[a]	1,263	19,683
Taseko Mines Ltd.[a]	3,141	3,994
Thompson Creek Metals Co. Inc.[a]	2,871	4,784
Timmins Gold Corp.[a]	2,316	2,133
Torex Gold Resources Inc.[a]	10,356	11,716

		452,891
MULTI-UTILITIES — 0.25%
Just Energy Group Inc.	1,662	8,162

		8,162
MULTILINE RETAIL — 0.62%
Hudson’s Bay Co.	789	16,725
Sears Canada Inc.	358	3,422

		20,147
OIL, GAS & CONSUMABLE FUELS — 15.60%
Advantage Oil & Gas Ltd.[a]	2,421	10,850
Athabasca Oil Corp.[a]	5,136	11,441
Bankers Petroleum Ltd.[a]	3,714	11,205
Bellatrix Exploration Ltd.[a,b]	2,709	11,071
Birchcliff Energy Ltd.[a]	1,470	13,137
BlackPearl Resources Inc.[a]	4,275	4,911
Bonavista Energy Corp.	2,745	23,159
Bonterra Energy Corp.	414	15,721
Canacol Energy Ltd.[a]	1,431	3,451
Cardinal Energy Ltd.	810	9,803
Cequence Energy Ltd.[a]	2,085	2,395
Crew Energy Inc.[a]	1,569	9,866
DeeThree Exploration Ltd.[a]	1,209	5,810
Delphi Energy Corp.[a]	2,310	3,262
Denison Mines Corp.[a]	6,399	6,566
Enbridge Income Fund Holdings Inc.	801	20,962
Freehold Royalties Ltd.	795	13,575
Gibson Energy Inc.	1,767	42,228

Security	Shares	Value

Ithaca Energy Inc.[a,b]	4,680	$4,556
Kelt Exploration Ltd.[a]	1,260	9,039
Legacy Oil & Gas Inc. Class Aa	2,130	5,492
Lightstream Resources Ltd.	2,829	6,203
Long Run Exploration Ltd.	2,337	4,448
Northern Blizzard Resources Inc.[a]	432	4,111
NuVista Energy Ltd.[a]	1,941	14,129
Painted Pony Petroleum Ltd.[a]	1,332	11,098
Parex Resources Inc.[a]	1,515	10,682
Parkland Fuel Corp.	1,071	20,053
Pengrowth Energy Corp.	7,518	24,527
Raging River Exploration Inc.[a]	2,445	13,316
RMP Energy Inc.[a]	1,740	7,874
Spartan Energy Corp.[a]	3,537	7,972
Sprott Resource Corp.[a]	1,404	2,327
Surge Energy Inc.	3,111	13,669
TORC Oil & Gas Ltd.	990	7,319
TransGlobe Energy Corp.	1,113	3,553
Trilogy Energy Corp.	1,047	9,807
Twin Butte Energy Ltd.	4,428	4,660
Veresen Inc.	3,984	62,507
Whitecap Resources Inc.	3,507	36,815

		503,570
PAPER & FOREST PRODUCTS — 3.85%
Ainsworth Lumber Co. Ltd.[a]	1,560	3,626
Canfor Corp.[a]	1,161	27,980
Canfor Pulp Products Inc.	514	6,063
Interfor Corp.[a]	954	14,809
Norbord Inc.	384	7,776
West Fraser Timber Co. Ltd.	999	52,024
Western Forest Products Inc.	5,607	11,998

		124,276
PHARMACEUTICALS — 0.33%
Concordia Healthcare Corp.	261	10,758

		10,758
PROFESSIONAL SERVICES — 1.50%
Morneau Shepell Inc.	651	9,620
Stantec Inc.	1,335	38,871

		48,491
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.10%
Allied Properties Real Estate Investment Trust	516	17,083
Artis Real Estate Investment Trust	936	13,036
Boardwalk Real Estate Investment Trust	336	19,345
Brookfield Office Properties Canada	180	4,404
Calloway Real Estate Investment Trust	831	20,297
Canadian Apartment Properties Real Estate Investment Trust	777	17,663
Canadian Real Estate Investment Trust	495	21,124
Chartwell Retirement Residences	1,221	12,903
Choice Properties Real Estate Investment Trust	615	5,933
Cominar Real Estate Investment Trust	1,101	18,211
Crombie Real Estate Investment Trust	543	6,181
CT Real Estate Investment Trust	444	4,867
Dream Global Real Estate Investment Trust	765	5,951
Dream Industrial Real Estate Investment Trust	384	3,017
Dream Office Real Estate Investment Trust	726	17,166

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Granite Real Estate Investment Trust	330	$11,464
InnVest Real Estate Investment Trust	798	3,709
InterRent Real Estate Investment Trust	447	2,352
Milestone Apartments Real Estate Investment Trust	300	3,255
Morguard North American Residential Real Estate Investment Trust	198	1,743
Morguard Real Estate Investment Trust	435	6,901
Northern Property REIT Real Estate Investment Trust	228	5,247
NorthWest Healthcare Properties Real Estate Investment Trust[b]	267	2,129
Pure Industrial Real Estate Trust	1,311	5,139

		229,120
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.59%
Altus Group Ltd.	408	8,498
Dream Unlimited Corp. Class Aa	765	7,876
FirstService Corp.	471	25,065
Killam Properties Inc.	747	6,984
Mainstreet Equity Corp.[a]	84	2,903

		51,326
ROAD & RAIL — 1.22%
Student Transportation Inc.	1,002	6,433
TransForce Inc.	1,266	33,075

		39,508
SOFTWARE — 0.66%
Descartes Systems Group Inc. (The)[a]	1,071	16,231
Redknee Solutions Inc.[a,b]	1,455	4,925

		21,156
SPECIALTY RETAIL — 1.16%
AutoCanada Inc.	297	13,758
Reitmans Canada Ltd. Class A	675	3,516
RONA Inc.	1,686	20,272

		37,546
THRIFTS & MORTGAGE FINANCE — 2.14%
First National Financial Corp.	165	3,545
Genworth MI Canada Inc.	612	22,161
Home Capital Group Inc.	951	43,495

		69,201
TRADING COMPANIES & DISTRIBUTORS — 1.79%
Russel Metals Inc.	876	22,978
Toromont Industries Ltd.	1,101	27,712
Wajax Corp.	240	6,929

		57,619
TRANSPORTATION INFRASTRUCTURE — 0.82%
Westshore Terminals Investment Corp.	900	26,576

		26,576

TOTAL COMMON STOCKS
(Cost: $3,699,333)		3,222,081

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	92,526	$92,526
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	5,261	5,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	779	779

		98,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $98,566)		98,566

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $3,797,899)		3,320,647
Other Assets, Less Liabilities — (2.87)%		(92,704)

NET ASSETS — 100.00%		$3,227,943

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 0.16%
AviChina Industry & Technology Co. Ltd. Class H	2,981,500	$2,019,808

		2,019,808
AIR FREIGHT & LOGISTICS — 0.17%
Sinotrans Ltd. Class H	2,805,000	2,115,957

		2,115,957
AIRLINES — 0.15%
Air China Ltd. Class H	2,550,000	1,956,480

		1,956,480
AUTOMOBILES — 3.00%
Brilliance China Automotive Holdings Ltd.	4,590,000	7,824,604
BYD Co. Ltd. Class Ha	1,020,000	6,188,395
Chongqing Changan Automobile Co. Ltd.	1,341,384	2,845,360
Dongfeng Motor Group Co. Ltd. Class H	4,080,000	6,208,124
Geely Automobile Holdings Ltd.	7,650,000	3,324,371
Great Wall Motor Co. Ltd. Class H	1,657,500	8,356,963
Guangzhou Automobile Group Co. Ltd. Class H	3,572,000	3,380,848

		38,128,665
BEVERAGES — 0.28%
Tsingtao Brewery Co. Ltd. Class H	510,000	3,580,851

		3,580,851
CAPITAL MARKETS — 1.56%
China Cinda Asset Management Co. Ltd.[b]	8,160,000	4,356,209
China Everbright Ltd.	1,530,000	3,547,311
China Galaxy Securities Co. Ltd. Class H	2,422,500	2,489,662
CITIC Securities Co. Ltd. Class H	1,657,500	4,862,427
Haitong Securities Co. Ltd. Class H	2,142,000	4,557,447

		19,813,056
CHEMICALS — 0.14%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,610,000	1,743,404

		1,743,404
COMMERCIAL BANKS — 23.11%
Agricultural Bank of China Ltd. Class H	33,660,000	15,972,766
Bank of China Ltd. Class H	123,930,000	63,922,630
Bank of Communications Co. Ltd. Class H	13,515,200	11,206,026
China CITIC Bank Corp. Ltd. Class H	12,750,800	9,487,056
China Construction Bank Corp. Class H	112,455,000	85,265,687
China Everbright Bank Co. Ltd.	4,335,000	2,213,617
China Merchants Bank Co. Ltd. Class H	7,140,150	14,786,694
China Minsheng Banking Corp. Ltd. Class H	9,817,800	10,786,287
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,825,000	2,165,280
Industrial and Commercial Bank of China Ltd. Class H	115,005,000	78,004,681

		293,810,724

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.46%
China Everbright International Ltd.[a]	3,825,000	$5,889,168

		5,889,168
COMMUNICATIONS EQUIPMENT — 0.18%
ZTE Corp. Class Ha	969,000	2,319,103

		2,319,103
COMPUTERS & PERIPHERALS — 1.13%
Lenovo Group Ltd.	10,200,000	14,310,252

		14,310,252
CONSTRUCTION & ENGINEERING — 1.61%
China Communications Construction Co. Ltd. Class H	6,885,000	6,889,439
China Railway Construction Corp. Ltd. Class H	3,060,000	3,515,745
China Railway Group Ltd. Class H	6,375,000	4,619,922
China State Construction International Holdings Ltd.	2,550,000	3,873,501
Sinopec Engineering Group Co. Ltd.	1,785,000	1,565,184

		20,463,791
CONSTRUCTION MATERIALS — 1.15%
Anhui Conch Cement Co. Ltd. Class Ha	1,912,500	6,473,646
BBMG Corp. Class H	1,912,500	1,580,803
China National Building Material Co. Ltd. Class Ha	4,590,000	4,486,421
China Resources Cement Holdings Ltd.[a]	3,066,000	2,103,304

		14,644,174
DIVERSIFIED FINANCIAL SERVICES — 0.15%
Far East Horizon Ltd.	2,040,000	1,899,265

		1,899,265
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.48%
Alibaba Health Information Technology Ltd.[b]	3,968,000	2,793,718
China Communications Services Corp. Ltd. Class H	3,570,800	1,740,506
China Telecom Corp. Ltd. Class H	21,420,000	12,981,818
China Unicom (Hong Kong) Ltd.	9,180,000	13,968,278

		31,484,320
ELECTRICAL EQUIPMENT — 0.52%
Shanghai Electric Group Co. Ltd. Class H	4,590,000	2,752,224
Zhuzhou CSR Times Electric Co. Ltd. Class H	885,500	3,808,050

		6,560,274
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.68%
AAC Technologies Holdings Inc.[a]	1,147,500	6,754,787
Kingboard Chemical Holdings Co. Ltd.	1,020,300	1,907,718

		8,662,505

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2014

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.42%
China Oilfield Services Ltd. Class H	3,060,000	$5,390,019

		5,390,019
FOOD & STAPLES RETAILING — 0.66%
China Resources Enterprise Ltd.[a]	2,040,000	4,256,248
Sun Art Retail Group Ltd.[a]	3,697,500	4,200,512

		8,456,760
FOOD PRODUCTS — 2.57%
China Agri-Industries Holdings Ltd.[a]	3,315,900	1,287,022
China Huishan Dairy Holdings Co. Ltd.[a]	9,180,000	1,929,516
China Mengniu Dairy Co. Ltd.	2,040,000	8,273,114
Tingyi Cayman Islands Holding Corp.[a]	3,060,000	7,276,132
Uni-President China Holdings Ltd.[a]	2,120,200	1,867,307
Want Want China Holdings Ltd.[a]	9,180,000	12,050,600

		32,683,691
GAS UTILITIES — 1.36%
China Gas Holdings Ltd.	3,060,000	5,713,578
China Resources Gas Group Ltd.	1,534,000	4,312,212
ENN Energy Holdings Ltd.[a]	1,186,000	7,249,052

		17,274,842
HEALTH CARE EQUIPMENT & SUPPLIES — 0.21%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,064,000	2,714,337

		2,714,337
HEALTH CARE PROVIDERS & SERVICES — 0.65%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,071,000	2,552,170
Sinopharm Group Co. Ltd. Class H	1,530,000	5,701,741

		8,253,911
HOUSEHOLD DURABLES — 0.39%
Haier Electronics Group Co. Ltd.[a]	1,785,000	4,983,269

		4,983,269
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.95%
China Longyuan Power Group Corp. Ltd. Class H	4,590,000	4,936,248
China Resources Power Holdings Co. Ltd.	3,066,000	8,935,087
Datang International Power Generation Co. Ltd. Class H	4,080,000	2,293,849
Huadian Power International Corp. Ltd. Class H	2,550,000	2,084,719
Huaneng Power International Inc. Class H	5,610,000	6,575,745

		24,825,648
INDUSTRIAL CONGLOMERATES — 1.15%
Beijing Enterprises Holdings Ltd.	765,000	6,106,190
CITIC Ltd.	3,570,000	6,223,907
Shanghai Industrial Holdings Ltd.	765,000	2,357,640

		14,687,737

Security	Shares	Value

INSURANCE — 8.61%
China Life Insurance Co. Ltd. Class H	11,730,000	$40,763,830
China Pacific Insurance (Group) Co. Ltd. Class H	4,131,000	17,312,379
China Taiping Insurance Holdings Co. Ltd.[b]	1,683,124	4,340,745
New China Life Insurance Co. Ltd. Class H	1,122,000	5,085,532
People’s Insurance Co. Group of China Ltd. Class H	10,200,000	4,945,455
PICC Property and Casualty Co. Ltd. Class H	5,101,200	10,274,757
Ping An Insurance (Group) Co. of China Ltd. Class H	3,187,500	26,737,186

		109,459,884
INTERNET SOFTWARE & SERVICES — 10.10%
Tencent Holdings Ltd.[a]	8,032,500	128,437,137

		128,437,137
MACHINERY — 0.80%
China International Marine Containers (Group) Co. Ltd. Class H	790,500	1,800,159
CSR Corp Ltd. Class H	3,289,000	3,346,255
Haitian International Holdings Ltd.	1,020,000	2,170,213
Weichai Power Co. Ltd. Class H	765,000	2,900,193

		10,216,820
MARINE — 0.30%
China COSCO Holdings Co. Ltd. Class Ha,b	4,080,000	2,004,487
China Shipping Container Lines Co. Ltd. Class Ha,b	6,120,000	1,799,304

		3,803,791
MEDIA — 0.14%
Alibaba Pictures Group Ltd.[a,b]	8,810,000	1,829,026

		1,829,026
METALS & MINING — 0.95%
Aluminum Corp. of China Ltd. Class Ha,b	6,120,000	2,659,497
Fosun International Ltd.	2,677,500	3,269,623
Jiangxi Copper Co. Ltd. Class H	2,040,000	3,661,741
Zijin Mining Group Co. Ltd. Class H	9,180,000	2,450,367

		12,041,228
MULTILINE RETAIL — 0.12%
Intime Retail Group Co. Ltd.	1,912,500	1,514,217

		1,514,217
OIL, GAS & CONSUMABLE FUELS — 10.89%
China Coal Energy Co. Class Ha	6,375,000	3,978,723
China Petroleum & Chemical Corp. Class H	39,781,000	32,573,740
China Shenhua Energy Co. Ltd. Class H	5,355,000	15,226,015
CNOOC Ltd.	27,795,000	40,644,139
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,657,574	2,488,019
Kunlun Energy Co. Ltd.	5,104,000	5,521,929
PetroChina Co. Ltd. Class H	32,640,000	35,396,828
Yanzhou Coal Mining Co. Ltd. Class Ha	3,060,000	2,608,201

		138,437,594

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2014

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.27%
Lee & Man Paper Manufacturing Ltd.[a]	2,295,000	$1,278,453
Nine Dragons Paper (Holdings) Ltd.[a]	2,550,000	2,176,789

		3,455,242
PERSONAL PRODUCTS — 0.98%
Hengan International Group Co. Ltd.	1,147,500	12,436,799

		12,436,799
PHARMACEUTICALS — 1.49%
China Medical System Holdings Ltd.	1,530,000	2,600,309
CSPC Pharmaceutical Group Ltd.	4,590,000	4,083,946
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	637,500	2,285,300
Sihuan Pharmaceutical Holdings Group Ltd.	6,630,000	4,958,607
Sino Biopharmaceutical Ltd.	5,100,000	5,044,101

		18,972,263
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.02%
China Overseas Land & Investment Ltd.	6,630,000	19,919,923
China Resources Land Ltd.	3,060,000	7,733,849
China South City Holdings Ltd.	3,570,000	1,836,789
China Vanke Co. Ltd.[a,b]	2,040,031	4,177,394
Country Garden Holdings Co. Ltd.	7,873,727	3,289,604
Evergrande Real Estate Group Ltd.[a]	9,180,000	3,728,820
Franshion Properties (China) Ltd.	5,610,000	1,584,255
Guangzhou R&F Properties Co. Ltd. Class H	1,632,000	2,016,062
Longfor Properties Co. Ltd.	2,167,500	2,917,950
New World China Land Ltd.	4,080,000	2,525,339
Shimao Property Holdings Ltd.	2,167,500	5,187,466
Shui On Land Ltd.	5,737,500	1,427,901
Sino-Ocean Land Holdings Ltd.	5,227,500	3,134,478
SOHO China Ltd.	2,805,000	2,123,191
Yuexiu Property Co. Ltd.[a]	10,848,320	2,168,265

		63,771,286
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.03%
GCL-Poly Energy Holdings Ltd.[a,b]	15,810,000	4,301,625
Hanergy Thin Film Power Group Ltd.[a]	19,380,000	4,873,114
Semiconductor Manufacturing International Corp.[b]	37,995,000	3,919,536

		13,094,275
SOFTWARE — 0.19%
Kingsoft Corp. Ltd.[a]	1,020,000	2,443,791

		2,443,791
SPECIALTY RETAIL — 0.82%
Belle International Holdings Ltd.	7,140,000	8,111,335
GOME Electrical Appliances Holdings Ltd.[a]	16,065,000	2,361,586

		10,472,921

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.45%
Anta Sports Products Ltd.[a]	1,530,000	$3,168,510
Shenzhou International Group Holdings Ltd.[a]	765,000	2,545,068

		5,713,578
TRANSPORTATION INFRASTRUCTURE — 1.20%
Beijing Capital International Airport Co. Ltd. Class H	2,550,000	1,992,650
China Merchants Holdings International Co. Ltd.	1,530,000	5,238,104
COSCO Pacific Ltd.	2,550,000	3,465,764
Jiangsu Expressway Co. Ltd. Class H	2,040,000	2,312,263
Zhejiang Expressway Co. Ltd. Class H	2,040,000	2,283,327

		15,292,108
WATER UTILITIES — 0.80%
Beijing Enterprises Water Group Ltd.[a]	6,630,000	4,556,789
Guangdong Investment Ltd.	4,080,000	5,629,401

		10,186,190
WIRELESS TELECOMMUNICATION SERVICES — 9.27%
China Mobile Ltd.	9,562,500	117,820,358

		117,820,358

TOTAL COMMON STOCKS (Cost: $1,241,323,032)		1,268,070,519

RIGHTS — 0.04%

INSURANCE — 0.04%
PICC Property and Casual Company Ltd.[b]	459,108	483,085

		483,085

TOTAL RIGHTS (Cost: $0)		483,085

SHORT-TERM INVESTMENTS — 6.40%

MONEY MARKET FUNDS — 6.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	76,399,037	76,399,037
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,343,924	4,343,924
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	623,052	623,052

		81,366,013

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2014

Security	Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,366,013)	$81,366,013

TOTAL INVESTMENTS IN SECURITIES — 106.16% (Cost: $1,322,689,045)	1,349,919,617
Other Assets, Less Liabilities — (6.16)%	(78,379,320)

NET ASSETS — 100.00%	$1,271,540,297

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	19	Dec. 2014	Hong Kong Futures	$1,367,485	$53,003

See accompanying notes to schedules of investments.

18

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.16%
AVIC International Holding HK Ltd.[a,b]	532,000	$54,881

		54,881
AIRLINES — 0.11%
Shandong Airlines Co. Ltd. Class B	22,400	35,153

		35,153
AUTO COMPONENTS — 2.60%
Chaowei Power Holdings Ltd.[a]	154,000	77,447
Double Coin Holdings Ltd. Class B	51,800	39,886
Minth Group Ltd.	168,000	352,681
Nexteer Automotive Group Ltd.	210,000	170,329
Tianneng Power International Ltd.	196,000	63,438
Xinchen China Power Holdings Ltd.[b]	112,000	52,714
Xingda International Holdings Ltd.[a]	238,000	85,931
Zhejiang Shibao Co. Ltd.	28,000	30,401

		872,827
AUTOMOBILES — 0.25%
Jinan Qingqi Motorcycle Co. Ltd. Class Bb	42,000	19,908
Qingling Motors Co. Ltd. Class H	196,000	65,207

		85,115
BEVERAGES — 0.78%
Anhui Gujing Distillery Co. Ltd. Class B	33,600	91,810
Dynasty Fine Wines Group Ltd.[a,b]	128,000	15,449
Tibet 5100 Water Resources Holdings Ltd.[a]	364,000	154,893

		262,152
BIOTECHNOLOGY — 0.16%
China Bio-Med Regeneration Technology Ltd.[a,b]	1,610,000	53,978

		53,978
BUILDING PRODUCTS — 0.99%
Bolina Holding Co. Ltd.	84,000	30,546
China Fangda Group Co. Ltd. Class B	85,400	56,823
China Lesso Group Holdings Ltd.	266,000	147,492
Far East Global Group Ltd.[a]	168,000	30,545
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	43,400	27,602
Yuanda China Holdings Ltd.	616,000	38,525

		331,533
CAPITAL MARKETS — 0.18%
Central China Securities Co. Ltd.[b]	98,000	60,910

		60,910
CHEMICALS — 4.88%
Bloomage Biotechnology Corp. Ltd.	35,000	60,387
Century Sunshine Group Holdings Ltd.	350,000	38,814
China BlueChemical Ltd. Class H	420,000	152,186

Security	Shares	Value

China Lumena New Materials Corp.[a,b]	868,000	$39,175
China Sanjiang Fine Chemicals Co. Ltd.[a]	154,000	70,695
Danhua Chemical Technology Co. Ltd. Class Bb	61,600	32,709
Dongyue Group Ltd.	308,000	117,957
Fufeng Group Ltd.	266,600	141,293
Huabao International Holdings Ltd.	546,000	483,690
Hubei Sanonda Co. Ltd. Class B	49,000	59,583
Lee & Man Chemical Co. Ltd.[a]	56,000	34,445
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	99,400	48,905
Sinofert Holdings Ltd.[b]	588,000	102,360
Yingde Gases Group Co. Ltd.	266,000	200,658
Yip’s Chemical Holdings Ltd.	84,000	55,133

		1,637,990
COMMERCIAL BANKS — 0.24%
Bank of Chongqing Co. Ltd.	112,000	81,599

		81,599
COMMERCIAL SERVICES & SUPPLIES — 0.85%
Capital Environment Holdings Ltd.[b]	476,000	31,304
Dongjiang Environmental Co. Ltd. Class Ha	21,000	81,103
Dynagreen Environmental Protection Group Co. Ltd.[b]	70,000	42,153
Shanghai Youngsun Investment Co. Ltd. Class B	28,000	32,256
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	84,000	58,708
Yestar International Holdings Co. Ltd.	35,000	39,987

		285,511
COMMUNICATIONS EQUIPMENT — 2.03%
BYD Electronic International Co. Ltd.	217,000	243,163
China All Access Holdings Ltd.[a]	112,000	43,616
China Fiber Optic Network System Group Ltd.	336,000	93,153
Comba Telecom Systems Holdings Ltd.[a]	261,800	102,627
Eastern Communications Co. Ltd. Class B	79,800	48,598
Nanjing Panda Electronics Co. Ltd. Class H	56,000	52,859
Shanghai Potevio Co. Ltd. Class Bb	26,600	23,195
Synertone Communication Corp.[a]	448,000	42,749
Trigiant Group Ltd.	140,000	31,592

		681,552
COMPUTERS & PERIPHERALS — 1.29%
Coolpad Group Ltd.[a]	672,000	150,778
Goldpac Group Ltd.[a]	70,000	57,318
TCL Communication Technology Holdings Ltd.	154,000	149,730
TPV Technology Ltd.	280,000	73,656

		431,482
CONSTRUCTION & ENGINEERING — 1.07%
Baoye Group Co. Ltd. Class H	56,000	33,651
China Singyes Solar Technologies Holdings Ltd.	126,400	212,867
China WindPower Group Ltd.[b]	1,120,000	73,656
HKC (Holdings) Ltd.[a,b]	1,358,000	37,649

		357,823

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

CONSTRUCTION MATERIALS — 1.58%
Asia Cement China Holdings Corp.	133,000	$75,461
China National Materials Co. Ltd. Class H	308,000	75,858
China Shanshui Cement Group Ltd.[a]	448,000	170,997
Dongpeng Holdings Co. Ltd.	70,000	24,822
TCC International Holdings Ltd.[a]	280,000	112,289
West China Cement Ltd.	700,000	71,309

		530,736
CONSUMER FINANCE — 0.25%
Credit China Holdings Ltd.[a]	336,000	82,754

		82,754
CONTAINERS & PACKAGING — 0.79%
CPMC Holdings Ltd.	112,000	78,855
Greatview Aseptic Packaging Co. Ltd.[a]	294,000	136,480
Overseas Chinese Town Asia Holdings Ltd.	56,000	23,035
Youyuan International Holdings Ltd.	112,200	25,175

		263,545
DISTRIBUTORS — 0.68%
Dah Chong Hong Holdings Ltd.	224,000	127,959
Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	101,385

		229,344
DIVERSIFIED CONSUMER SERVICES — 0.26%
Fu Shou Yuan International Group Ltd.	168,000	86,654

		86,654
DIVERSIFIED FINANCIAL SERVICES — 0.22%
China Assurance Finance Group Ltd.[b]	140,000	18,775
China Merchants China Direct Investments Ltd.[a]	30,075	54,992

		73,767
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.35%
APT Satellite Holdings Ltd.	70,000	116,622

		116,622
ELECTRICAL EQUIPMENT — 3.36%
Boer Power Holdings Ltd.	70,000	80,696
China Energine International Holdings Ltd.[b]	392,000	48,021
China High Speed Transmission Equipment Group Co. Ltd.[a,b]	266,000	180,763
FDG Electric Vehicles Ltd.[a,b]	2,240,000	134,313
Foshan Electrical and Lighting Co. Ltd. Class B	61,600	54,967
Guodian Technology & Environment Group Corp. Ltd.	210,000	43,056
Hangzhou Steam Turbine Co. Ltd. Class B	78,424	82,419
Harbin Electric Co. Ltd. Class H	196,000	122,579
Jiangnan Group Ltd.[a]	336,000	59,358
NVC Lighting Holdings Ltd.	350,000	79,433
Tech Pro Technology Development Ltd.[a,b]	336,000	227,899
Trony Solar Holdings Co. Ltd.[b]	216,000	13,927

		1,127,431
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.69%
Anxin-China Holdings Ltd.	672,000	58,925
AVIC International Holdings Ltd.[b]	57,184	39,450
China Aerospace International Holdings Ltd.[a]	560,000	73,656

Security	Shares	Value

China Innovationpay Group Ltd.[a,b]	1,064,000	$116,621
Digital China Holdings Ltd.	238,000	221,581
Dongxu Optoelectronic Technology Co. Ltd. Class Bb	59,800	47,192
INESA Electron Co. Ltd. Class Bb	84,000	43,260
Ju Teng International Holdings Ltd.	224,000	116,983
Kingboard Laminates Holdings Ltd.	245,000	99,832
PAX Global Technology Ltd.[b]	154,000	169,390
Shenzhen SEG Co. Ltd. Class Bb	58,800	27,068
Sunny Optical Technology Group Co Ltd.[a]	182,000	321,522
Technovator International Ltd.[a,b]	56,000	26,357
Tongda Group Holdings Ltd.[a]	700,000	91,167
Wasion Group Holdings Ltd.	112,000	119,582

		1,572,586
ENERGY EQUIPMENT & SERVICES — 0.68%
Anton Oilfield Services Group[a]	308,000	80,624
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.[b]	98,000	32,098
Honghua Group Ltd.[a]	392,000	62,174
Petro-King Oilfield Services Ltd.	98,000	20,851
Shandong Molong Petroleum Machinery Co. Ltd. Class Hb	67,200	32,929

		228,676
FOOD & STAPLES RETAILING — 0.57%
Lianhua Supermarket Holdings Co. Ltd. Class Hb	112,000	60,657
Wumart Stores Inc. Class Ha	140,000	131,425

		192,082
FOOD PRODUCTS — 3.41%
Asian Citrus Holdings Ltd.[b]	238,000	33,759
Biostime International Holdings Ltd.	42,000	100,302
Changshouhua Food Co. Ltd.	84,000	69,106
China Foods Ltd.[b]	224,000	82,610
China Huiyuan Juice Group Ltd.[a,b]	140,000	58,672
China Modern Dairy Holdings Ltd.[a,b]	518,000	166,989
China Yurun Food Group Ltd.[a,b]	378,000	171,087
Honworld Group Ltd.[c]	42,000	29,029
Imperial Pacific International Holdings Ltd.[a,b]	560,000	120,593
Shanghai Dajiang Group Stock Co. Ltd. Class Bb	84,000	33,600
Shenguan Holdings Group Ltd.	336,000	97,052
Tenwow International Holdings Ltd.[a]	140,000	46,576
Yashili International Holdings Ltd.[a]	196,000	59,394
YuanShengTai Dairy Farm Ltd.[b]	672,000	75,389

		1,144,158
GAS UTILITIES — 1.69%
Binhai Investment Co. Ltd.	560,000	30,329
China Oil and Gas Group Ltd.[a]	1,120,000	168,975
China Tian Lun Gas Holdings Ltd.[a,b]	84,000	88,928
Tianjin Jinran Public Utilities Co. Ltd. Class Hb	140,000	24,552
Towngas China Co. Ltd.[a]	252,000	255,412

		568,196
HEALTH CARE EQUIPMENT & SUPPLIES — 0.71%
Golden Meditech Holdings Ltd.	196,000	30,329
Lifetech Scientific Corp.[a,b]	56,000	72,500
Microport Scientific Corp.[a,b]	126,000	62,228
PW Medtech Group Ltd.[a,b]	140,000	73,114

		238,171

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.16%
China National Accord Medicines Corp. Ltd. Class B	15,400	$75,461
China Pioneer Pharma Holdings Ltd.[a]	98,000	87,195
Jintian Pharmaceutical Group Ltd.[a]	224,000	89,831
Phoenix Healthcare Group Co. Ltd.	70,000	137,202

		389,689
HOTELS, RESTAURANTS & LEISURE — 3.65%
Ajisen (China) Holdings Ltd.	154,000	111,404
China LotSynergy Holdings Ltd.	1,680,000	151,644
China Travel International Investment Hong Kong Ltd.	700,000	241,909
Haichang Holdings Ltd.[b,c]	154,000	25,816
Huangshan Tourism Development Co. Ltd. Class B	40,600	67,558
Jinmao Investments and Jinmao China Investments Holdings Ltd.[b]	112,000	83,043
MelcoLot Ltd.[a,b]	364,000	37,550
REXLot Holdings Ltd.	2,450,000	211,670
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	336,000	125,215
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	44,800	86,195
Shanghai Jinjiang International Travel Co. Ltd. Class B	15,400	34,280
Xiao Nan Guo Restaurants Holdings Ltd.[b]	168,000	22,530
Zhuhai Holdings Investment Group Ltd.	140,000	26,177

		1,224,991
HOUSEHOLD DURABLES — 2.08%
China Creative Home Group Ltd.	84,000	21,772
Hefei Meiling Co. Ltd. Class B	35,036	23,403
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	112,000	92,720
Konka Group Co. Ltd. Class B	86,800	39,734
Ozner Water International Holding Ltd.[b,c]	84,000	46,143
Skyworth Digital Holdings Ltd.	504,000	281,408
TCL Multimedia Technology Holdings Ltd.[b]	140,000	53,436
Welling Holding Ltd.	281,600	60,278
Wuxi Little Swan Co. Ltd. Class B	21,000	31,954
Yuxing Infotech Investment Holdings Ltd.[a]	280,000	46,937

		697,785
HOUSEHOLD PRODUCTS — 0.38%
Vinda International Holdings Ltd.	84,000	128,248

		128,248
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.84%
China Datang Corp. Renewable Power Co. Ltd. Class H	672,000	97,052
China Power International Development Ltd.	728,000	363,296
China Power New Energy Development Co. Ltd.[b]	1,120,000	76,544
China Ruifeng Renewable Energy Ltd.[a,b]	280,000	45,493
Huadian Energy Co. Ltd. Class Bb	86,800	35,328

		617,713
INDUSTRIAL CONGLOMERATES — 0.43%
Chongqing Machinery & Electric Co. Ltd. Class H	308,000	54,809
Tianjin Development Holdings Ltd.	112,000	87,809

		142,618

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.16%
Cogobuy Group[b,c]	84,000	$52,426

		52,426
INTERNET SOFTWARE & SERVICES — 0.55%
HC International Inc.[a,b]	84,000	93,261
Pacific Online Ltd.[a]	112,900	60,417
Tian Ge Interactive Holdings Ltd.[a,b,c]	56,000	30,979

		184,657
IT SERVICES — 1.89%
Alcatel-Lucent[b]	504,000	57,191
Beijing Development HK Ltd.[a,b]	126,000	42,894
China ITS Holdings Co. Ltd.	126,000	18,685
Chinasoft International Ltd.[a,b]	308,000	101,277
Hi Sun Technology (China) Ltd.[b]	504,000	131,930
Travelsky Technology Ltd. Class H	252,500	283,269

		635,246
LEISURE EQUIPMENT & PRODUCTS — 0.47%
Goodbaby International Holdings Ltd.	224,000	86,943
Jinshan Development & Construction Co. Ltd. Class Bb	44,800	31,898
Shenzhen China Bicycle Co. Holdings Ltd.[b]	21,000	11,211
Zhonglu Co. Ltd. Class B	20,560	27,077

		157,129
MACHINERY — 4.13%
Changchai Co. Ltd. Class B	37,800	25,639
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	896,000	122,471
CIMC Enric Holdings Ltd.[a]	140,000	143,701
Dalian Refrigeration Co. Ltd. Class B	22,400	21,201
EVA Precision Industrial Holdings Ltd.	280,000	72,211
First Tractor Co. Ltd. Class Ha	112,000	86,943
Guangzhou Shipyard International Co. Ltd. Class Ha	60,800	175,226
Jingwei Textile Machinery Co. Ltd. Class H	56,000	63,763
Lonking Holdings Ltd.	546,000	107,721
Sany Heavy Equipment International Holdings Co. Ltd.[b]	266,000	68,601
Shang Gong Group Co. Ltd. Class Bb	70,000	47,950
Shanghai Automation Instrumentation Co. Ltd. Class Bb	32,200	21,155
Shanghai Diesel Engine Co. Ltd. Class B	88,245	65,478
Shanghai Highly Group Co. Ltd. Class B	65,800	37,703
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,600	128,621
Shanghai Shibei Hi-Tech Co. Ltd. Class B	74,200	49,195
Sinotruk (Hong Kong) Ltd.	196,000	107,162
Zhengzhou Coal Mining Machinery Group Co. Ltd.	61,600	41,305

		1,386,046
MARINE — 0.44%
Sinotrans Shipping Ltd.[b]	399,000	107,017
Tianjin Marine Shipping Co. Ltd. Class Bb	93,800	41,272

		148,289
MEDIA — 1.54%
China Jiuhao Health Industry Corp. Ltd.[b]	420,000	39,536
Phoenix Satellite Television Holdings Ltd.	336,000	124,781

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Poly Culture Group Corp. Ltd.[b]	15,400	$52,128
SinoMedia Holding Ltd.[a]	84,000	54,375
SMI Holdings Group Ltd.	784,000	30,329
Viva China Holdings Ltd.[b]	677,600	70,774
Wisdom Holdings Group[a]	182,000	142,925

		514,848
METALS & MINING — 3.94%
Bengang Steel Plates Co. Ltd. Class B	109,200	41,399
China Metal Recycling Holdings Ltd.[a,b]	184,800	—
China Precious Metal Resources Holdings Co. Ltd.[a,b]	980,000	101,096
China Rare Earth Holdings Ltd.[b]	336,000	45,493
China Vanadium Titano-Magnetite Mining Co. Ltd.	308,000	31,376
China Zhongsheng Resources Holdings Ltd.[b]	140,000	14,984
Chongqing Iron & Steel Co. Ltd. Class Hb	168,000	39,861
CITIC Dameng Holdings Ltd.[b]	238,000	19,028
Honbridge Holdings Ltd.[b]	504,000	83,838
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	420,000	134,855
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	114,800	102,516
MMG Ltd.[a]	448,000	155,399
North Mining Shares Co. Ltd.[a,b]	2,380,000	112,018
Real Gold Mining Ltd.[a,b]	126,000	—
Shougang Concord International Enterprises Co. Ltd.[b]	1,204,000	55,115
Shougang Fushan Resources Group Ltd.	588,000	141,029
Tiangong International Co. Ltd.[a]	448,000	95,897
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	224,000	46,215
Zhaojin Mining Industry Co. Ltd. Class H	196,000	102,613

		1,322,732
MULTILINE RETAIL — 1.41%
Century Ginwa Retail Holdings Ltd.	141,000	23,091
Golden Eagle Retail Group Ltd.	126,000	153,377
Maoye International Holdings Ltd.	294,000	47,768
New World Department Store China Ltd.	140,000	47,479
Parkson Retail Group Ltd.[a]	322,000	88,441
Springland International Holdings	294,000	112,217

		472,373
OIL, GAS & CONSUMABLE FUELS — 1.68%
China Suntien Green Energy Corp. Ltd. Class H	490,000	116,260
MIE Holdings Corp.	252,000	33,470
Shenzhen Chiwan Petroleum Supply Base Co. Class Bb	19,600	40,742
Sino Oil And Gas Holdings Ltd.[a,b]	3,150,000	79,613
Sinopec Kantons Holdings Ltd.[a]	280,000	228,188
Yanchang Petroleum International Ltd.[b]	1,400,000	64,088

		562,361
PAPER & FOREST PRODUCTS — 1.00%
China Forestry Holdings Co. Ltd.[a,b]	306,000	—
Qunxing Paper Holdings Co. Ltd.[b]	148,000	1,718
Shandong Chenming Paper Holdings Ltd. Class B	123,223	62,287
Shandong Chenming Paper Holdings Ltd. Class H	98,000	47,768
Superb Summit International Group Ltd.[a,b]	1,190,000	224,036

		335,809
PERSONAL PRODUCTS — 0.27%
China Child Care Corp. Ltd.[a]	144,000	27,481
Real Nutriceutical Group Ltd.	210,000	63,095

		90,576

Security	Shares	Value

PHARMACEUTICALS — 5.09%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	70,000	$101,277
China Animal Healthcare Ltd.	140,000	116,080
China Grand Pharmaceutical and Healthcare Holdings Ltd.[b]	280,000	59,574
China Shineway Pharmaceutical Group Ltd.[a]	84,000	142,762
China Traditional Chinese Medicine Co. Ltd.[b]	196,000	120,052
Consun Pharmaceutical Group Ltd.	98,000	76,580
Dawnrays Pharmaceutical Holdings Ltd.[a]	56,000	52,570
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	618,867	197,112
Lee’s Pharmaceutical Holdings Ltd.	42,000	63,907
Lijun International Pharmaceutical (Holding) Co. Ltd.	560,000	258,517
Livzon Pharmaceutical Group Inc.	15,400	104,255
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	56,000	118,427
Shanghai Dingli Technology Development Group Co. Ltd. Class B	18,200	11,921
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.[b]	56,000	53,075
Tong Ren Tang Technologies Co. Ltd. Class H	168,000	231,366

		1,707,475
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.84%
New Century Real Estate Investment Trust[a]	84,000	35,961
Spring Real Estate Investment Trust	182,000	87,773
Yuexiu Real Estate Investment Trust	308,000	156,880

		280,614
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.36%
Agile Property Holdings Ltd.	392,000	231,005
Beijing Capital Land Ltd. Class H	280,000	101,818
Beijing North Star Co. Ltd. Class H	196,000	61,669
Beijing Properties Holdings Ltd.[a,b]	560,000	47,660
C C Land Holdings Ltd.	364,000	69,467
Carnival Group International Holdings Ltd.[a,b]	2,108,000	361,527
Central China Real Estate Ltd.[a]	168,038	42,253
China Aoyuan Property Group Ltd.	350,000	57,769
China Merchants Land Ltd.[a]	336,000	50,692
China New Town Development Co. Ltd.[b]	945,000	43,259
China Overseas Grand Oceans Group Ltd.	224,000	115,538
China SCE Property Holdings Ltd.[b]	329,800	61,665
China Vast Industrial Urban Development Co. Ltd.[b,c]	84,000	35,311
CIFI Holdings Group Co. Ltd.	588,000	116,766
Colour Life Services Group Co. Ltd.[b]	56,000	44,988
EverChina International Holdings Co. Ltd.[b]	1,120,000	62,824
Fantasia Holdings Group Co. Ltd.[a]	462,000	53,617
Future Land Development Holdings Ltd.	448,000	39,861
Gemdale Properties and Investment Corp. Ltd.[a]	728,000	44,121
Glorious Property Holdings Ltd.[b]	770,000	113,192
Goldin Properties Holdings Ltd.[a,b]	392,000	231,005
Greenland Hong Kong Holdings Ltd.	98,000	41,702
Guangdong Land Holdings Ltd.[b]	168,000	38,994
Hopson Development Holdings Ltd.[b]	168,000	158,143
Hutchison Harbour Ring Ltd.[a]	448,000	37,550
Jiangsu Future Land Co. Ltd. Class B	183,400	92,984
Kaisa Group Holdings Ltd.[a]	420,000	162,476
KWG Property Holdings Ltd.	322,000	251,206
Lai Fung Holdings Ltd.	1,050,000	21,799
Logan Property Holdings Co. Ltd.	196,000	66,976
Madex International Holdings Ltd.[a,b]	560,000	15,381
Mingfa Group International Co. Ltd.[a,b]	742,000	233,460

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Minmetals Land Ltd.[a]	308,000	$37,333
Poly Property Group Co. Ltd.	490,000	205,983
Powerlong Real Estate Holdings Ltd.[a,b]	294,000	42,081
Redco Properties Group Ltd.[c]	112,000	52,426
Renhe Commercial Holdings Co. Ltd.[b]	3,108,000	144,279
Road King Infrastructure Ltd.	70,000	62,012
Shanghai Industrial Urban Development Group Ltd.[b]	420,000	79,613
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	77,000	99,253
Shenzhen Investment Ltd.	616,000	182,695
Sinolink Worldwide Holdings Ltd.[b]	532,000	43,905
Sunac China Holdings Ltd.	406,000	377,467
Tian Shan Development Holding Ltd.	28,000	12,095
Times Property Holdings Ltd.	112,000	46,504
Top Spring International Holdings Ltd.	98,000	29,697
Wanda Hotel Development Co. Ltd.[b]	266,000	68,601
Wuzhou International Holdings Ltd.[a]	392,000	86,437
Yuzhou Properties Co. Ltd.	252,440	59,244
Zall Development Group Ltd.[b]	126,000	43,868
Zhong An Real Estate Ltd.	224,000	35,239

		4,815,410
ROAD & RAIL — 0.42%
Dazhong Transportation Group Co. Ltd. Class B	121,800	94,273
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	39,200	45,002

		139,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.76%
China Electronics Corp. Holdings Co. Ltd.	168,000	46,576
Comtec Solar Systems Group Ltd.[b]	196,000	29,065
Landing International Development Ltd.[b]	1,540,000	73,475
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	56,000	54,159
Shunfeng International Clean Energy Ltd.	252,000	217,393
Xinyi Solar Holdings Ltd.	588,000	169,083

		589,751
SOFTWARE — 1.68%
Boyaa Interactive International Ltd.[a]	56,000	47,732
Chanjet Information Technology Co. Ltd.[b]	5,600	11,713
Kingdee International Software Group Co. Ltd.[b]	505,200	165,468
National Agricultural Holdings Ltd.[b]	84,000	24,913
NetDragon Websoft Inc.	49,000	82,141
Ourgame International Holdings Ltd.[b]	42,000	20,905
Shanghai Baosight Software Co. Ltd. Class B	32,290	80,660
Sinosoft Technology Group Ltd.[a]	112,000	55,025
V1 Group Ltd.[b]	784,000	75,822

		564,379
SPECIALTY RETAIL — 1.90%
Boshiwa International Holding Ltd.[b]	153,000	19,729
China Harmony Auto Holding Ltd.[a]	112,000	73,656
China ZhengTong Auto Services Holdings Ltd.[a]	252,000	126,731
Goldlion Holdings Ltd.	98,000	42,839
Hengdeli Holdings Ltd.	672,000	129,981
Koradior Holdings Ltd.	28,000	30,943
Pou Sheng International Holdings Ltd.[a,b]	602,000	58,220
Zhongsheng Group Holdings Ltd.	154,000	156,681

		638,780

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 5.13%
361 Degrees International Ltd.	182,000	$54,447
Bosideng International Holdings Ltd.	784,000	119,293
CECEP COSTIN New Materials Group Ltd.	42,000	17,277
Chengde Nanjiang Co. Ltd. Class Bb	121,800	49,474
China Dongxiang Group Co. Ltd.	924,000	176,340
China Household Holdings Ltd.[b]	420,000	46,035
China Lilang Ltd.	112,000	81,454
Citychamp Watch & Jewellery Group Ltd.	476,000	58,925
Cosmo Lady China Holdings Co. Ltd.[a,b,c]	98,000	62,679
Daphne International Holdings Ltd.	280,000	126,009
Fuguiniao Co. Ltd. Class H	28,000	34,373
Hosa International Ltd.	140,000	58,311
Lao Feng Xiang Co. Ltd. Class B	56,080	167,399
Le Saunda Holdings Ltd.	84,000	39,969
Li Ning Co. Ltd.[a,b]	273,000	137,996
Luthai Textile Co. Ltd. Class B	78,400	104,432
Peak Sport Products Co. Ltd.	168,000	47,660
Ports Design Ltd.	98,000	32,856
Shanghai Haixin Group Co. Ltd. Class Bb	116,200	66,234
Sijia Group Co. Ltd.[b]	96,000	10,176
Texhong Textile Group Ltd.[a]	77,000	55,106
Time Watch Investments Ltd.	140,000	21,483
Weiqiao Textile Co. Ltd. Class H	119,000	71,047
XTEP International Holdings Ltd.	189,000	82,863

		1,721,838
TRADING COMPANIES & DISTRIBUTORS — 0.76%
China Aircraft Leasing Group Holdings Ltd.[a,b]	35,000	54,520
China Daye Non-Ferrous Metals Mining Ltd.[b]	448,000	9,647
China Dynamics Holdings Ltd.[a,b]	560,000	65,712
CITIC Resources Holdings Ltd.[b]	672,200	97,948
Jinchuan Group International Resources Co. Ltd.[b]	308,000	28,596

		256,423
TRANSPORTATION INFRASTRUCTURE — 4.60%
Anhui Expressway Co. Ltd. Class H	140,000	95,680
China Resources and Transportation Group Ltd.[a,b]	4,200,000	96,944
Cosco International Holdings Ltd.	140,000	59,394
Freetech Road Recycling Technology Holdings Ltd.[a]	126,000	26,159
Guangdong Provincial Expressway Development Co. Ltd. Class B	96,600	40,110
Hainan Meilan International Airport Co. Ltd. Class H	28,000	24,732
Henderson Investment Ltd.	308,000	27,007
Hopewell Highway Infrastructure Ltd.	245,000	118,788
Jinzhou Port Co. Ltd. Class B	49,000	22,295
Shenzhen Chiwan Wharf Holdings Ltd. Class B	36,400	64,257
Shenzhen Expressway Co. Ltd. Class H	196,000	135,216
Shenzhen International Holdings Ltd.[a]	294,000	441,284
Sichuan Expressway Co. Ltd. Class H	252,000	97,161
Tianjin Port Development Holdings Ltd.[a]	504,000	113,083
Xiamen International Port Co. Ltd. Class H	252,000	70,840
Yuexiu Transport Infrastructure Ltd.[a]	168,000	108,534

		1,541,484
WATER UTILITIES — 1.47%
China Water Affairs Group Ltd.[a]	224,000	120,738
CT Environmental Group Ltd.	140,000	140,090
Kangda International Environmental Co. Ltd.[b,c]	126,000	58,166
Sound Global Ltd.[a,b]	154,000	172,766

		491,760

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $33,206,541)		$33,497,953

WARRANTS — 0.01%

HOUSEHOLD DURABLES — 0.01%
HKC Holdings Ltd. (Expires 10/15/15)[a,b]	288,400	2,269

		2,269

TOTAL WARRANTS
(Cost: $0)		2,269

SHORT-TERM INVESTMENTS — 24.62%

MONEY MARKET FUNDS — 24.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	7,790,978	7,790,978
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	442,983	442,983
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	26,052	26,052

		8,260,013

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,260,013)		8,260,013

TOTAL INVESTMENTS IN SECURITIES — 124.49%
(Cost: $41,466,554)		41,760,235
Other Assets, Less Liabilities — (24.49)%		(8,216,010)

NET ASSETS — 100.00%		$33,544,225

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.87%

BEVERAGES — 5.62%
Carlsberg A/S Class B	30,605	$2,733,001
Royal Unibrew A/Sa	4,914	847,994

		3,580,995
BIOTECHNOLOGY — 3.25%
Bavarian Nordic A/Sa	24,648	737,123
Genmab A/Sa	22,152	1,097,449
Zealand Pharma A/Sa	21,320	239,322

		2,073,894
BUILDING PRODUCTS — 0.81%
Rockwool International A/S Class Bb	4,151	516,728

		516,728
CHEMICALS — 7.71%
Auriga Industries A/S Class Ba	11,882	609,160
Christian Hansen Holding A/S	33,710	1,430,587
Novozymes A/S Class B	65,201	2,871,872

		4,911,619
COMMERCIAL BANKS — 12.25%
Danske Bank A/S	178,373	5,080,404
Jyske Bank A/S Registered[a]	25,974	1,344,241
Spar Nord Bank AS	37,082	366,552
Sydbank A/Sa	32,522	1,020,552

		7,811,749
COMMERCIAL SERVICES & SUPPLIES — 1.31%
ISS A/Sa	29,365	831,452

		831,452
CONSTRUCTION & ENGINEERING — 1.62%
FLSmidth & Co. A/Sb	19,341	819,822
PER Aarsleff A/S Class B	1,173	213,230

		1,033,052
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.27%
TDC A/S	256,714	2,085,987

		2,085,987
ELECTRICAL EQUIPMENT — 3.72%
Vestas Wind Systems A/Sa	64,290	2,373,970

		2,373,970

Security	Shares	Value

FOOD PRODUCTS — 0.88%
Schouw & Co. A/S	11,582	$560,792

		560,792
HEALTH CARE EQUIPMENT & SUPPLIES — 7.98%
Ambu A/S	3,178	231,880
Coloplast A/S Class B	33,286	2,891,549
GN Store Nord A/S	59,261	1,268,879
William Demant Holding A/Sa	9,685	696,433

		5,088,741
HOUSEHOLD DURABLES — 0.38%
Bang & Olufsen A/S Class Ba,b	33,341	242,431

		242,431
INSURANCE — 4.74%
Alm. Brand A/Sa	99,112	519,746
Topdanmark A/Sa	40,300	1,303,114
TrygVesta A/S	10,374	1,199,266

		3,022,126
MACHINERY — 1.12%
NKT Holding A/S	13,078	712,983

		712,983
MARINE — 11.21%
A.P. Moeller-Maersk A/S Class A	1,047	2,145,326
A.P. Moeller-Maersk A/S Class B	1,937	4,050,088
D/S Norden A/Sb	15,574	373,649
DFDS A/S	6,208	574,131

		7,143,194
PHARMACEUTICALS — 23.64%
ALK-Abello A/S	4,441	505,953
Novo Nordisk A/S Class B	318,536	14,564,055

		15,070,008
ROAD & RAIL — 3.12%
DSV A/S	63,433	1,991,614

		1,991,614
SOFTWARE — 0.97%
SimCorp A/S	22,557	619,791

		619,791
SPECIALTY RETAIL — 0.66%
Matas A/S	18,070	419,303

		419,303
TEXTILES, APPAREL & LUXURY GOODS — 5.14%
IC Group A/S	14,128	353,869
Pandora A/S	32,883	2,925,406

		3,279,275

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2014

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.47%
Solar Holdings A/S Class B	6,116	$300,743

		300,743

TOTAL COMMON STOCKS (Cost: $64,706,103)		63,670,447

SHORT-TERM INVESTMENTS — 2.81%

MONEY MARKET FUNDS — 2.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,669,415	1,669,415
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	94,920	94,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	26,861	26,861

		1,791,196

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,791,196)		1,791,196

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $66,497,299)		65,461,643
Other Assets, Less Liabilities — (2.68)%		(1,705,716)

NET ASSETS — 100.00%		$63,755,927

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 74.76%

BRAZIL — 32.08%
AMBEV SA	82,800	$541,597
B2W Companhia Global do Varejo[a]	2,000	22,197
Banco Bradesco SA	11,130	164,873
Banco do Brasil SA	15,000	172,648
Banco Santander Brasil SA Units	7,500	43,089
BB Seguridade Participacoes SA	12,300	160,288
BM&F Bovespa SA	31,200	127,656
BR Malls Participacoes SA	8,400	60,162
BRF SA	11,400	293,845
CCR SA	15,300	104,829
Centrais Eletricas Brasileiras SA	3,600	8,413
CETIP SA – Mercados Organizados	3,904	50,284
Cielo SA	12,428	212,034
Companhia de Saneamento Basico do Estado de Sao Paulo	6,000	44,743
Companhia Siderurgica Nacional SA	12,600	29,641
Cosan SA Industria e Comercio	2,400	29,720
CPFL Energia SA	4,200	32,135
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	24,648
Duratex SA	5,984	19,489
EcoRodovias Infraestrutura e Logistica SA	3,600	15,372
EDP Energias do Brasil SA	3,600	14,115
Embraer SA	11,700	107,369
Estacio Participacoes SA	5,100	55,216
Fibria Celulose SAa	4,200	50,265
Hypermarcas SAa	6,300	42,431
JBS SA	12,300	57,297
Klabin SA	8,700	47,113
Kroton Educacional SA	24,516	170,638
Localiza Rent A Car SA	2,520	34,239
Lojas Americanas SA	3,050	15,510
Lojas Renner SA	2,100	62,485
M Dias Branco SA	600	22,756
Multiplan Empreendimentos Imobiliarios SA	1,500	30,052
Natura Cosmeticos SA	3,000	41,075
Odontoprev SA	4,500	16,857
Petroleo Brasileiro SA	52,800	249,032
Porto Seguro SA	1,800	21,738
Qualicorp SAa	3,600	38,850
Raia Drogasil SA	3,900	36,940
Souza Cruz SA	6,600	52,522
Sul America SA Units	3,083	15,199
TIM Participacoes SA	14,700	71,102
Totvs SA	2,100	28,964
Tractebel Energia SA	3,000	40,376
Transmissora Alianca de Energia Eletrica SA	1,500	11,355
Ultrapar Participacoes SA	6,300	134,631
Vale SA	23,100	208,936
Via Varejo SAa	2,100	18,473
WEG SA	5,070	59,792

		3,912,991
CHILE — 7.76%
AES Gener SA	45,860	25,184
Aguas Andinas SA Series A	49,083	29,464
Banco de Chile	387,894	47,125

Security	Shares	Value

Banco de Credito e Inversiones	551	$29,132
Banco Santander Chile	1,130,847	61,488
CAP SA	1,323	9,083
Cencosud SA	21,366	55,421
Cia. Cervecerias Unidas SA	2,644	27,482
Colbun SA	145,395	38,825
CorpBanca SA	2,284,425	28,850
Empresa Nacional de Electricidad SA/Chile	59,880	91,374
Empresa Nacional de Telecomunicaciones SA	2,364	26,341
Empresas CMPC SA	23,459	58,663
Empresas COPEC SA	7,728	91,202
Enersis SA	335,022	111,733
LATAM Airlines Group SAa	5,691	68,023
SACI Falabella	17,847	128,092
Vina Concha y Toro SA	9,528	18,783

		946,265
COLOMBIA — 3.10%
Almacenes Exito SA	3,456	41,733
Cementos Argos SA	7,102	30,643
Cemex Latam Holdings SAa	2,937	22,449
Corporacion Financiera Colombiana SA NVS	1,377	24,787
Ecopetrol SA	86,955	90,060
Grupo Argos SA/Colombia	5,259	47,951
Grupo de Inversiones Suramericana SA	4,132	75,836
Interconexion Electrica SA ESP	6,831	25,334
Isagen SA ESP	14,410	18,867

		377,660
MEXICO — 29.24%
Alfa SAB de CV Series A	49,800	132,528
America Movil SAB de CV Series L	597,000	704,387
Arca Continental SAB de CV	6,900	44,389
Cemex SAB de CV CPO[a]	215,403	267,632
Coca-Cola FEMSA SAB de CV Series L	7,500	74,451
Compartamos SAB de CV	19,200	41,011
Controladora Comercial Mexicana SAB de CV BC Units	7,800	28,675
El Puerto de Liverpool SAB de CV Series C1	3,300	35,892
Fibra Uno Administracion SAB de CV	40,500	136,304
Fomento Economico Mexicano SAB de CV BD Units	33,900	323,788
Genomma Lab Internacional SAB de CV Series Ba,b	13,200	28,661
Gruma SAB de CV Series B	3,000	33,091
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,700	38,904
Grupo Aeroportuario del Sureste SAB de CV Series B	3,600	48,023
Grupo Bimbo SAB de CV Series A	28,200	79,347
Grupo Carso SAB de CV Series A1	9,900	55,705
Grupo Comercial Chedraui SAB de CVb	6,300	20,754
Grupo Financiero Banorte SAB de CV Series O	43,500	246,609
Grupo Financiero Inbursa SAB de CV Series O	40,500	109,352
Grupo Financiero Santander Mexico SAB de CV Series B	32,100	72,607
Grupo Lala SAB de CV	9,900	20,335
Grupo Mexico SAB de CV Series B	66,900	219,282
Grupo Televisa SAB de CV CPO	45,000	327,923
Industrias Penoles SAB de CV	2,475	54,143
Kimberly-Clark de Mexico SAB de CV Series A	27,300	61,848
Mexichem SAB de CV	16,568	60,445
Minera Frisco SAB de CV Series A1[a,b]	9,900	16,766
OHL Mexico SAB de CVa	12,000	27,557
Promotora y Operadora Infraestructura SAB de CVa	4,800	59,431
Wal-Mart de Mexico SAB de CV Series V	91,800	196,482

		3,566,322

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

November 30, 2014

Security	Shares	Value

PERU — 2.58%
Cia. de Minas Buenaventura SAA SP ADR	3,330	$30,802
Credicorp Ltd.	1,194	197,798
Southern Copper Corp.	2,862	85,717

		314,317

TOTAL COMMON STOCKS
(Cost: $10,518,730)		9,117,555

PREFERRED STOCKS — 24.96%

BRAZIL — 22.81%
AES Tiete SA	2,100	15,619
Banco Bradesco SA	36,940	567,282
Banco do Estado do Rio Grande do Sul SA Class B	3,300	19,177
Bradespar SA	3,900	22,830
Braskem SA Class A	2,700	20,176
Centrais Eletricas Brasileiras SA Class B	5,100	15,284
Companhia Brasileira de Distribuicao	2,400	101,085
Companhia Energetica de Minas Gerais	12,990	71,000
Companhia Energetica de Sao Paulo Class B	3,300	33,140
Companhia Paranaense de Energia Class B	1,800	24,666
Gerdau SA	15,300	64,739
Itau Unibanco Holding SA	48,524	727,092
Itausa – Investimentos Itau SA	56,129	228,347
Lojas Americanas SA	8,465	55,600
Metalurgica Gerdau SA	5,100	25,717
Oi SA	48,361	25,907
Petroleo Brasileiro SA	73,200	363,720
Suzano Papel e Celulose SA Class A	5,400	22,807
Telefonica Brasil SA	5,100	103,958
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	14,534
Vale SA Class A	33,300	258,535

		2,781,215
CHILE — 0.48%
Embotelladora Andina SA Class B	5,424	16,546
Sociedad Quimica y Minera de Chile SA Series B	1,638	41,435

		57,981
COLOMBIA — 1.67%
Banco Davivienda SA	1,683	21,618
Bancolombia SA	7,459	96,617
Grupo Argos SA/Colombia	2,064	18,763
Grupo Aval Acciones y Valores SA	59,526	37,826
Grupo de Inversiones Suramericana SA	1,626	29,195

		204,019

TOTAL PREFERRED STOCKS
(Cost: $4,297,627)		3,043,215

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	67,038	$67,038
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,812	3,812
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,280	19,280

		90,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $90,130)		90,130

TOTAL INVESTMENTS IN SECURITIES — 100.46%
(Cost: $14,906,487)		12,250,900
Other Assets, Less Liabilities — (0.46)%		(55,702)

NET ASSETS — 100.00%		$12,195,198

CPO	— Certificates of Participation (Ordinary)
NVS	— Non-Voting Shares
SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

28

Schedule of Investments  (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

AUTO COMPONENTS — 2.63%
Nokian Renkaat OYJ	21,756	$615,943

		615,943
BUILDING PRODUCTS — 0.87%
Uponor OYJ	15,554	204,181

		204,181
CHEMICALS — 1.21%
Kemira OYJ	23,072	283,456

		283,456
COMMERCIAL SERVICES & SUPPLIES — 0.93%
Caverion Corp.	27,482	216,868

		216,868
COMMUNICATIONS EQUIPMENT — 19.67%
Nokia OYJ	552,790	4,610,316

		4,610,316
CONSTRUCTION & ENGINEERING — 1.85%
Outotec OYJ[a]	40,544	238,164
YIT OYJ[a]	28,728	196,439

		434,603
CONTAINERS & PACKAGING — 1.91%
Huhtamaki OYJ	17,654	448,530

		448,530
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.34%
Elisa OYJ	26,950	783,487

		783,487
ELECTRIC UTILITIES — 5.41%
Fortum OYJ	50,428	1,268,637

		1,268,637
ELECTRICAL EQUIPMENT — 0.67%
PKC Group OYJ	7,910	155,804

		155,804
FOOD & STAPLES RETAILING — 2.19%
Kesko OYJ Class B	13,118	512,030

		512,030

Security	Shares	Value

FOOD PRODUCTS — 0.87%
Atria OYJ	10,794	$98,500
HKScan OYJ Class A	23,394	104,408

		202,908
HEALTH CARE PROVIDERS & SERVICES — 0.68%
Oriola-KD OYJ Class Bb	43,064	158,373

		158,373
INSURANCE — 13.26%
Sampo OYJ Class A	62,846	3,108,023

		3,108,023
IT SERVICES — 1.30%
Tieto OYJ	11,802	303,381

		303,381
LEISURE EQUIPMENT & PRODUCTS — 2.10%
Amer Sports OYJ Class A	24,108	492,889

		492,889
MACHINERY — 18.70%
Cargotec Corp. OYJ Class Ba	8,820	287,201
Kone OYJ Class B	39,550	1,824,285
Konecranes OYJ	10,654	311,724
Metso OYJ	21,392	664,842
Valmet OYJ	28,966	320,119
Wartsila OYJ Abp	21,686	973,795

		4,381,966
MEDIA — 0.69%
Sanoma OYJ	27,720	162,073

		162,073
METALS & MINING — 1.17%
Outokumpu OYJ[a,b]	46,004	274,481

		274,481
MULTILINE RETAIL — 0.56%
Stockmann OYJ Abp Class Ba	12,012	131,778

		131,778
OIL, GAS & CONSUMABLE FUELS — 2.62%
Neste Oil OYJ	25,844	614,727

		614,727
PAPER & FOREST PRODUCTS — 9.36%
Metsa Board OYJ Class B	45,164	219,021
Stora Enso OYJ Class R	102,382	909,396
UPM-Kymmene OYJ	64,050	1,065,970

		2,194,387

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2014

Security	Shares	Value

PHARMACEUTICALS — 2.78%
Orion OYJ Class B	18,956	$651,756

		651,756
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.67%
Citycon OYJ	70,000	226,017
Sponda OYJ	53,746	238,529
Technopolis OYJ	32,284	161,390

		625,936
SOFTWARE — 1.04%
Elektrobit OYJ	27,496	124,428
F-Secure OYJ	49,476	119,658

		244,086
TRADING COMPANIES & DISTRIBUTORS — 1.48%
Cramo OYJ	11,368	169,071
Ramirent OYJ	20,468	176,574

		345,645

TOTAL COMMON STOCKS
(Cost: $25,645,349)		23,426,264

SHORT-TERM INVESTMENTS — 4.91%

MONEY MARKET FUNDS — 4.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,085,158	1,085,158
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	61,700	61,700
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,605	2,605

		1,149,463

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,149,463)		1,149,463

TOTAL INVESTMENTS IN SECURITIES — 104.87%
(Cost: $26,794,812)		24,575,727
Other Assets, Less Liabilities — (4.87)%		(1,141,009)

NET ASSETS — 100.00%		$23,434,718

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

30

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 95.45%

AEROSPACE & DEFENSE — 4.39%
MTU Aero Engines Holding AG	13,750	$1,228,527
OHB AG	1,359	36,171

		1,264,698
AUTO COMPONENTS — 3.75%
ElringKlinger AG	8,376	281,462
Grammer AG	2,896	120,331
LEONI AG	8,641	519,440
SAF-Holland SA	11,407	158,915

		1,080,148
BIOTECHNOLOGY — 0.18%
Biotest AG	528	53,238

		53,238
BUILDING PRODUCTS — 0.13%
CENTROTEC Sustainable AG	2,302	38,656

		38,656
CAPITAL MARKETS — 1.23%
Aurelius AG	5,447	202,697
Deutsche Beteiligungs AG	2,522	73,932
MLP AG	15,702	76,342

		352,971
CHEMICALS — 1.78%
H&R AGa	3,218	31,657
Wacker Chemie AG	4,136	480,243

		511,900
COMMERCIAL BANKS — 0.27%
Comdirect Bank AG	7,469	76,343

		76,343
COMMERCIAL SERVICES & SUPPLIES — 2.82%
Bilfinger Berger SE	12,178	723,105
Cewe Stiftung & Co. KGAA	1,374	89,961

		813,066
COMPUTERS & PERIPHERALS — 1.36%
Wincor Nixdorf AG	7,881	391,569

		391,569
CONSTRUCTION & ENGINEERING — 0.15%
Bauer AGa	2,465	42,407

		42,407

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.40%
BRAAS Monier Building Group SAa	5,696	$114,396

		114,396
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.17%
QSC AGb	24,448	50,106

		50,106
ELECTRICAL EQUIPMENT — 1.77%
Nordex SEa,b	17,112	333,430
SGL Carbon SEa,b	9,647	175,345

		508,775
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.73%
Jenoptik AG	11,363	129,630
LPKF Laser & Electronics AGb	5,898	81,174

		210,804
ENERGY EQUIPMENT & SERVICES — 0.33%
C.A.T. oil AG	5,821	96,224

		96,224
FOOD PRODUCTS — 1.88%
KWS Saat AG	620	204,747
Suedzucker AGb	21,603	337,181

		541,928
HEALTH CARE EQUIPMENT & SUPPLIES — 1.33%
Carl Zeiss Meditec AG Bearer	8,602	237,101
Draegerwerk AG & Co. KGaA	802	67,267
STRATEC Biomedical AG	1,232	77,178

		381,546
HEALTH CARE PROVIDERS & SERVICES — 1.38%
Rhoen Klinikum AG	13,606	397,078

		397,078
HEALTH CARE TECHNOLOGY — 0.58%
CompuGroup Medical AG	6,332	167,901

		167,901
HOTELS, RESTAURANTS & LEISURE — 3.16%
TUI AG	48,324	827,138
Zeal Network SE	1,656	81,339

		908,477
INDUSTRIAL CONGLOMERATES — 2.60%
Indus Holding AG	6,139	302,645
Rheinmetall AG	10,469	445,110

		747,755

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.81%
Takkt AG	8,678	$140,098
zooplus AGa,b	1,203	92,113

		232,211
INTERNET SOFTWARE & SERVICES — 0.24%
XING AG	584	68,072

		68,072
IT SERVICES — 6.19%
Bechtle AG	3,882	301,113
CANCOM SEb	3,759	159,775
Wirecard AG	31,026	1,320,099

		1,780,987
LIFE SCIENCES TOOLS & SERVICES — 4.02%
Evotec AGa,b	27,858	112,140
Gerresheimer AG	8,300	459,777
MorphoSys AGa	5,934	585,670

		1,157,587
MACHINERY — 14.52%
DEUTZ AG	23,979	114,312
DMG MORI SEIKI AG	16,685	443,151
Duerr AG	6,870	592,405
Gesco AG	787	68,197
Heidelberger Druckmaschinen AGa,b	68,064	184,638
Homag Group AG	1,652	60,641
KION Group AG	13,085	477,464
Krones AG	3,768	371,375
KUKA AGb	7,077	536,763
NORMA Group SE	8,425	409,618
Pfeiffer Vacuum Technology AG	2,617	210,691
R Stahl AG	746	37,200
Rational AG	900	287,453
SLM Solutions Group AGa	2,848	67,459
Vossloh AGb	2,472	163,023
Wacker Neuson SE	7,419	157,046

		4,181,436
MEDIA — 2.14%
Borussia Dortmund GmbH & Co. KGaA	18,255	96,287
CTS Eventim AG & Co. KGaA	11,420	354,424
Stoeer Media SE	5,823	165,656

		616,367
METALS & MINING — 2.90%
Aurubis AG	8,922	492,954
Salzgitter AG	10,341	342,981

		835,935
OIL, GAS & CONSUMABLE FUELS — 0.09%
CropEnergies AG	5,855	27,299

		27,299

Security	Shares	Value

PHARMACEUTICALS — 2.01%
Stada Arzneimittel AG	16,000	$577,648

		577,648
PROFESSIONAL SERVICES — 0.91%
Amadeus Fire AG	1,309	100,360
Bertrandt AG	1,209	161,270

		261,630
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.25%
Alstria Office REIT AG	19,856	249,391
Hamborner REIT AG	10,830	111,507

		360,898
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.42%
Deutsche EuroShop AG	11,408	506,509
DIC Asset AG	10,901	101,923
DO Deutsche Office AGa	19,095	65,891
GAGFAH SAa	57,118	1,104,051
Grand City Properties SAa	19,840	284,930
LEG Immobilien AGa	14,343	1,067,120
PATRIZIA Immobilien AGa	9,184	130,238
TAG Immobilien AG	27,781	314,573

		3,575,235
ROAD & RAIL — 0.61%
Sixt SE	2,878	116,103
VTG AG	2,807	59,454

		175,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.21%
AIXTRON SEa,b	28,303	336,820
Dialog Semiconductor PLC[a,b]	18,804	672,785
Kontron AGa	12,528	74,998
Manz Automation AGa,b	712	55,778
SMA Solar Technology AGa,b	2,746	72,352

		1,212,733
SOFTWARE — 2.37%
Init Innovation in Traffic Systems AG	1,434	37,470
Nemetschek AG	1,276	127,258
RIB Software AG	6,859	87,859
Software AG	16,096	428,311

		680,898
SPECIALTY RETAIL — 0.35%
Delticom AG	1,432	34,642
Tom Tailor Holding AGa	4,810	66,140

		100,782
TEXTILES, APPAREL & LUXURY GOODS — 1.17%
Bijou Brigitte modische Accessoires AG	1,071	73,647

Gerry Weber International AG	6,681	263,567

		337,214

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.93%
Aareal Bank AG	12,662	$554,451

		554,451
TRADING COMPANIES & DISTRIBUTORS — 1.49%
BayWa AG Registered	3,529	130,509
Kloeckner & Co. SEa	25,068	297,416

		427,925
TRANSPORTATION INFRASTRUCTURE — 0.51%
Hamburger Hafen und Logistik AG	6,485	148,068

		148,068
WIRELESS TELECOMMUNICATION SERVICES — 4.92%
Drillisch AG	11,262	414,384
Freenet AG	33,878	1,002,846

		1,417,230

TOTAL COMMON STOCKS
(Cost: $29,201,219)		27,480,149

PREFERRED STOCKS — 4.14%

BIOTECHNOLOGY — 0.64%
Biotest AG	1,738	185,229

		185,229
BUILDING PRODUCTS — 0.17%
Villeroy & Boch AG	3,313	48,281

		48,281
CONSTRUCTION MATERIALS — 0.38%
STO SE & Co. KGaA	681	108,626

		108,626
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Draegerwerk AG & Co. KGaA[b]	1,736	179,974
Sartorius AG	2,355	273,857

		453,831
MACHINERY — 0.88%
Jungheinrich AG	4,231	254,498

		254,498

Security	Shares	Value

ROAD & RAIL — 0.49%
Sixt SE	4,475	$142,537

		142,537

TOTAL PREFERRED STOCKS
(Cost: $1,241,967)		1,193,002

SHORT-TERM INVESTMENTS — 11.19%

MONEY MARKET FUNDS — 11.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,006,082	3,006,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	170,921	170,921
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	44,706	44,706

		3,221,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,221,709)		3,221,709

TOTAL INVESTMENTS IN SECURITIES — 110.78%
(Cost: $33,664,895)		31,894,860
Other Assets, Less Liabilities — (10.78)%		(3,104,248)

NET ASSETS — 100.00%		$28,790,612

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments  (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 1.86%
Kerry Logistics Network Ltd.	66,000	$107,234

		107,234
AUTO COMPONENTS — 2.08%
Xinyi Glass Holdings Co. Ltd.[a]	224,000	120,160

		120,160
BIOTECHNOLOGY — 0.58%
CK Life Sciences International (Holdings) Inc.	320,000	33,424

		33,424
CAPITAL MARKETS — 5.75%
China Financial International Investments Ltd.[b]	360,000	38,994
China LNG Group Ltd.[a]	380,000	75,951
Guotai Junan International Holdings Ltd.	88,000	65,362
Haitong International Securities Group Ltd.[a]	57,000	34,840
Sun Hung Kai & Co. Ltd.	64,000	47,783
Value Partners Group Ltd.	88,000	69,106

		332,036
COMMERCIAL BANKS — 3.11%
Dah Sing Banking Group Ltd.	46,400	81,133
Dah Sing Financial Holdings Ltd.	16,000	98,723

		179,856
COMMUNICATIONS EQUIPMENT — 4.34%
VTech Holdings Ltd.[a]	18,000	250,445

		250,445
CONSTRUCTION & ENGINEERING — 0.87%
Hsin Chong Construction Group Ltd.	184,000	23,015
SOCAM Development Ltd.[b]	31,000	27,062

		50,077
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
Citic Telecom International Holdings Ltd.	148,000	61,070
Hutchison Telecommunications Hong Kong Holdings Ltd.	160,000	65,197

		126,267
ELECTRICAL EQUIPMENT — 3.45%
GCL New Energy Holdings Ltd.[b]	280,000	44,771
Johnson Electric Holdings Ltd.[a]	40,000	154,739

		199,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.56%
FIH Mobile Ltd.[b]	304,000	157,978

Security	Shares	Value

Truly International Holdings Ltd.	168,000	$75,605
VST Holdings Ltd.	88,400	30,094

		263,677
ENERGY EQUIPMENT & SERVICES — 0.75%
Hilong Holding Ltd.[a]	76,000	22,932
SPT Energy Group Inc.[a]	80,000	20,632

		43,564
HEALTH CARE PROVIDERS & SERVICES — 1.00%
Town Health International Medical Group Ltd.[a]	360,000	57,563

		57,563
HOTELS, RESTAURANTS & LEISURE — 9.88%
Cafe de Coral Holdings Ltd.[a]	40,000	136,686
Century City International Holdings Ltd.	176,000	13,163
Dorsett Hospitality International Ltd.	76,000	13,622
Emperor Entertainment Hotel Ltd.	60,000	17,795
Macau Legend Development Ltd.[a,b]	176,500	86,941
Melco International Development Ltd.[a]	96,000	227,281
Paradise Entertainment Ltd.[a]	48,000	27,791
Regal Hotels International Holdings Ltd.	40,000	23,727
Tsui Wah Holdings Ltd.[a]	64,000	23,768

		570,774
HOUSEHOLD DURABLES — 1.44%
Man Wah Holdings Ltd.	38,400	70,710
Samson Holding Ltd.	100,000	12,766

		83,476
INDUSTRIAL CONGLOMERATES — 5.25%
Hopewell Holdings Ltd.	62,000	226,654
Shun Tak Holdings Ltd.	152,000	76,637

		303,291
INTERNET SOFTWARE & SERVICES — 0.42%
SUNeVision Holdings Ltd.	76,000	24,500

		24,500
IT SERVICES — 0.52%
China Public Procurement Ltd.[a,b]	896,000	30,040

		30,040
LEISURE EQUIPMENT & PRODUCTS — 0.96%
Lung Cheong International Holdings Ltd.[b]	312,000	40,635
Playmates Toys Ltd.	64,000	14,607

		55,242
MACHINERY — 0.49%
Singamas Container Holdings Ltd.	168,000	28,596

		28,596

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

MARINE — 5.29%
Orient Overseas International Ltd.	24,000	$144,836
Pacific Basin Shipping Ltd.	192,000	90,120
SITC International Holdings Co. Ltd.	128,000	70,808

		305,764
MEDIA — 4.75%
Hong Kong Television Network Ltd.[b]	44,000	23,830
Mei Ah Entertainment Group Ltd.[b]	240,000	21,354
Television Broadcasts Ltd.	34,800	196,998
Tom Group Ltd.[b]	152,000	32,340

		274,522
METALS & MINING — 1.28%
G-Resources Group Ltd.[b]	2,496,000	62,762
IRC Ltd.[b]	152,000	11,368

		74,130
OIL, GAS & CONSUMABLE FUELS — 2.30%
Brightoil Petroleum (Holdings) Ltd.[a,b]	292,000	93,380
Newocean Energy Holdings Ltd.[a]	104,000	39,695

		133,075
PHARMACEUTICALS — 0.65%
United Laboratories International Holdings Ltd. (The)[b]	56,000	37,839

		37,839
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.26%
Champion REIT	256,000	118,509
Prosperity REIT	128,000	44,730
Regal REIT	112,000	29,607
Sunlight REIT	116,000	53,101

		245,947
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.23%
CSI Properties Ltd.	720,000	30,639
Emperor International Holdings Ltd.	128,000	30,040
Far East Consortium International Ltd.	108,000	40,387
Great Eagle Holdings Ltd.	28,000	94,236
K. Wah International Holdings Ltd.[a]	120,000	71,644
Kowloon Development Co. Ltd.	40,000	47,711
Lai Sun Development Co. Ltd.[b]	1,124,000	27,973
Langham Hospitality Investments Ltd.[a]	106,000	46,200
Liu Chong Hing Investment Ltd.	16,000	20,281
Midland Holdings Ltd.[a,b]	64,000	33,836
Polytec Asset Holdings Ltd.	140,000	19,497
Soundwill Holdings Ltd.	8,000	12,936

		475,380
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.66%
United Photovoltaics Group Ltd.[a,b]	320,000	37,963

		37,963

Security	Shares	Value

SOFTWARE — 0.81%
IGG Inc.[a]	60,000	$26,074
Yunbo Digital Synergy Group Ltd.[b]	44,392	20,836

		46,910
SPECIALTY RETAIL — 12.35%
Bonjour Holdings Ltd.	177,000	20,998
Chow Sang Sang Holdings International Ltd.	34,000	92,289
Dickson Concepts International Ltd.	28,000	14,551
Emperor Watch & Jewellery Ltd.[a]	360,000	16,480
Esprit Holdings Ltd.	204,850	267,322
Giordano International Ltd.	128,000	60,080
I.T Ltd.	56,000	16,392
Luk Fook Holdings International Ltd.[a]	36,000	118,375
Sa Sa International Holdings Ltd.[a]	112,000	84,198
Trinity Ltd.[a]	104,000	22,530

		713,215
TEXTILES, APPAREL & LUXURY GOODS — 7.94%
Global Brands Group Holding Ltd.[b]	648,000	144,557
Pacific Textiles Holdings Ltd.	56,000	74,667
Sitoy Group Holdings Ltd.	36,000	29,710
Stella International Holdings Ltd.	52,000	143,159
Texwinca Holdings Ltd.	72,000	66,383

		458,476
TRADING COMPANIES & DISTRIBUTORS — 0.72%
Summit Ascent Holdings Ltd.[a,b]	72,000	41,872

		41,872
WIRELESS TELECOMMUNICATION SERVICES — 1.08%
SmarTone Telecommunications Holding Ltd.[a]	42,000	62,174

		62,174

TOTAL COMMON STOCKS
(Cost: $6,017,873)		5,766,999

SHORT-TERM INVESTMENTS — 31.84%

MONEY MARKET FUNDS — 31.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,735,466	1,735,466
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	98,676	98,676
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,099	5,099

		1,839,241

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

November 30, 2014

Security	Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,839,241)	$1,839,241

TOTAL INVESTMENTS IN SECURITIES — 131.66%
(Cost: $7,857,114)	7,606,240
Other Assets, Less Liabilities — (31.66)%	(1,829,259)

NET ASSETS — 100.00%	$5,776,981

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

36

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AUTO COMPONENTS — 0.50%
Motherson Sumi Systems Ltd.	1,418,081	$9,782,942

		9,782,942
AUTOMOBILES — 6.70%
Bajaj Auto Ltd.	564,688	24,030,748
Hero Motocorp Ltd.	268,957	13,641,371
Mahindra & Mahindra Ltd.	2,281,875	48,676,691
Tata Motors Ltd.	5,161,297	44,372,765

		130,721,575
BEVERAGES — 0.95%
United Breweries Ltd.	444,205	5,610,634
United Spirits Ltd.[a]	292,080	12,875,666

		18,486,300
CHEMICALS — 1.19%
Asian Paints Ltd.	1,938,681	23,265,422

		23,265,422
COMMERCIAL BANKS — 4.81%
ICICI Bank Ltd.	1,479,872	41,838,489
State Bank of India	10,057,288	52,089,475

		93,927,964
CONSTRUCTION & ENGINEERING — 2.88%
Larsen & Toubro Ltd.	2,124,882	56,134,482

		56,134,482
CONSTRUCTION MATERIALS — 1.55%
ACC Ltd.	153,342	3,645,687
Ambuja Cements Ltd.	4,588,090	16,997,855
Ultratech Cement Ltd.	239,749	9,597,880

		30,241,422
CONSUMER FINANCE — 1.36%
Mahindra & Mahindra Financial Services Ltd.	1,870,529	9,354,906
Shriram Transport Finance Co. Ltd.	993,072	17,281,741

		26,636,647
DIVERSIFIED FINANCIAL SERVICES — 1.01%
Power Finance Corp. Ltd.	1,778,037	8,873,710
Rural Electrification Corp. Ltd.	2,004,399	10,894,912

		19,768,622
ELECTRIC UTILITIES — 0.93%
Reliance Infrastructure Ltd.	709,511	6,969,912

Security	Shares	Value

Tata Power Co. Ltd.	7,450,474	$11,165,806

		18,135,718
ELECTRICAL EQUIPMENT — 0.93%
Bharat Heavy Electricals Ltd.	3,956,467	18,094,357

		18,094,357
FOOD PRODUCTS — 1.12%
GlaxoSmithKline Consumer Healthcare Ltd.	68,152	6,216,433
Nestle India Ltd.	155,776	15,573,960

		21,790,393
GAS UTILITIES — 0.86%
GAIL (India) Ltd.	2,135,835	16,803,072

		16,803,072
HEALTH CARE PROVIDERS & SERVICES — 0.49%
Apollo Hospitals Enterprise Ltd.	511,140	9,604,622

		9,604,622
HOUSEHOLD PRODUCTS — 3.31%
Hindustan Unilever Ltd.	5,099,230	64,595,999

		64,595,999
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.31%
NTPC Ltd.	11,106,342	25,539,844

		25,539,844
INDUSTRIAL CONGLOMERATES — 0.73%
Aditya Birla Nuvo Ltd.	253,136	7,321,996
Siemens Ltd.	478,281	6,988,275

		14,310,271
IT SERVICES — 23.15%
HCL Technologies Ltd.	1,650,252	44,207,500
Infosys Ltd.	3,093,614	217,350,625
Tata Consultancy Services Ltd.	3,166,634	134,870,899
Tech Mahindra Ltd.	379,704	16,154,017
Wipro Ltd.	4,154,838	39,221,724

		451,804,765
LIFE SCIENCES TOOLS & SERVICES — 0.38%
Divi’s Laboratories Ltd.	267,740	7,454,696

		7,454,696
MEDIA — 1.12%
Zee Entertainment Enterprises Ltd.	3,539,753	21,787,264

		21,787,264
METALS & MINING — 4.25%
Hindalco Industries Ltd.	7,508,890	21,060,709

37

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

November 30, 2014

Security	Shares	Value

Jindal Steel & Power Ltd.	2,464,425	$5,587,698
JSW Steel Ltd.	569,556	11,022,154
Sesa Sterlite Ltd.	7,987,171	29,777,327
Tata Steel Ltd.	2,027,522	15,465,757

		82,913,645
OIL, GAS & CONSUMABLE FUELS — 11.52%
Bharat Petroleum Corp. Ltd.	1,168,320	14,049,775
Cairn India Ltd.	3,030,330	12,718,547
Coal India Ltd.	3,402,732	19,466,117
Oil & Natural Gas Corp. Ltd.	5,186,854	31,712,068
Oil India Ltd.	809,305	7,722,013
Reliance Industries Ltd.	8,711,286	139,200,889

		224,869,409
PERSONAL PRODUCTS — 1.34%
Dabur India Ltd.	3,548,772	13,776,475
Godrej Consumer Products Ltd.	802,003	12,334,730

		26,111,205
PHARMACEUTICALS — 8.50%
Aurobindo Pharma Ltd.	883,542	15,531,573
Cipla Ltd.	2,325,687	23,804,046
Dr. Reddy’s Laboratories Ltd.	791,050	45,970,898
Piramal Enterprises Ltd.	464,894	6,065,610
Ranbaxy Laboratories Ltd.[a]	856,768	8,454,466
Sun Pharmaceuticals Industries Ltd.	4,881,387	66,052,706

		165,879,299
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
DLF Ltd.	2,884,290	6,930,105

		6,930,105
THRIFTS & MORTGAGE FINANCE — 10.26%
Housing Development Finance Corp. Ltd.	10,031,731	187,629,177
LIC Housing Finance Ltd.	1,860,793	12,666,167

		200,295,344
TOBACCO — 4.51%
ITC Ltd.	15,023,865	87,920,660

		87,920,660
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Adani Enterprises Ltd.	882,325	6,525,551

		6,525,551
TRANSPORTATION INFRASTRUCTURE — 0.80%
Adani Ports & Special Economic Zone Ltd.	3,346,750	15,653,762

		15,653,762
WIRELESS TELECOMMUNICATION SERVICES — 2.71%
Bharti Airtel Ltd.	4,038,006	24,876,798
Idea Cellular Ltd.	7,265,490	18,580,828

Security	Shares	Value

Reliance Communications Ltd.[a]	5,683,390	$9,428,813

		52,886,439

TOTAL COMMON STOCKS
(Cost: $1,675,742,431)		1,948,871,796

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $1,675,742,431)		1,948,871,796
Other Assets, Less Liabilities — 0.14%		2,722,102

NET ASSETS — 100.00%		$1,951,593,898

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

38

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.97%

AIRLINES — 0.22%
Jet Airways India Ltd.[a]	9,295	$48,329

		48,329
AUTO COMPONENTS — 6.67%
Amtek Auto Ltd.	30,966	106,813
Amtek India Ltd.	22,713	31,935
Apollo Tyres Ltd.	46,930	172,731
Balkrishna Industries Ltd.	15,287	155,025
Bharat Forge Ltd.	32,890	511,463
Ceat Ltd.	3,416	50,014
MRF Ltd.	416	224,868
Sundram Fasteners Ltd.	19,929	61,227
Tube Investments of India Ltd.	28,782	153,546

		1,467,622
AUTOMOBILES — 0.77%
TVS Motor Co. Ltd.	46,059	170,119

		170,119
BIOTECHNOLOGY — 0.65%
Biocon Ltd.	19,565	143,912

		143,912
BUILDING PRODUCTS — 1.58%
Astral Polytechnik Ltd.	10,659	74,882
Blue Star Ltd.	8,535	47,272
Kajaria Ceramics Ltd.	12,365	118,918
Sintex Industries Ltd.	70,570	106,500

		347,572
CAPITAL MARKETS — 1.50%
IIFL Holdings Ltd.	67,028	195,829
JM Financial Ltd.	72,040	58,510
Religare Enterprises Ltd.[a]	14,833	76,740

		331,079
CHEMICALS — 6.91%
Akzo Nobel India Ltd.	3,689	79,184
Atul Ltd.	2,817	58,069
BASF India Ltd.	3,536	72,250
Bayer CropScience Ltd.	3,575	165,508
Berger Paints India Ltd.	33,761	214,192
Coromandel International Ltd.	27,885	139,886
DCM Shriram Ltd.	12,837	34,360
EID Parry India Ltd.[a]	22,335	77,437
Finolex Industries Ltd.	11,775	53,263
Godrej Industries Ltd.	27,482	126,748
Gujarat Fluorochemicals Ltd.	8,931	106,674
Gujarat State Fertilisers & Chemicals Ltd.	38,922	64,980
Monsanto India Ltd.	1,361	61,021

Security	Shares	Value

PI Industries Ltd.	19,266	$138,204
Rallis India Ltd.	19,266	66,704
Supreme Industries Ltd.	6,344	63,062

		1,521,542
COMMERCIAL BANKS — 8.13%
Allahabad Bank	44,122	86,282
Andhra Bank	47,710	66,312
City Union Bank Ltd.	47,033	70,411
DCB Bank Ltd.[a]	55,978	95,259
Federal Bank Ltd.	243,389	595,382
Indian Bank	26,130	79,900
Jammu & Kashmir Bank Ltd. (The)	88,335	196,941
Karnataka Bank Ltd. (The)	37,636	87,638
Karur Vysya Bank Ltd. (The)	19,800	171,182
Oriental Bank of Commerce	24,219	119,173
State Bank of Bikaner and Jaipur	5,668	56,013
Syndicate Bank	50,531	106,021
Vijaya Bank	72,177	59,435

		1,789,949
CONSTRUCTION & ENGINEERING — 4.51%
ALSTOM India Ltd.	6,630	62,897
Engineers India Ltd.	32,814	121,410
GMR Infrastructure Ltd.	529,220	165,448
IRB Infrastructure Developers Ltd.	46,969	206,215
NCC Ltd./India	131,856	142,682
Sadbhav Engineering Ltd.	29,418	118,208
Voltas Ltd.	40,157	175,078

		991,938
CONSTRUCTION MATERIALS — 2.39%
Century Textiles & Industries Ltd.	12,090	105,538
India Cements Ltd.[a]	68,354	106,240
JK Cement Ltd.	6,629	66,199
JK Lakshmi Cement Ltd.	11,625	72,845
Prism Cement Ltd.[a]	39,791	47,995
Ramco Cements Ltd. (The)	23,270	127,403

		526,220
CONSUMER FINANCE — 3.62%
Bajaj Finance Ltd.	6,097	303,779
Kailash Auto Finance Ltd.[a]	49,895	10,895
Manappuram Finance Ltd.	85,165	50,436
SKS Microfinance Ltd.[a]	35,607	204,358
Sundaram Finance Ltd.	10,842	227,174

		796,642
DISTRIBUTORS — 0.38%
Risa International Ltd.[a]	15,137	82,814

		82,814
DIVERSIFIED FINANCIAL SERVICES — 3.45%
Credit Analysis & Research Ltd.	4,134	95,624
IFCI Ltd.	201,840	129,941
PMC Fincorp Ltd.[a]	23,699	81,632
Reliance Capital Ltd.	38,838	328,892

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

SREI Infrastructure Finance Ltd.	81,471	$62,493
Tilak Finance Ltd.[a]	12,183	61,843

		760,425
ELECTRIC UTILITIES — 1.83%
CESC Ltd.	26,806	306,656
Torrent Power Ltd.	38,259	96,981

		403,637
ELECTRICAL EQUIPMENT — 4.44%
Amara Raja Batteries Ltd.	16,615	200,127
Finolex Cables Ltd.	27,212	115,439
Havells India Ltd.	100,867	519,249
Sterlite Technologies Ltd.	37,381	41,504
Suzlon Energy Ltd.[a]	449,673	101,811

		978,130
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.04%
PS IT Infrastructure & Service Ltd.[a]	51,008	72,457
Redington India Ltd.	81,237	156,963

		229,420
ENERGY EQUIPMENT & SERVICES — 0.22%
Aban Offshore Ltd.	5,390	47,481

		47,481
FOOD PRODUCTS — 3.92%
Advanta Ltd.[a]	8,331	48,639
Balrampur Chini Mills Ltd.[a]	45,879	44,212
Britannia Industries Ltd.	8,004	212,556
Kaveri Seed Co. Ltd.	6,708	93,034
McLeod Russel India Ltd.	17,643	69,671
Shree Renuka Sugars Ltd.[a]	152,830	41,622
Tata Global Beverages Ltd.	118,263	307,402
Zydus Wellness Ltd.	3,952	45,866

		863,002
GAS UTILITIES — 1.45%
Gujarat Gas Co. Ltd.	12,519	120,046
Gujarat State Petronet Ltd.	55,107	99,904
Indraprastha Gas Ltd.	13,938	98,299

		318,249
HEALTH CARE PROVIDERS & SERVICES — 0.29%
Fortis Healthcare Ltd.[a]	37,609	64,667

		64,667
HOTELS, RESTAURANTS & LEISURE — 2.78%
Cox & Kings Ltd.	16,640	78,206
EIH Ltd.	46,982	83,281
Indian Hotels Co. Ltd.[a]	130,975	235,019
Jubilant Foodworks Ltd.[a]	6,466	148,961
Thomas Cook India Ltd.	24,108	66,374

		611,841

Security	Shares	Value

HOUSEHOLD DURABLES — 1.57%
Bajaj Electricals Ltd.	9,674	$31,670
Symphony Ltd.	2,763	83,798
TTK Prestige Ltd.	600	36,774
Videocon Industries Ltd.	27,079	70,365
Whirlpool of India Ltd.[a]	12,337	123,927

		346,534
HOUSEHOLD PRODUCTS — 0.31%
Jyothy Laboratories Ltd.	17,836	67,314

		67,314
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.75%
Jaiprakash Power Ventures Ltd.[a]	237,822	50,780
PTC India Ltd.	72,020	113,737

		164,517
INDUSTRIAL CONGLOMERATES — 0.91%
Jaiprakash Associates Ltd.[a]	432,707	201,170

		201,170
INSURANCE — 1.41%
MAX India Ltd.	52,742	310,562

		310,562
INTERNET SOFTWARE & SERVICES — 1.68%
Info Edge India Ltd.	9,474	147,839
Just Dial Ltd.	8,554	220,794

		368,633
IT SERVICES — 4.25%
eClerx Services Ltd.	5,603	113,631
Hexaware Technologies Ltd.	42,978	151,606
Intellect Design Arena Ltd.[a]	16,371	12,663
MindTree Ltd.	20,306	392,491
Mphasis Ltd.	30,277	197,212
Polaris Financial Technology Ltd.	20,449	66,845

		934,448
MACHINERY — 5.64%
AIA Engineering Ltd.	13,055	254,294
Ashok Leyland Ltd.[a]	459,641	388,126
Greaves Cotton Ltd.	23,816	53,999
Jain Irrigation Systems Ltd.	113,050	153,666
Lakshmi Machine Works Ltd.	1,105	75,201
SKF India Ltd.	5,187	114,109
Thermax Ltd.	11,675	201,799

		1,241,194
MEDIA — 2.13%
DEN Networks Ltd.[a]	11,129	27,027
Dish TV India Ltd.[a]	130,611	137,336
Hathway Cable & Datacom Ltd.[a]	13,325	77,077

40

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

Jagran Prakashan Ltd.	34,437	$73,336
PVR Ltd.	5,902	66,657
TV18 Broadcast Ltd.[a]	182,611	87,987

		469,420
METALS & MINING — 0.90%
Jindal Saw Ltd.	44,668	79,899
Maharashtra Seamless Ltd.	10,075	47,676
MOIL Ltd.	13,806	70,493

		198,068
MULTILINE RETAIL — 0.47%
Shoppers Stop Ltd.	8,282	64,215
Trent Ltd.	1,690	39,729

		103,944
OIL, GAS & CONSUMABLE FUELS — 1.25%
Great Eastern Shipping Co. Ltd. (The)	32,181	206,942
Gujarat Mineral Development Corp. Ltd.	31,681	68,054

		274,996
PERSONAL PRODUCTS — 0.94%
Bajaj Corp. Ltd.	14,512	75,606
Gillette India Ltd.	2,572	131,891

		207,497
PHARMACEUTICALS — 4.60%
Alembic Pharmaceuticals Ltd.	18,369	124,562
AstraZeneca Pharma India Ltd.[a]	2,548	34,441
FDC Ltd.	18,213	42,895
Marksans Pharma Ltd.	60,932	57,540
Natco Pharma Ltd.	3,237	71,104
Pfizer Ltd./India	2,831	80,801
Strides Arcolab Ltd.	3,874	52,577
Sun Pharma Advanced Research Co. Ltd.[a]	24,325	71,558
Torrent Pharmaceuticals Ltd.	16,484	272,954
Unichem Laboratories Ltd.	14,639	53,361
Wockhardt Ltd.	11,115	151,218

		1,013,011
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.44%
Delta Corp. Ltd.	22,776	34,299
Godrej Properties Ltd.	19,630	79,289
Housing Development & Infrastructure Ltd.[a]	101,452	136,594
Indiabulls Real Estate Ltd.	68,640	90,591
Oberoi Realty Ltd.	20,020	85,171
Prestige Estates Projects Ltd.	9,308	38,504
Sobha Ltd.	15,886	127,794
Unitech Ltd.[a]	526,877	165,564

		757,806
SOFTWARE — 2.00%
Cyient Ltd.	24,381	202,537
KPIT Technologies Ltd.	24,817	67,486
NIIT Technologies Ltd.	12,352	75,748

Security	Shares	Value

Vakrangee Ltd.	41,899	$94,189

		439,960
SPECIALTY RETAIL — 0.30%
PC Jeweller Ltd.	16,989	66,020

		66,020
TEXTILES, APPAREL & LUXURY GOODS — 4.40%
Arvind Ltd.	52,091	235,713
Bata India Ltd.	3,224	65,000
Bombay Dyeing & Manufacturing Co. Ltd.	31,408	35,024
Page Industries Ltd.	2,041	313,036
Rajesh Exports Ltd.	29,887	80,069
Raymond Ltd.	10,049	79,066
SRF Ltd.	5,445	78,211
Vaibhav Global Ltd.	3,838	39,119
Vardhman Textiles Ltd.	6,344	43,244

		968,482
THRIFTS & MORTGAGE FINANCE — 3.46%
Dewan Housing Finance Corp. Ltd.	18,200	118,606
Gruh Finance Ltd.	35,386	147,178
Indiabulls Housing Finance Ltd.	68,289	496,032

		761,816
TRADING COMPANIES & DISTRIBUTORS — 0.41%
CCL International Ltd.	9,107	90,131

		90,131
TRANSPORTATION INFRASTRUCTURE — 1.76%
Gateway Distriparks Ltd.	22,126	109,658
Gujarat Pipavav Port Ltd.[a]	87,997	232,135
GVK Power & Infrastructure Ltd.[a]	256,529	45,473

		387,266
WATER UTILITIES — 0.64%
VA Tech Wabag Ltd.	5,330	141,184

		141,184

TOTAL COMMON STOCKS
(Cost: $18,188,406)		22,008,563

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $18,188,406)		22,008,563
Other Assets, Less Liabilities — 0.03%		5,748

NET ASSETS — 100.00%		$22,014,311

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® MSCI INDONESIA ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

AIRLINES — 0.16%
PT Garuda Indonesia (Persero) Tbk[a]	25,872,506	$1,038,801

		1,038,801
AUTO COMPONENTS — 0.13%
PT Gajah Tunggal Tbk	7,823,586	836,593

		836,593
AUTOMOBILES — 9.32%
PT Astra International Tbk	101,579,330	59,304,550

		59,304,550
BUILDING PRODUCTS — 0.28%
PT Arwana Citramulia Tbk	23,966,400	1,796,891

		1,796,891
COMMERCIAL BANKS — 29.54%
PT Bank Bukopin Tbk	15,899,699	1,003,177
PT Bank Central Asia Tbk	61,861,458	66,403,237
PT Bank Danamon Indonesia Tbk	16,831,560	5,792,572
PT Bank Mandiri (Persero) Tbk	46,836,680	40,392,991
PT Bank Negara Indonesia (Persero) Tbk	37,429,758	18,478,719
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	12,240,936	802,421
PT Bank Pembangunan Daerah Jawa Timur Tbk	15,062,000	560,320
PT Bank Rakyat Indonesia (Persero) Tbk	55,708,572	52,609,087
PT Bank Tabungan Negara (Persero) Tbk	21,218,126	1,964,641

		188,007,165
COMMERCIAL SERVICES & SUPPLIES — 0.29%
PT Hanson International Tbk[a]	32,133,407	1,816,786

		1,816,786
CONSTRUCTION & ENGINEERING — 1.71%
PT Adhi Karya (Persero) Tbk	4,539,300	1,034,026
PT Inovisi Infracom Tbk[a]	10,087,000	413,266
PT Pembangunan Perumahan (Persero) Tbk	10,951,100	2,745,851
PT Sitara Propertindo Tbk[a]	20,113,100	715,264
PT Surya Semesta Internusa Tbk	17,656,374	1,381,665
PT Total Bangun Persada Tbk	6,012,100	487,707
PT Waskita Karya (Persero) Tbk	17,024,700	1,457,785
PT Wijaya Karya (Persero) Tbk	10,816,039	2,663,242

		10,898,806
CONSTRUCTION MATERIALS — 5.65%
PT Indocement Tunggal Prakarsa Tbk	7,388,544	14,938,735
PT Semen Baturaja Persero Tbk	12,420,700	387,765
PT Semen Gresik (Persero) Tbk	14,881,555	19,510,397
Wijaya Karya Beton Tbk PTa	10,947,700	1,094,411

		35,931,308

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.18%
PT Telekomunikasi Indonesia (Persero) Tbk	252,917,890	$58,545,808
PT XL Axiata Tbk	14,987,700	6,263,296

		64,809,104
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.25%
PT Erajaya Swasembada Tbk[a]	5,739,100	564,317
PT Sigmagold Inti Perkasa Tbk[a]	26,257,900	1,004,788

		1,569,105
FOOD PRODUCTS — 6.90%
PT Astra Agro Lestari Tbk	1,975,170	3,884,307
PT BW Plantation Tbk	9,039,352	340,716
PT Charoen Pokphand Indonesia Tbk	37,027,325	12,469,871
PT Indofood CBP Sukses Makmur Tbk	5,849,177	5,391,941
PT Indofood Sukses Makmur Tbk	22,025,930	12,092,243
PT Japfa Comfeed Indonesia Tbk	24,120,800	2,263,054
PT Malindo Feedmill Tbk	4,046,200	837,156
PT Nippon Indosari Corpindo Tbk	7,661,600	759,631
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	15,430,000	2,509,714
PT Salim Ivomas Pratama Tbk	19,808,100	1,217,312
PT Sampoerna Agro Tbk	3,334,172	621,537
PT Tiga Pilar Sejahtera Food Tbk[a]	8,085,900	1,504,015

		43,891,497
GAS UTILITIES — 4.19%
PT Perusahaan Gas Negara (Persero) Tbk	54,739,307	26,687,879

		26,687,879
HEALTH CARE PROVIDERS & SERVICES — 0.25%
PT Siloam International Hospitals Tbk[a]	1,452,000	1,621,067

		1,621,067
HOUSEHOLD PRODUCTS — 3.14%
PT Unilever Indonesia Tbk	7,657,304	19,952,660

		19,952,660
INSURANCE — 0.26%
PT Panin Financial Tbk[a]	65,414,078	1,629,456

		1,629,456
MACHINERY — 1.99%
PT United Tractors Tbk	8,422,896	12,647,457

		12,647,457
MARINE — 0.06%
PT Berlian Laju Tanker Tbk[a]	20,137,514	—
PT Trada Maritime Tbk[a]	19,075,500	390,763

		390,763
MEDIA — 3.24%
PT Global Mediacom Tbk	31,850,500	4,188,795

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

November 30, 2014

Security	Shares	Value

PT Media Nusantara Citra Tbk	24,900,800	$4,907,115
PT MNC Investama Tbk[a]	144,645,300	3,614,947
PT MNC Sky Vision Tbk	7,098,300	1,046,947
PT Surya Citra Media Tbk	22,029,600	5,794,413
PT Visi Media Asia Tbk[a]	28,837,500	1,086,959

		20,639,176
METALS & MINING — 0.54%
PT Aneka Tambang (Persero) Tbk	16,747,366	1,344,839
PT Krakatau Steel (Persero) Tbk[a]	15,929,800	597,825
PT Timah (Persero) Tbk	14,952,480	1,500,884

		3,443,548
MULTILINE RETAIL — 3.07%
PT Matahari Department Store Tbk	10,249,300	12,597,468
PT Matahari Putra Prima Tbk	5,388,100	1,441,507
PT Mitra Adiperkasa Tbk	3,747,400	1,719,554
PT Multipolar Tbk	35,370,379	2,666,400
PT Ramayana Lestari Sentosa Tbk	15,971,200	1,092,753

		19,517,682
OIL, GAS & CONSUMABLE FUELS — 4.07%
PT Adaro Energy Tbk	72,223,839	6,391,490
PT Benakat Integra Tbk[a]	109,666,210	1,437,774
PT Bukit Asam (Persero) Tbk	4,045,750	4,359,359
PT Bumi Resources Tbk[a]	73,013,517	520,499
PT Elnusa Tbk	16,500,300	905,867
PT Energi Mega Persada Tbk[a]	201,443,442	1,683,647
PT Golden Eagle Energy Tbk[a]	5,537,569	814,482
PT Harum Energy Tbk	4,095,700	563,813
PT Indika Energy Tbk[a]	7,756,400	355,915
PT Indo Tambangraya Megah Tbk	1,983,380	3,091,921
PT Medco Energi Internasional Tbk	8,372,452	2,565,796
PT Sugih Energy Tbk[a]	93,015,711	3,239,239

		25,929,802
PAPER & FOREST PRODUCTS — 0.21%
PT Indah Kiat Pulp and Paper Tbk	13,713,000	1,320,286

		1,320,286
PERSONAL PRODUCTS — 0.13%
PT Industri Jamu Dan Farmasi Sido Muncul Tbk	15,089,900	803,707

		803,707
PHARMACEUTICALS — 2.38%
PT Kalbe Farma Tbk	105,830,785	15,175,670

		15,175,670
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.33%
PT Agung Podomoro Land Tbk	30,711,800	908,469
PT Alam Sutera Realty Tbk	54,311,416	2,492,166
PT Bekasi Fajar Industrial Estate Tbk	19,385,200	1,207,207
PT Bumi Serpong Damai Tbk	36,860,922	5,346,102
PT Ciputra Development Tbk	53,316,522	5,723,094
PT Ciputra Property Tbk	13,819,640	939,881
PT Ciputra Surya Tbk	3,987,980	919,876

Security	Shares	Value

PT Intiland Development Tbk	31,199,120	$1,648,921
PT Kawasan Industri Jababeka Tbk	86,388,349	2,229,788
PT Lippo Cikarang Tbk[a]	2,100,100	1,746,642
PT Lippo Karawaci Tbk	98,425,962	9,395,792
PT Modernland Realty Tbk	44,085,018	1,896,479
PT Nirvana Development Tbk[a]	31,690,200	495,971
PT Pakuwon Jati Tbk	108,718,877	4,587,858
PT Sentul City Tbk[a]	110,642,550	1,042,600
PT Summarecon Agung Tbk	50,718,958	6,067,656

		46,648,502
SPECIALTY RETAIL — 0.62%
PT ACE Hardware Indonesia Tbk	38,673,379	2,550,973
PT Mitra Pinasthika Mustika Tbk[a]	9,005,300	675,176
PT Tiphone Mobile Indonesia Tbk[a]	9,619,300	729,093

		3,955,242
TOBACCO — 1.90%
PT Gudang Garam Tbk	2,413,542	12,098,364

		12,098,364
TRANSPORTATION INFRASTRUCTURE — 0.99%
PT Jasa Marga (Persero) Tbk	10,231,800	5,659,182
PT Nusantara Infrastructure Tbk[a]	38,468,900	636,735

		6,295,917
WIRELESS TELECOMMUNICATION SERVICES — 1.17%
PT Tower Bersama Infrastructure Tbk	9,626,500	7,434,428

		7,434,428

TOTAL COMMON STOCKS (Cost: $709,252,789)		636,092,212

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $709,252,789)		636,092,212
Other Assets, Less Liabilities — 0.05%		304,814

NET ASSETS — 100.00%		$636,397,026

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

43

Schedule of Investments  (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.82%

AIRLINES — 6.25%
Aer Lingus Group PLC	966,556	$2,086,985
Ryanair Holdings PLC SP ADR[a]	56,732	3,567,875

		5,654,860
BEVERAGES — 3.48%
C&C Group PLC	672,527	3,152,405

		3,152,405
BUILDING PRODUCTS — 4.24%
Kingspan Group PLC	237,252	3,833,181

		3,833,181
COMMERCIAL BANKS — 11.90%
Bank of Ireland[a]	26,162,440	10,763,081

		10,763,081
CONSTRUCTION MATERIALS — 21.06%
CRH PLC	804,126	19,046,804

		19,046,804
CONTAINERS & PACKAGING — 4.49%
Smurfit Kappa Group PLC	174,796	4,059,651

		4,059,651
DIVERSIFIED FINANCIAL SERVICES — 0.19%
IFG Group PLC	88,281	170,586

		170,586
FOOD & STAPLES RETAILING — 2.71%
Fyffes PLC	995,622	1,215,127
Total Produce PLC	1,014,237	1,236,581

		2,451,708
FOOD PRODUCTS — 19.18%
Donegal Investment Group PLC	11,220	80,427
Glanbia PLC	253,776	3,935,640
Kerry Group PLC Class A	154,330	11,484,084
Origin Enterprises PLC	181,621	1,845,305

		17,345,456
HEALTH CARE PROVIDERS & SERVICES — 3.64%
UDG Healthcare PLC	569,604	3,297,830

		3,297,830

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 4.23%
Paddy Power PLC	49,466	$3,823,340

		3,823,340
INSURANCE — 1.78%
FBD Holdings PLC	123,501	1,608,908

		1,608,908
INTERNET SOFTWARE & SERVICES — 0.14%
Datalex PLC	66,391	128,288

		128,288
LIFE SCIENCES TOOLS & SERVICES — 4.46%
ICON PLC[a]	72,573	4,030,704

		4,030,704
MARINE — 2.58%
Irish Continental Group PLC	602,962	2,330,215

		2,330,215
PROFESSIONAL SERVICES — 1.03%
CPL Resources PLC	115,158	936,022

		936,022
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.48%
Green REIT PLC[a]	862,206	1,451,073
Hibernia REIT PLC[a]	1,844,517	2,602,996

		4,054,069
TRADING COMPANIES & DISTRIBUTORS — 3.98%
Grafton Group PLC Units	358,457	3,603,943

		3,603,943

TOTAL COMMON STOCKS (Cost: $91,333,868)		90,291,051

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	18,758	$18,758

		18,758

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,758)		18,758

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $91,352,626)		90,309,809
Other Assets, Less Liabilities — 0.16%		144,621

NET ASSETS — 100.00%		$90,454,430

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

45

Schedule of Investments  (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.51%

AIR FREIGHT & LOGISTICS — 1.85%
Freightways Ltd.	605,220	$2,589,283

		2,589,283
AIRLINES — 2.72%
Air New Zealand Ltd.	2,002,770	3,820,385

		3,820,385
CHEMICALS — 1.44%
Nuplex Industries Ltd.	845,880	2,025,249

		2,025,249
CONSTRUCTION MATERIALS — 11.70%
Fletcher Building Ltd.	2,551,010	16,400,830

		16,400,830
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.50%
Chorus Ltd.[a]	1,633,870	2,648,544
Spark New Zealand Ltd.	6,777,820	16,281,006

		18,929,550
ELECTRIC UTILITIES — 13.52%
Contact Energy Ltd.	1,312,220	6,314,470
Genesis Energy Ltd.	1,443,330	2,334,010
Infratil Ltd.	2,069,130	4,547,949
Mighty River Power Ltd.	2,446,500	5,761,509

		18,957,938
FOOD PRODUCTS — 0.91%
a2 Milk Co. Ltd.[a,b]	1,220,380	603,539
Synlait Milk Ltd.[a]	248,780	667,900

		1,271,439
HEALTH CARE EQUIPMENT & SUPPLIES — 5.96%
Fisher & Paykel Healthcare Corp. Ltd.	1,941,730	8,352,936

		8,352,936
HEALTH CARE PROVIDERS & SERVICES — 8.27%
Metlifecare Ltd.	357,070	1,210,896
Ryman Healthcare Ltd.	1,348,690	8,480,363
Summerset Group Holdings Ltd.	896,910	1,908,042

		11,599,301
HOTELS, RESTAURANTS & LEISURE — 4.37%
SKYCITY Entertainment Group Ltd.	1,985,760	6,126,171

		6,126,171

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.10%
Meridian Energy Ltd.[b]	4,257,190	$5,748,060

		5,748,060
INTERNET & CATALOG RETAIL — 3.24%
Trade Me Group Ltd.	1,529,500	4,550,493

		4,550,493
MEDIA — 4.61%
Sky Network Television Ltd.	1,271,480	6,467,766

		6,467,766
MULTILINE RETAIL — 0.98%
Warehouse Group Ltd.(The)	565,670	1,376,558

		1,376,558
OIL, GAS & CONSUMABLE FUELS — 1.91%
Z Energy Ltd.	812,350	2,678,319

		2,678,319
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.06%
Goodman Property Trust	4,151,840	3,634,003
Kiwi Income Property Trust	3,677,310	3,464,027

		7,098,030
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.75%
Argosy Property Ltd.	2,436,000	2,093,925
Precinct Properties New Zealand Ltd.	3,627,120	3,160,492

		5,254,417
SOFTWARE — 2.90%
Diligent Board Member Services Inc.[a,b]	298,340	1,170,985
Xero Ltd.[a,b]	217,350	2,897,124

		4,068,109
SPECIALTY RETAIL — 1.08%
Kathmandu Holdings Ltd.	645,610	1,520,412

		1,520,412
TRANSPORTATION INFRASTRUCTURE — 7.64%
Auckland International Airport Ltd.	3,528,280	10,718,741

		10,718,741

TOTAL COMMON STOCKS (Cost: $130,994,195)		139,553,987

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.79%

MONEY MARKET FUNDS — 5.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	7,660,312	$7,660,312
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	435,553	435,553
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	27,207	27,207

		8,123,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,123,072)		8,123,072

TOTAL INVESTMENTS IN SECURITIES — 105.30%
(Cost: $139,117,267)		147,677,059
Other Assets, Less Liabilities — (5.30)%		(7,438,770)

NET ASSETS — 100.00%		$140,238,289

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

47

Schedule of Investments  (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.64%

AIRLINES — 0.97%
Norwegian Air Shuttle ASA[a,b]	6,420	$242,565

		242,565
AUTO COMPONENTS — 0.29%
Kongsberg Automotive ASA[a]	78,220	72,461

		72,461
CHEMICALS — 5.63%
Borregaard ASA	24,620	163,059
Yara International ASA	29,170	1,242,021

		1,405,080
COMMERCIAL BANKS — 13.37%
DNB ASA	178,940	2,975,586
SpareBank 1 Nord-Norge	18,280	102,283
SpareBank 1 SMN	31,020	257,915

		3,335,784
COMPUTERS & PERIPHERALS — 0.18%
Thin Film Electronics ASA[a]	67,700	44,161

		44,161
DIVERSIFIED FINANCIAL SERVICES — 0.64%
Aker ASA Class A	7,330	159,556

		159,556
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.61%
Telenor ASA	137,050	2,897,165

		2,897,165
ENERGY EQUIPMENT & SERVICES — 13.66%
Akastor ASA[b]	39,210	118,036
Aker Solutions ASA[a]	39,110	235,022
Archer Ltd.[a,b]	93,220	64,667
Awilco Drilling PLC[b]	3,040	36,016
BW Offshore Ltd.	126,932	133,167
Deep Sea Supply PLC	121,700	110,307
Fred Olsen Energy ASA	8,840	91,986
Kvaerner ASA	61,510	76,209
Ocean Yield ASA	8,150	49,790
Odfjell Drilling Ltd.[b]	12,170	29,531
Petroleum Geo-Services ASA[b]	50,120	245,955
Prosafe SE	59,950	196,814
Seadrill Ltd.[b]	60,220	863,865
Songa Offshore SEa	190,332	46,457
Subsea 7 SA	57,720	575,894
TGS-NOPEC Geophysical Co. ASA[b]	24,070	535,969

		3,409,685

Security	Shares	Value

FOOD PRODUCTS — 11.41%
Austevoll Seafood ASA	31,530	$189,472
Bakkafrost P/F	7,400	183,261
Leroey Seafood Group ASA	6,620	230,089
Marine Harvest ASA	63,750	905,404
Orkla ASA	156,030	1,162,567
Salmar ASA	10,310	177,331

		2,848,124
INSURANCE — 5.44%
Gjensidige Forsikring ASA	47,660	818,387
Storebrand ASA[a]	115,460	538,419

		1,356,806
INTERNET SOFTWARE & SERVICES — 1.84%
Opera Software ASA[b]	35,830	458,497

		458,497
IT SERVICES — 0.85%
Atea ASA	20,400	212,565

		212,565
MACHINERY — 0.17%
Hexagon Composites ASA	13,510	42,810

		42,810
MARINE — 1.59%
American Shipping ASA	7,980	48,068
Golden Ocean Group Ltd.[b]	119,120	99,807
Stolt-Nielsen Ltd.[b]	9,260	141,427
Wilh Wilhelmsen ASA	17,810	106,771

		396,073
MEDIA — 4.74%
Schibsted ASA	17,980	1,184,406

		1,184,406
METALS & MINING — 4.91%
Norsk Hydro ASA	209,130	1,226,270

		1,226,270
OIL, GAS & CONSUMABLE FUELS — 19.26%
Avance Gas Holding Ltd.[c]	4,280	68,117
BW LPG Ltd.[b,c]	15,160	110,359
Det norske oljeselskap ASA[a,b]	28,510	151,384
DNO ASA[a]	153,690	352,095
Hoegh LNG Holdings Ltd.[a,b]	12,680	150,676
Statoil ASA	210,110	3,973,761

		4,806,392
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.05%
Norwegian Property ASA[a]	151,340	216,019

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2014

Security	Shares	Value

Selvaag Bolig ASA	16,400	$46,818

		262,837
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.03%
Nordic Semiconductor ASA[a,b]	42,610	247,540
REC Silicon ASA[a,b]	460,120	158,674
REC Solar ASA[a]	6,880	100,659

		506,873

TOTAL COMMON STOCKS
(Cost: $32,382,014)		24,868,110

SHORT-TERM INVESTMENTS — 12.41%

MONEY MARKET FUNDS — 12.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	2,919,611	2,919,611
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	166,004	166,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	11,854	11,854

		3,097,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,097,469)		3,097,469

TOTAL INVESTMENTS IN SECURITIES — 112.05%
(Cost: $35,479,483)		27,965,579
Other Assets, Less Liabilities — (12.05)%		(3,008,352)

NET ASSETS — 100.00%		$24,957,227

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

49

Schedule of Investments  (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.92%

AIRLINES — 0.63%
Cebu Air Inc.	1,360,510	$2,348,058

		2,348,058
BEVERAGES — 0.21%
Pepsi-Cola Products Philippines Inc.[a]	8,291,500	790,282

		790,282
CHEMICALS — 0.75%
D&L Industries Inc.	8,018,700	2,817,840

		2,817,840
COMMERCIAL BANKS — 15.14%
Asia United Bank[a]	518,870	816,927
Bank of the Philippine Islands	5,041,019	10,664,666
BDO Unibank Inc.	10,337,106	25,137,779
East West Banking Corp.[a]	1,809,600	1,031,639
Metropolitan Bank & Trust Co.	1,760,777	3,254,526
Philippine National Bank[a]	1,588,042	2,875,132
Rizal Commercial Banking Corp.	2,454,998	2,780,017
Security Bank Corp.	2,900,200	10,204,467

		56,765,153
CONSTRUCTION & ENGINEERING — 0.17%
EEI Corp.	2,659,127	645,462

		645,462
DIVERSIFIED FINANCIAL SERVICES — 7.80%
Ayala Corp.	1,348,248	20,836,969
Metro Pacific Investments Corp.	75,177,300	8,420,929

		29,257,898
ELECTRIC UTILITIES — 0.77%
First Philippine Holdings Corp.	1,418,419	2,874,427

		2,874,427
FOOD & STAPLES RETAILING — 0.71%
Cosco Capital Inc.	14,251,200	2,649,984

		2,649,984
FOOD PRODUCTS — 6.71%
RFM Corp.	7,857,300	848,634
Universal Robina Corp.	5,597,740	24,320,656

		25,169,290
HOTELS, RESTAURANTS & LEISURE — 4.29%
Jollibee Foods Corp.	2,718,613	12,532,076

Security	Shares	Value

Melco Crown Philippines Resorts Corp.[a]	11,027,400	$3,550,968

		16,083,044
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 6.91%
Aboitiz Power Corp.	9,440,915	8,872,211
Energy Development Corp.	60,140,820	10,754,499
First Gen Corp.	7,552,737	4,499,181
Lopez Holdings Corp.	11,773,550	1,806,475

		25,932,366
INDUSTRIAL CONGLOMERATES — 18.93%
Aboitiz Equity Ventures Inc.	12,397,990	14,494,922
Alliance Global Group Inc.	13,176,139	7,276,879
DMCI Holdings Inc.	25,550,000	9,274,357
JG Summit Holdings Inc.	15,755,382	21,630,538
SM Investments Corp.	1,021,604	18,302,648

		70,979,344
MEDIA — 0.55%
ABS-CBN Holdings Corp. PDR	1,985,500	2,082,553

		2,082,553
METALS & MINING — 1.39%
Atlas Consolidated Mining & Development Corp.	5,327,931	1,350,225
Nickel Asia Corp.	4,051,200	3,861,293

		5,211,518
REAL ESTATE MANAGEMENT & DEVELOPMENT — 18.10%
Ayala Land Inc.	45,513,440	34,460,683
Belle Corp.	27,093,367	3,016,743
Filinvest Land Inc.	62,222,590	2,244,752
Megaworld Corp.	72,459,000	8,100,304
SM Prime Holdings Inc.	42,552,335	16,223,048
Vista Land & Lifescapes Inc.	27,387,900	3,842,418

		67,887,948
TRANSPORTATION INFRASTRUCTURE — 2.25%
International Container Terminal Services Inc.	3,265,340	8,435,128

		8,435,128
WATER UTILITIES — 1.32%
Manila Water Co. Inc.	7,757,629	4,940,835

		4,940,835
WIRELESS TELECOMMUNICATION SERVICES — 13.29%
Globe Telecom Inc.	212,845	8,294,817
Philippine Long Distance Telephone Co.	623,687	41,528,207

		49,823,024

TOTAL COMMON STOCKS
(Cost: $363,177,649)		374,694,154

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	97,682	$97,682

		97,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,682)		97,682

TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $363,275,331)		374,791,836
Other Assets, Less Liabilities — 0.05%		184,845

NET ASSETS — 100.00%		$374,976,681

PDR  —  Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

51

Schedule of Investments  (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.58%

AIR FREIGHT & LOGISTICS — 0.29%
Integer.pl SAa,b	13,807	$780,926

		780,926
BUILDING PRODUCTS — 0.41%
Rovese SAa	2,652,855	1,123,169

		1,123,169
CHEMICALS — 3.57%
Boryszew SAa	605,335	1,135,246
Ciech SA	143,416	1,902,835
Grupa Azoty SA	197,670	3,683,530
Synthos SA	2,394,486	2,969,949

		9,691,560
COMMERCIAL BANKS — 35.83%
Alior Bank SAa	158,958	3,744,147
Bank Handlowy w Warszawie SA	136,803	4,397,014
Bank Millennium SA	1,789,331	4,107,947
Bank Pekao SA	452,677	24,948,894
Bank Zachodni WBK SA	105,850	12,350,929
Getin Holding SAa	1,970,004	1,392,063
Getin Noble Bank SAa	5,235,088	3,480,745
mBank SA	57,574	8,651,678
Powszechna Kasa Oszczednosci Bank Polski SA	3,057,766	34,233,997

		97,307,414
CONSTRUCTION & ENGINEERING — 0.83%
Budimex SA	57,061	2,255,934

		2,255,934
DIVERSIFIED FINANCIAL SERVICES — 0.76%
Warsaw Stock Exchange SA	143,993	2,060,753

		2,060,753
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.56%
Netia SAb	1,376,879	2,315,359
Orange Polska SA	2,601,394	7,360,643

		9,676,002
ELECTRIC UTILITIES — 11.98%
ENEA SA	824,332	4,399,452
Energa SA	645,406	4,518,294
PGE SA	2,851,579	16,460,165
Tauron Polska Energia SA	4,184,251	6,462,356
Zespol Elektrowni Patnow Adamow Konin SA	81,295	696,617

		32,536,884

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.36%
Eurocash SA	332,150	$3,684,008

		3,684,008
FOOD PRODUCTS — 0.82%
Kernel Holding SAa,b	256,205	2,226,740

		2,226,740
INSURANCE — 10.26%
Powszechny Zaklad Ubezpieczen SA	194,645	27,856,587

		27,856,587
MACHINERY — 0.36%
Kopex SAa	303,056	983,998

		983,998
MEDIA — 3.45%
Cyfrowy Polsat SA	778,242	5,731,325
TVN SAa	770,433	3,640,890

		9,372,215
METALS & MINING — 6.80%
Jastrzebska Spolka Weglowa SAa,b	175,019	1,090,624
KGHM Polska Miedz SA	473,991	17,368,623

		18,459,247
OIL, GAS & CONSUMABLE FUELS — 11.10%
Grupa Lotos SAa,b	414,065	3,333,310
Lubelski Wegiel Bogdanka SAb	142,268	4,636,292
Polski Koncern Naftowy Orlen SA	912,578	12,290,329
Polskie Gornictwo Naftowe i Gazownictwo SA	6,810,766	9,869,057

		30,128,988
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.39%
Globe Trade Centre SAa,b	1,294,397	2,373,483
LC Corp. SAa	2,120,921	1,043,402
Polski Holding Nieruchomosci SA	47,924	357,935

		3,774,820
ROAD & RAIL — 0.46%
PKP Cargo SA	53,629	1,240,809

		1,240,809
SOFTWARE — 2.17%
Asseco Poland SA	309,765	4,968,874
CD Projekt SAa,b	178,326	932,052

		5,900,926
TEXTILES, APPAREL & LUXURY GOODS — 3.82%
CCC SA	57,005	2,472,973

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2014

Security	Shares	Value

LPP SAb	2,998	$7,901,823

		10,374,796
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Midas SAa,b	5,236,656	968,031

		968,031

TOTAL COMMON STOCKS
(Cost: $330,549,112)		270,403,807

SHORT-TERM INVESTMENTS — 2.67%

MONEY MARKET FUNDS — 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	6,759,752	6,759,752
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	384,349	384,349
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	123,163	123,163

		7,267,264

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,267,264)		7,267,264

TOTAL INVESTMENTS IN SECURITIES — 102.25%
(Cost: $337,816,376)		277,671,071
Other Assets, Less Liabilities — (2.25)%		(6,118,354)

NET ASSETS — 100.00%		$271,552,717

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

53

Schedule of Investments  (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.18%

AIR FREIGHT & LOGISTICS — 5.55%
CWT Ltd.	65,000	$79,536
Singapore Post Ltd.[a]	450,000	666,283

		745,819
AIRLINES — 0.31%
Tiger Airways Holdings Ltd.[a,b]	175,800	41,809

		41,809
CAPITAL MARKETS — 1.39%
ARA Asset Management Ltd.	140,500	186,471

		186,471
COMMERCIAL SERVICES & SUPPLIES — 1.25%
United Envirotech Ltd.[a]	135,000	167,779

		167,779
CONSTRUCTION & ENGINEERING — 3.28%
Charisma Energy Services Ltd.[a,b]	1,690,000	37,599
Chip Eng Seng Corp. Ltd.	110,000	73,417
Civmec Ltd.	65,000	36,402
Rotary Engineering Ltd.	70,000	29,536
United Engineers Ltd.	115,000	263,790

		440,744
DISTRIBUTORS — 0.40%
GSH Corp. Ltd.[b]	885,000	54,315

		54,315
DIVERSIFIED CONSUMER SERVICES — 0.30%
Raffles Education Corp. Ltd.	170,000	40,430

		40,430
DIVERSIFIED FINANCIAL SERVICES — 0.54%
k1 Ventures Ltd.	225,000	32,624
Rowsley Ltd.[a,b]	255,000	40,103

		72,727
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.50%
Venture Corp. Ltd.	80,000	470,119

		470,119
ENERGY EQUIPMENT & SERVICES — 5.23%
Boustead Singapore Ltd.	70,000	98,274
Dyna-Mac Holdings Ltd.	110,000	28,692
Ezion Holdings Ltd.[a]	380,000	386,267
Ezra Holdings Ltd.	205,000	104,584

Security	Shares	Value

Pacc Offshore Services Holdings Ltd.[b]	110,000	$48,945
Pacific Radiance Ltd.[a]	55,000	36,076

		702,838
FOOD & STAPLES RETAILING — 0.60%
Sheng Siong Group Ltd.	160,000	81,013

		81,013
FOOD PRODUCTS — 4.93%
Bumitama Agri Ltd.	105,000	86,191
First Resources Ltd.[a]	165,000	245,570
GMG Global Ltd.	920,000	42,348
Indofood Agri Resources Ltd.	130,000	75,297
Japfa Ltd.[b]	105,000	49,540
QAF Ltd.	50,000	38,166
Super Group Ltd.[a]	135,000	126,352

		663,464
HEALTH CARE EQUIPMENT & SUPPLIES — 0.97%
Biosensors International Group Ltd.[a,b]	315,000	130,495

		130,495
HEALTH CARE PROVIDERS & SERVICES — 2.61%
Raffles Medical Group Ltd.[a]	75,000	222,670
Religare Health Trust	165,000	128,481

		351,151
HOTELS, RESTAURANTS & LEISURE — 2.95%
Accordia Golf Trust[b]	250,000	152,474
GuocoLeisure Ltd.	145,000	104,008
OUE Ltd.[a]	90,000	140,852

		397,334
INDUSTRIAL CONGLOMERATES — 0.31%
Hong Leong Asia Ltd.	40,000	41,887

		41,887
MACHINERY — 1.61%
COSCO Corp. (Singapore) Ltd.[a]	300,000	139,240
Vard Holdings Ltd.[a,b]	160,000	76,717

		215,957
MARINE — 1.29%
Neptune Orient Lines Ltd.[a,b]	275,000	172,996

		172,996
MEDIA — 2.05%
Asian Pay Television Trust	410,000	275,221

		275,221

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

METALS & MINING — 0.46%
Midas Holdings Ltd.[a]	295,000	$62,236

		62,236
OIL, GAS & CONSUMABLE FUELS — 0.84%
KrisEnergy Ltd.[b]	80,000	48,178
Rex International Holding Ltd.[a,b]	210,000	65,247

		113,425
REAL ESTATE INVESTMENT TRUSTS (REITS) — 39.45%
AIMS AMP Capital Industrial REIT	150,950	167,915
Ascendas Hospitality Trust	235,000	124,396
Ascott Residence Trust	275,400	269,379
Cache Logistics Trust	210,000	189,298
Cambridge Industrial Trust[a]	340,000	179,977
CapitaRetail China Trust	160,240	196,074
CDL Hospitality Trusts	190,000	252,896
Far East Hospitality Trust[a]	265,000	168,738
First REIT	140,000	133,180
Frasers Centrepoint Trust	165,000	239,873
Frasers Commercial Trust	155,000	174,799
Frasers Hospitality Trust[b]	90,000	60,759
Keppel REIT	540,000	513,694
Lippo Malls Indonesia Retail Trust	480,000	136,248
Mapletree Commercial Trust	380,000	412,505
Mapletree Greater China Commercial Trust	570,000	430,725
Mapletree Industrial Trust	335,000	386,786
Mapletree Logistics Trust	445,000	402,838
OUE Hospitality Trust[a]	235,000	163,157
Parkway Life REIT	110,000	198,312
Sabana Shari’ah Compliant Industrial REIT[a]	180,000	133,257
Soilbuild Business Space REIT	180,000	109,091
Starhill Global REIT	420,000	260,990

		5,304,887
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.68%
Ascendas India Trust	220,000	135,021
Ho Bee Land Ltd.[a]	55,000	83,755
Hong Fok Corp. Ltd.	70,000	46,989
Perennial China Retail Trust	170,000	71,730
SingHaiyi Group Ltd.[a,b]	255,800	28,651
Tuan Sing Holdings Ltd.	160,000	50,940
Wheelock Properties (Singapore) Ltd.	90,000	122,209
Wing Tai Holdings Ltd.	120,800	159,399
Yanlord Land Group Ltd.	175,000	151,707
Ying Li International Real Estate Ltd.[a,b]	270,000	53,855
Yoma Strategic Holdings Ltd.[a,b]	235,000	128,002

		1,032,258
ROAD & RAIL — 2.14%
SMRT Corp. Ltd.	230,000	287,610

		287,610
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.33%
STATS ChipPAC Ltd.[a,b]	130,000	43,882

		43,882

Security	Shares	Value

SOFTWARE — 1.51%
Silverlake Axis Ltd.[a]	205,000	$203,663

		203,663
SPECIALTY RETAIL — 0.86%
OSIM International Ltd.[a]	70,000	115,995

		115,995
TRADING COMPANIES & DISTRIBUTORS — 0.33%
Tat Hong Holdings Ltd.	75,000	44,304

		44,304
TRANSPORTATION INFRASTRUCTURE — 3.43%
SATS Ltd.[a]	205,000	460,798

		460,798
WATER UTILITIES — 0.80%
Hyflux Ltd.	155,000	108,209

		108,209
WIRELESS TELECOMMUNICATION SERVICES — 2.28%
M1 Ltd./Singapore	110,000	307,173

		307,173

TOTAL COMMON STOCKS
(Cost: $14,852,610)		13,337,009

SHORT-TERM INVESTMENTS — 22.04%

MONEY MARKET FUNDS — 22.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,789,634	2,789,634
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	158,614	158,614

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	15,205	$15,205

		2,963,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,963,453)		2,963,453

TOTAL INVESTMENTS IN SECURITIES — 121.22%
(Cost: $17,816,063)		16,300,462
Other Assets, Less Liabilities — (21.22)%		(2,853,141)

NET ASSETS — 100.00%		$13,447,321

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.30%

AEROSPACE & DEFENSE — 2.22%
BAE Systems PLC	3,588,051	$27,033,340
Cobham PLC	1,294,379	6,113,622
Meggitt PLC	915,902	7,214,774
Rolls-Royce Holdings PLC[a]	2,143,777	28,284,942

		68,646,678
AIR FREIGHT & LOGISTICS — 0.16%
Royal Mail PLC	738,946	4,834,894

		4,834,894
AIRLINES — 0.15%
easyJet PLC	180,462	4,671,587

		4,671,587
AUTO COMPONENTS — 0.33%
GKN PLC	1,866,019	10,090,633

		10,090,633
BEVERAGES — 5.03%
Coca-Cola HBC AGa	227,787	5,179,661
Diageo PLC	2,856,081	88,605,517
SABMiller PLC	1,099,463	61,365,473

		155,150,651
CAPITAL MARKETS — 1.14%
3i Group PLC	1,105,203	7,684,769
Aberdeen Asset Management PLC	1,045,908	7,369,114
Hargreaves Lansdown PLC	270,348	4,130,058
ICAP PLC	628,740	4,103,974
Investec PLC	625,692	5,800,802
Schroders PLC	141,323	5,964,546

		35,053,263
CHEMICALS — 0.59%
Croda International PLC	154,362	5,932,268
Johnson Matthey PLC	232,959	12,134,098

		18,066,366
COMMERCIAL BANKS — 13.92%
Barclays PLC	18,669,163	71,674,144
HSBC Holdings PLC	21,769,681	217,168,718
Lloyds Banking Group PLC[a]	64,912,450	81,680,738
Royal Bank of Scotland Group PLC[a]	2,874,465	17,794,657
Standard Chartered PLC	2,808,153	41,210,936

		429,529,193
COMMERCIAL SERVICES & SUPPLIES — 0.64%
Aggreko PLC	291,104	6,988,695

Security	Shares	Value

Babcock International Group PLC	285,459	$5,082,881
G4S PLC	1,763,916	7,635,223

		19,706,799
CONTAINERS & PACKAGING — 0.18%
Rexam PLC	800,415	5,670,790

		5,670,790
DIVERSIFIED FINANCIAL SERVICES — 0.29%
London Stock Exchange Group PLC	256,382	9,053,987

		9,053,987
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.12%
BT Group PLC	9,253,909	59,446,550
Inmarsat PLC	484,181	6,024,311

		65,470,861
ELECTRIC UTILITIES — 0.92%
SSE PLC	1,108,451	28,468,601

		28,468,601
ENERGY EQUIPMENT & SERVICES — 0.33%
Amec Foster Wheeler PLC	440,604	6,448,126
Petrofac Ltd.	294,936	3,810,549

		10,258,675
FOOD & STAPLES RETAILING — 1.26%
J Sainsbury PLC	1,415,572	5,174,145
Tesco PLC	9,234,545	26,963,959
Wm Morrison Supermarkets PLC	2,389,152	6,678,636

		38,816,740
FOOD PRODUCTS — 2.82%
Associated British Foods PLC	405,003	20,315,193
Tate & Lyle PLC	531,825	5,026,339
Unilever PLC	1,459,089	61,832,292

		87,173,824
HEALTH CARE EQUIPMENT & SUPPLIES — 0.57%
Smith & Nephew PLC	1,015,136	17,646,272

		17,646,272
HOTELS, RESTAURANTS & LEISURE — 2.61%
Carnival PLC	208,910	9,226,014
Compass Group PLC	1,907,096	32,554,035
InterContinental Hotels Group PLC	268,428	11,392,076
Merlin Entertainments PLC[b]	576,234	3,420,140
TUI Travel PLC	578,702	4,030,212
Whitbread PLC	206,306	14,819,937
William Hill PLC	994,729	5,218,616

		80,661,030

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2014

Security	Shares	Value

HOUSEHOLD DURABLES — 0.27%
Persimmon PLC[a]	347,715	$8,347,787

		8,347,787
HOUSEHOLD PRODUCTS — 1.97%
Reckitt Benckiser Group PLC	738,805	60,800,663

		60,800,663
INDUSTRIAL CONGLOMERATES — 0.26%
Smiths Group PLC	448,434	8,125,267

		8,125,267
INSURANCE — 6.12%
Admiral Group PLC	220,015	4,272,477
Aviva PLC	3,350,954	26,658,637
Direct Line Insurance Group PLC	1,705,261	7,864,696
Friends Life Group Ltd.[a]	1,612,164	9,321,304
Legal & General Group PLC	6,750,353	26,079,629
Old Mutual PLC	5,576,932	17,493,716
Prudential PLC	2,917,625	70,730,414
RSA Insurance Group PLC[a]	1,152,920	8,453,496
Standard Life PLC[a]	2,718,622	18,051,798

		188,926,167
MACHINERY — 0.58%
IMI PLC	308,588	5,707,353
Melrose Industries PLC	1,218,422	4,936,282
Weir Group PLC (The)	242,573	7,126,578

		17,770,213
MEDIA — 3.36%
ITV PLC	4,354,456	14,606,937
Pearson PLC	931,921	17,965,649
Reed Elsevier PLC	1,298,521	22,633,406
Sky PLC	1,173,782	17,132,042
WPP PLC	1,497,800	31,431,448

		103,769,482
METALS & MINING — 7.55%
Anglo American PLC	1,587,729	32,858,620
Antofagasta PLC	448,305	5,174,243
BHP Billiton PLC	2,401,089	57,042,639
Fresnillo PLC	251,319	2,802,277
Glencore PLC[a]	12,069,522	60,560,346
Randgold Resources Ltd.	100,074	6,665,342
Rio Tinto PLC	1,446,593	67,793,224

		232,896,691
MULTI-UTILITIES — 2.85%
Centrica PLC	5,705,507	25,429,329
National Grid PLC	4,287,180	62,439,647

		87,868,976

Security	Shares	Value

MULTILINE RETAIL — 1.06%
Marks & Spencer Group PLC	1,858,781	$14,219,966
Next PLC	174,366	18,500,219

		32,720,185
OIL, GAS & CONSUMABLE FUELS — 14.44%
BG Group PLC	3,877,567	54,664,338
BP PLC	20,943,521	137,819,768
Royal Dutch Shell PLC Class A	4,482,270	149,690,012
Royal Dutch Shell PLC Class B	2,774,358	96,584,567
Tullow Oil PLC	1,035,020	6,905,007

		445,663,692
PHARMACEUTICALS — 9.18%
AstraZeneca PLC	1,435,362	107,447,202
GlaxoSmithKline PLC	5,513,144	128,212,852
Shire PLC	670,239	47,831,555

		283,491,609
PROFESSIONAL SERVICES — 1.20%
Capita PLC	751,521	12,593,042
Experian PLC	1,126,280	17,867,409
Intertek Group PLC	183,443	6,708,012

		37,168,463
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.61%
British Land Co. PLC (The)	1,097,694	13,202,260
Hammerson PLC	891,592	8,698,813
Intu Properties PLC	1,043,604	5,832,947
Land Securities Group PLC	898,513	16,716,547
SEGRO PLC	843,940	5,184,844

		49,635,411
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.74%
ARM Holdings PLC	1,596,711	22,867,348

		22,867,348
SOFTWARE — 0.25%
Sage Group PLC (The)	1,233,331	7,862,968

		7,862,968
SPECIALTY RETAIL — 0.77%
Dixons Carphone PLC	1,112,035	7,371,782
Kingfisher PLC	2,692,532	13,155,921
Sports Direct International PLC[a,c]	307,549	3,181,214

		23,708,917
TEXTILES, APPAREL & LUXURY GOODS — 0.42%
Burberry Group PLC	504,620	13,039,297

		13,039,297

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2014

Security	Shares	Value

TOBACCO — 5.71%
British American Tobacco PLC	2,119,083	$125,923,938
Imperial Tobacco Group PLC	1,088,060	50,437,125

		176,361,063
TRADING COMPANIES & DISTRIBUTORS — 1.46%
Ashtead Group PLC	572,222	9,445,195
Bunzl PLC	380,068	10,630,374
Travis Perkins PLC	280,769	7,945,351
Wolseley PLC	303,020	17,036,152

		45,057,072
WATER UTILITIES — 0.64%
Severn Trent PLC	272,352	8,713,742
United Utilities Group PLC	775,198	10,992,763

		19,706,505
WIRELESS TELECOMMUNICATION SERVICES — 3.58%
Vodafone Group PLC	30,126,359	110,376,208

		110,376,208

TOTAL COMMON STOCKS
(Cost: $3,198,163,591)		3,065,134,828

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls-Royce Holdings PLC[a]	203,935,770	319,374

		319,374

TOTAL PREFERRED STOCKS
(Cost: $326,961)		319,374

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	328,904	328,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	18,701	18,701

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	204,546	$204,546

		552,151

TOTAL SHORT-TERM INVESTMENTS
(Cost: $552,151)		552,151

TOTAL INVESTMENTS IN SECURITIES — 99.33%
(Cost: $3,199,042,703)		3,066,006,353
Other Assets, Less Liabilities — 0.67%		20,552,517

NET ASSETS — 100.00%		$3,086,558,870

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index	191	Dec. 2014	Eurex	$20,133,474	$125,104

See accompanying notes to schedules of investments.

59

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

COMMON STOCKS — 99.30%

AEROSPACE & DEFENSE — 1.61%
Chemring Group PLC	9,172	$33,934
QinetiQ Group PLC	30,650	94,991
Senior PLC	19,837	86,083
Ultra Electronics Holdings PLC	3,320	90,936

		305,944
AIR FREIGHT & LOGISTICS — 0.18%
DX Group PLC	9,766	13,994
Stobart Group Ltd.	12,610	20,242

		34,236
AIRLINES — 0.18%
Dart Group PLC	4,547	19,191
Flybe Group PLC[a]	9,860	15,827

		35,018
BEVERAGES — 0.84%
Britvic PLC	11,760	122,195
Stock Spirits Group PLC	9,460	37,408

		159,603
BIOTECHNOLOGY — 0.60%
Abcam PLC	8,080	55,550
Genus PLC	2,880	58,227

		113,777
CAPITAL MARKETS — 5.37%
Allied Minds PLC[a]	4,590	21,133
Ashmore Group PLC	16,865	81,268
Brewin Dolphin Holdings PLC	13,033	56,761
Close Brothers Group PLC	7,070	167,962
Henderson Group PLC	51,270	178,809
Intermediate Capital Group PLC	18,850	135,645
Jupiter Fund Management PLC	17,410	98,944
Man Group PLC	79,340	177,802
SVG Capital PLC[a]	9,410	63,397
Tullett Prebon PLC	10,429	41,190

		1,022,911
CHEMICALS — 2.32%
Alent PLC	10,099	53,804
Elementis PLC	21,890	87,485
Essentra PLC	12,400	146,614
Synthomer PLC	13,022	45,436
Victrex PLC	3,850	108,708

		442,047
COMMERCIAL BANKS — 0.52%
Bank of Georgia Holdings PLC	1,470	49,863
TSB Banking Group PLC[a,b]	11,920	49,469

		99,332

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 3.89%
Berendsen PLC	8,220	$132,334
Cape PLC	5,730	22,635
De La Rue PLC	4,770	39,853
Homeserve PLC	14,202	72,884
Mitie Group PLC	17,470	76,660
Regus PLC	31,320	96,479
Rentokil Initial PLC	86,680	161,672
RPS Group PLC	10,460	38,659
Serco Group PLC	26,158	71,811
Shanks Group PLC	18,826	27,787

		740,774
COMMUNICATIONS EQUIPMENT — 0.66%
Pace PLC	14,240	80,193
Spirent Communications PLC	29,370	30,909
Telit Communications PLC[a]	4,090	15,516

		126,618
COMPUTERS & PERIPHERALS — 0.08%
Xaar PLC	3,619	15,642

		15,642
CONSTRUCTION & ENGINEERING — 2.42%
Balfour Beatty PLC	32,803	94,163
Carillion PLC	20,514	111,670
Costain Group PLC	3,601	16,101
Galliford Try PLC	3,930	74,286
Interserve PLC	6,832	62,109
Keller Group PLC	3,370	44,701
Kier Group PLC	2,630	58,115

		461,145
CONSUMER FINANCE — 1.75%
International Personal Finance PLC	11,210	84,266
Provident Financial PLC	6,960	249,385

		333,651
CONTAINERS & PACKAGING — 1.49%
DS Smith PLC	44,793	202,026
RPC Group PLC	8,910	82,047

		284,073
DISTRIBUTORS — 1.28%
Inchcape PLC	20,540	231,118
John Menzies PLC	2,331	12,265

		243,383
DIVERSIFIED CONSUMER SERVICES — 0.32%
Dignity PLC	2,340	61,931

		61,931
DIVERSIFIED FINANCIAL SERVICES — 1.21%
Arrow Global Group PLC	7,360	28,902
IG Group Holdings PLC	17,360	184,189
Plus500 Ltd.[c]	2,215	18,350

		231,441

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.65%
Avanti Communications Group PLC[a,c]	4,170	$20,897
Cable & Wireless Communications PLC	131,740	102,124
COLT Group SAa	17,007	36,329
Kcom Group PLC	24,421	32,508
TalkTalk Telecom Group PLC	24,980	122,172

		314,030
ELECTRICAL EQUIPMENT — 0.34%
Dialight PLC	1,469	17,956
HellermannTyton Group PLC	10,270	46,111

		64,067
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.64%
Domino Printing Sciences PLC	5,330	55,591
Electrocomponents PLC	20,970	68,800
Halma PLC	17,980	188,656
Laird PLC	12,710	60,390
Oxford Instruments PLC	2,603	47,001
Premier Farnell PLC	17,757	46,607
Renishaw PLC	1,569	47,669
Spectris PLC	5,650	166,965
TT electronics PLC	7,202	11,786

		693,465
ENERGY EQUIPMENT & SERVICES — 1.17%
Hunting PLC	6,330	57,100
John Wood Group PLC	17,840	165,255

		222,355
FOOD & STAPLES RETAILING — 1.17%
Booker Group PLC	70,490	156,534
Greggs PLC	4,800	47,809
Majestic Wine PLC[c]	3,110	17,923

		222,266
FOOD PRODUCTS — 1.02%
Dairy Crest Group PLC	6,490	51,326
Devro PLC	8,000	34,860
Greencore Group PLC	19,230	88,539
Premier Foods PLC[a]	33,270	19,278

		194,003
HEALTH CARE EQUIPMENT & SUPPLIES — 0.10%
Advanced Medical Solutions Group PLC	9,800	18,302

		18,302
HEALTH CARE PROVIDERS & SERVICES — 1.19%
Al Noor Hospitals Group PLC	1,960	30,357
Spire Healthcare Group PLC[a,b]	8,610	42,339
Synergy Health PLC	2,800	88,576
UDG Healthcare PLC	11,489	66,517

		227,789
HEALTH CARE TECHNOLOGY — 0.23%
Advanced Computer Software Group PLC	20,499	44,783

		44,783

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 5.27%
888 Holdings PLC	6,630	$13,991
Betfair Group PLC	3,740	79,070
Bwin.Party Digital Entertainment PLC[a]	34,940	58,986
Domino’s Pizza Group PLC	7,850	85,440
Enterprise Inns PLC[a]	24,140	41,056
Greene King PLC	10,410	125,611
GVC Holdings PLC	2,200	16,555
JD Wetherspoon PLC	4,390	56,306
Ladbrokes PLC	43,600	75,995
Marston’s PLC	27,239	61,726
Mitchells & Butlers PLC[a]	9,830	56,620
Restaurant Group PLC (The)	9,560	97,314
Spirit Pub Co. PLC	31,380	51,723
SSP Group PLC[a]	12,460	51,573
Thomas Cook Group PLC[a]	69,470	132,510

		1,004,476
HOUSEHOLD DURABLES — 6.68%
Barratt Developments PLC	46,840	337,648
Bellway PLC	5,810	171,420
Berkeley Group Holdings PLC (The)	6,120	246,027
Bovis Homes Group PLC	6,383	85,966
Crest Nicholson Holdings PLC	10,811	60,798
Redrow PLC	10,470	46,074
Taylor Wimpey PLC	154,730	325,187

		1,273,120
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.06%
Drax Group PLC	19,250	183,743
Infinis Energy PLC	5,020	17,704

		201,447
INDUSTRIAL CONGLOMERATES — 1.17%
DCC PLC	4,000	223,068

		223,068
INSURANCE — 6.33%
Amlin PLC	23,810	166,005
Beazley PLC	23,550	100,167
Brit PLC[b]	5,750	22,395
Catlin Group Ltd.	17,220	148,725
Chesnara PLC	5,490	28,114
esure Group PLC	13,900	45,865
Hiscox Ltd.[c]	15,167	166,979
Just Retirement Group PLC	8,320	17,981
Lancashire Holdings Ltd.	9,060	76,617
Partnership Assurance Group PLC	7,510	13,290
Phoenix Group Holdings	9,090	114,168
St James’s Place PLC	24,640	306,385

		1,206,691
INTERNET & CATALOG RETAIL — 2.29%
AO World PLC[a,c]	8,000	31,296
ASOS PLC[a,c]	2,580	98,707
boohoo.com PLC[a]	32,230	22,713
Home Retail Group PLC	38,768	121,668
MySale Group PLC[a]	3,270	9,832
N Brown Group PLC	7,453	39,743
Ocado Group PLC[a]	22,240	113,194

		437,153

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 1.46%
Just Eat PLC[a]	9,470	$51,892
Moneysupermarket.com Group PLC	20,758	73,761
Telecity Group PLC	9,640	122,510
Zoopla Property Group PLC[a,b]	9,990	30,789

		278,952
IT SERVICES — 0.80%
Anite PLC	14,363	17,095
Innovation Group PLC	57,700	28,012
Optimal Payments PLC[a]	7,701	46,793
Quindell PLC[c]	18,780	19,485
SafeCharge International Group Ltd.	2,530	9,331
Xchanging PLC	11,541	30,951

		151,667
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Clinigen Healthcare Ltd.[a]	2,370	20,376

		20,376
MACHINERY — 2.94%
Bodycote PLC	9,130	91,793
Fenner PLC	9,265	34,605
Morgan Advanced Materials PLC	13,610	62,194
Rotork PLC	4,140	142,701
Spirax-Sarco Engineering PLC	3,600	160,959
Vesuvius PLC	10,364	67,568

		559,820
MEDIA — 4.24%
Cineworld Group PLC	9,387	56,229
Daily Mail & General Trust PLC Class A NVS	13,330	175,771
Entertainment One Ltd.	9,850	46,200
Informa PLC	30,880	232,997
ITE Group PLC	11,870	28,627
Rightmove PLC	4,470	152,815
Trinity Mirror PLC[a]	12,150	27,733
UBM PLC	11,720	87,274

		807,646
METALS & MINING — 1.87%
Acacia Mining PLC	7,710	28,121
African Minerals Ltd.[a,c]	11,703	1,833
Centamin PLC	51,970	37,194
Evraz PLC	17,910	41,876
Ferrexpo PLC	6,980	7,477
Gem Diamonds Ltd.[a]	4,720	13,120
Hochschild Mining PLC[a]	8,939	13,131
KAZ Minerals PLC[a,c]	12,740	47,125
Lonmin PLC[a]	21,690	59,104
Petra Diamonds Ltd.[a]	18,230	56,384
Vedanta Resources PLC	4,450	50,838

		356,203
MULTI-UTILITIES — 0.31%
Telecom plus PLC	3,051	58,244

		58,244
MULTILINE RETAIL — 0.63%
Debenhams PLC	55,566	62,654

Security	Shares	Value

Mothercare PLC[a,c]	6,820	$19,545
Poundland Group PLC[a]	7,760	38,159

		120,358
OIL, GAS & CONSUMABLE FUELS — 2.42%
Afren PLC[a]	50,000	40,522
Amerisur Resources PLC[a,c]	40,380	24,821
Anglo Pacific Group PLC	5,350	9,363
Cairn Energy PLC[a]	27,400	69,728
EnQuest PLC[a]	34,340	26,658
Faroe Petroleum PLC[a]	10,150	13,034
Gulf Keystone Petroleum Ltd.[a,c]	42,390	42,984
Hargreaves Services PLC	1,501	14,680
IGAS Energy PLC[a,c]	9,140	8,051
Ophir Energy PLC[a]	25,380	57,752
Premier Oil PLC	24,700	72,334
Quadrise Fuels International PLC[a]	17,501	7,537
Rockhopper Exploration PLC[a,c]	13,880	16,194
Salamander Energy PLC[a]	12,300	15,362
SOCO International PLC[a]	9,470	41,985

		461,005
PAPER & FOREST PRODUCTS — 1.57%
Mondi PLC	17,470	299,580

		299,580
PHARMACEUTICALS — 2.80%
BTG PLC[a]	17,263	218,170
GW Pharmaceuticals PLC[a]	9,580	63,237
Hikma Pharmaceuticals PLC	7,070	217,122
Vectura Group PLC[a]	18,057	35,913

		534,442
PROFESSIONAL SERVICES — 1.74%
Hays PLC	66,870	139,070
Michael Page International PLC	13,770	88,889
W.S. Atkins PLC	4,740	103,552

		331,511
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.92%
Big Yellow Group PLC	7,080	66,082
Derwent London PLC	4,640	220,828
Great Portland Estates PLC	16,360	184,084
Hansteen Holdings PLC	32,560	53,132
LondonMetric Property PLC	28,340	67,727
NewRiver Retail Ltd.	4,769	22,219
Primary Health Properties PLC	4,990	27,976
Redefine International PLC	43,470	34,174
Safestore Holdings PLC	8,908	34,179
Shaftesbury PLC	13,210	165,500
Workspace Group PLC	5,760	62,061

		937,962
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.96%
Capital & Counties Properties PLC	35,770	211,074
Foxtons Group PLC	10,680	25,373
Grainger PLC	19,731	60,873
Helical Bar PLC	4,775	26,397
Quintain Estates and Development PLC[a]	22,450	33,136
Savills PLC	6,130	63,407
Schroder REIT Ltd.	22,570	20,854
St. Modwen Properties PLC	8,908	53,430

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2014

Security	Shares	Value

UNITE Group PLC (The)	9,545	$69,015

		563,559
ROAD & RAIL — 2.34%
FirstGroup PLC[a]	57,410	101,595
Go-Ahead Group PLC (The)	1,940	79,113
National Express Group PLC	20,590	85,417
Northgate PLC	6,320	49,091
Stagecoach Group PLC	20,561	130,505

		445,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.78%
CSR PLC	7,840	101,660
Imagination Technologies Group PLC[a,c]	10,280	31,393
Nanoco Group PLC[a]	8,100	16,237

		149,290
SOFTWARE — 2.27%
AVEVA Group PLC	3,050	69,020
Fidessa Group PLC	1,800	67,202
Globo PLC[a,c]	15,403	10,191
Micro Focus International PLC	6,191	110,625
Monitise PLC[a,c]	84,280	42,566
Playtech Ltd.	9,040	90,889
SDL PLC[a]	3,868	24,230
Tungsten Corp. PLC[a]	3,950	17,537

		432,260
SPECIALTY RETAIL — 3.01%
Card Factory PLC[a]	6,520	24,710
Dunelm Group PLC	4,326	57,280
GAME Digital PLC[a]	4,070	21,671
Halfords Group PLC	9,450	70,740
Howden Joinery Group PLC	30,720	188,155
Lookers PLC	15,740	34,017
Pets at Home Group PLC[a]	11,930	38,356
SuperGroup PLC[a]	1,920	26,520
WH Smith PLC	5,680	112,346

		573,795
TEXTILES, APPAREL & LUXURY GOODS — 0.24%
Ted Baker PLC	1,360	45,962

		45,962
THRIFTS & MORTGAGE FINANCE — 0.57%
OneSavings Bank PLC[a]	4,090	12,810
Paragon Group of Companies PLC (The)	14,520	95,322

		108,132
TRADING COMPANIES & DISTRIBUTORS — 1.38%
Diploma PLC	5,117	57,256
Grafton Group PLC Units	10,480	105,367
SIG PLC	28,090	71,704
Speedy Hire PLC	24,921	27,807

		262,134
TRANSPORTATION INFRASTRUCTURE — 0.60%
BBA Aviation PLC	21,310	114,535

		114,535

Security	Shares	Value

WATER UTILITIES — 1.31%
Pennon Group PLC	17,820	$249,628

		249,628

TOTAL COMMON STOCKS
(Cost: $21,334,707)		18,921,323

RIGHTS — 0.14%

MEDIA — 0.14%
UBM PLC[a]	9,376	26,283

		26,283

TOTAL RIGHTS
(Cost: $29,058)		26,283

SHORT-TERM INVESTMENTS — 2.71%

MONEY MARKET FUNDS — 2.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	484,848	484,848
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	27,568	27,568
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,257	4,257

		516,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $516,673)		516,673

TOTAL INVESTMENTS IN SECURITIES — 102.15%
(Cost: $21,880,438)		19,464,279
Other Assets, Less Liabilities — (2.15)%		(408,858)

NET ASSETS — 100.00%		$19,055,421

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

63

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Currency Hedged MSCI EMU	MSCI Hong Kong Small-Cap
Currency Hedged MSCI Germany	MSCI India
Currency Hedged MSCI Japan	MSCI India Small-Cap
MSCI All Peru Capped	MSCI Indonesia
MSCI Australia Small-Cap	MSCI Ireland Capped
MSCI Brazil Small-Cap	MSCI New Zealand Capped
MSCI Canada Small-Cap	MSCI Norway Capped
MSCI China	MSCI Philippines
MSCI China Small-Cap	MSCI Poland Capped
MSCI Denmark Capped	MSCI Singapore Small-Cap
MSCI Emerging Markets Latin America	MSCI United Kingdom
MSCI Finland Capped	MSCI United Kingdom Small-Cap
MSCI Germany Small-Cap

Each of the iShares MSCI India and iShares MSCI India Small-Cap ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

64

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

65

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Currency Hedged MSCI EMU
Assets:
Exchange-Traded Funds	$21,656,893	$—	$—	$21,656,893
Money Market Funds	63,646	—	—	63,646
Forward Currency Contracts[a]	—	288,923	—	288,923

	$21,720,539	$288,923	$—	$22,009,462

Liabilities:
Forward Currency Contracts[a]	$—	$(81,967)	$—	$(81,967)

Currency Hedged MSCI Germany
Assets:
Exchange-Traded Funds	$139,694,803	$—	$—	$139,694,803
Money Market Funds	126,831	—	—	126,831
Forward Currency Contracts[a]	—	1,924,051	—	1,924,051

	$139,821,634	$1,924,051	$—	$141,745,685

Liabilities:
Forward Currency Contracts[a]	$—	$(447,467)	$—	$(447,467)

66

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Currency Hedged MSCI Japan
Assets:
Exchange-Traded Funds	$283,487,121	$—	$—		$283,487,121
Money Market Funds	1,619,967	—	—		1,619,967
Forward Currency Contracts[a]	—	13,039,302	—		13,039,302

	$285,107,088	$13,039,302	$—		$298,146,390

Liabilities:
Forward Currency Contracts[a]	$—	$(2,458,466)	$—		$(2,458,466)

MSCI All Peru Capped
Assets:
Common Stocks	$274,490,443	$—	$—		$274,490,443
Money Market Funds	865,006	—	—		865,006

	$275,355,449	$—	$—		$275,355,449

MSCI Australia Small-Cap
Assets:
Common Stocks	$2,746,082	$5,490	$0	[b]	$2,751,572
Preferred Stocks	7,104	—	0	[b]	7,104
Money Market Funds	204,938	—	—		204,938

	$2,958,124	$5,490	$0	[b]	$2,963,614

MSCI Brazil Small-Cap
Assets:
Common Stocks	$27,935,135	$—	$—		$27,935,135
Preferred Stocks	3,683,706	—	—		3,683,706
Money Market Funds	1,180	—	—		1,180

	$31,620,021	$—	$—		$31,620,021

MSCI Canada Small-Cap
Assets:
Common Stocks	$3,222,080	$1	$—		$3,222,081
Money Market Funds	98,566	—	—		98,566

	$3,320,646	$1	$—		$3,320,647

MSCI China
Assets:
Common Stocks	$1,259,087,188	$8,983,331	$—		$1,268,070,519
Rights	—	483,085	—		483,085
Money Market Funds	81,366,013	—	—		81,366,013
Futures Contracts[a]	53,003	—	—		53,003

	$1,340,506,204	$9,466,416	$—		$1,349,972,620

MSCI China Small-Cap
Assets:
Common Stocks	$32,614,893	$782,886	$100,174		$33,497,953
Warrants	2,269	—	—		2,269
Money Market Funds	8,260,013	—	—		8,260,013

	$40,877,175	$782,886	$100,174		$41,760,235

MSCI Denmark Capped
Assets:
Common Stocks	$63,670,447	$—	$—		$63,670,447
Money Market Funds	1,791,196	—	—		1,791,196

	$65,461,643	$—	$—		$65,461,643

67

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI Emerging Markets Latin America
Assets:
Common Stocks	$9,117,555	$—	$—		$9,117,555
Preferred Stocks	3,043,215	—	—		3,043,215
Money Market Funds	90,130	—	—		90,130

	$12,250,900	$—	$—		$12,250,900

MSCI Finland Capped
Assets:
Common Stocks	$23,426,264	$—	$—		$23,426,264
Money Market Funds	1,149,463	—	—		1,149,463

	$24,575,727	$—	$—		$24,575,727

MSCI Germany Small-Cap
Assets:
Common Stocks	$27,480,149	$—	$—		$27,480,149
Preferred Stocks	1,193,002	—	—		1,193,002
Money Market Funds	3,221,709	—	—		3,221,709

	$31,894,860	$—	$—		$31,894,860

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$5,766,999	$—	$—		$5,766,999
Money Market Funds	1,839,241	—	—		1,839,241

	$7,606,240	$—	$—		$7,606,240

MSCI India
Assets:
Common Stocks	$1,948,871,796	$—	$—		$1,948,871,796

	$1,948,871,796	$—	$—		$1,948,871,796

MSCI India Small-Cap
Assets:
Common Stocks	$21,995,900	$12,663	$—		$22,008,563

	$21,995,900	$12,663	$—		$22,008,563

MSCI Indonesia
Assets:
Common Stocks	$635,701,449	$390,763	$0	[b]	$636,092,212

	$635,701,449	$390,763	$0	[b]	$636,092,212

MSCI Ireland Capped
Assets:
Common Stocks	$90,291,051	$—	$—		$90,291,051
Money Market Funds	18,758	—	—		18,758

	$90,309,809	$—	$—		$90,309,809

MSCI New Zealand Capped
Assets:
Common Stocks	$139,553,987	$—	$—		$139,553,987
Money Market Funds	8,123,072	—	—		8,123,072

	$147,677,059	$—	$—		$147,677,059

MSCI Norway Capped
Assets:
Common Stocks	$24,868,110	$—	$—		$24,868,110
Money Market Funds	3,097,469	—	—		3,097,469

	$27,965,579	$—	$—		$27,965,579

MSCI Philippines
Assets:
Common Stocks	$374,694,154	$—	$—		$374,694,154
Money Market Funds	97,682	—	—		97,682

	$374,791,836	$—	$—		$374,791,836

68

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Poland Capped
Assets:
Common Stocks	$270,403,807	$—	$—	$270,403,807
Money Market Funds	7,267,264	—	—	7,267,264

	$277,671,071	$—	$—	$277,671,071

MSCI Singapore Small-Cap
Assets:
Common Stocks	$13,337,009	$—	$—	$13,337,009
Money Market Funds	2,963,453	—	—	2,963,453

	$16,300,462	$—	$—	$16,300,462

MSCI United Kingdom
Assets:
Common Stocks	$3,065,134,828	$—	$—	$3,065,134,828
Preferred Stocks	—	319,374	—	319,374
Money Market Funds	552,151	—	—	552,151
Futures Contracts[a]	125,104	—	—	125,104

	$3,065,812,083	$319,374	$—	$3,066,131,457

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$18,919,490	$1,833	$—	$18,921,323
Rights	26,283	—	—	26,283
Money Market Funds	516,673	—	—	516,673

	$19,462,446	$1,833	$—	$19,464,279

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares MSCI Hong Kong Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended November 30, 2014, in the amount of $251,963, resulting from the lifting of a temporary trading suspension.

The iShares MSCI China Small-Cap ETF had transfers from Level 1 to Level 2 during the period ended November 30, 2014 in the amount of $612,569, resulting from a temporary suspension of trading and transfers from Level 2 to Level 1 in the amount of $915,141, resulting from the lifting of a temporary trading suspension.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

69

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of November 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EMU	$20,879,872	$840,667	$—	$840,667
Currency Hedged MSCI Germany	143,230,458	—	(3,408,824)	(3,408,824)
Currency Hedged MSCI Japan	286,788,864	—	(1,681,776)	(1,681,776)
MSCI All Peru Capped	401,336,532	8,444,090	(134,425,173)	(125,981,083)
MSCI Australia Small-Cap	3,294,926	180,738	(512,050)	(331,312)
MSCI Brazil Small-Cap	37,606,502	2,003,608	(7,990,089)	(5,986,481)
MSCI Canada Small-Cap	3,836,793	342,152	(858,298)	(516,146)
MSCI China	1,331,203,038	112,413,842	(93,697,263)	18,716,579
MSCI China Small-Cap	42,819,308	5,373,296	(6,432,369)	(1,059,073)
MSCI Denmark Capped	66,552,248	2,468,495	(3,559,100)	(1,090,605)
MSCI Emerging Markets Latin America	14,941,348	699,290	(3,389,738)	(2,690,448)
MSCI Finland Capped	26,985,358	395,913	(2,805,544)	(2,409,631)
MSCI Germany Small-Cap	33,902,320	1,673,592	(3,681,052)	(2,007,460)
MSCI Hong Kong Small-Cap	7,925,419	427,520	(746,699)	(319,179)
MSCI India	1,701,120,112	288,648,199	(40,896,515)	247,751,684
MSCI India Small-Cap	18,338,312	4,048,524	(378,273)	3,670,251
MSCI Indonesia	718,018,115	18,732,197	(100,658,100)	(81,925,903)
MSCI Ireland Capped	91,777,683	3,543,914	(5,011,788)	(1,467,874)
MSCI New Zealand Capped	141,478,638	16,336,518	(10,138,097)	6,198,421
MSCI Norway Capped	35,560,697	309,789	(7,904,907)	(7,595,118)
MSCI Philippines	369,546,463	29,692,240	(24,446,867)	5,245,373
MSCI Poland Capped	344,350,475	839,349	(67,518,753)	(66,679,404)
MSCI Singapore Small-Cap	17,982,305	503,310	(2,185,153)	(1,681,843)
MSCI United Kingdom	3,328,630,617	226,480,024	(489,104,288)	(262,624,264)
MSCI United Kingdom Small-Cap	22,003,757	699,072	(3,238,550)	(2,539,478)

70

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of November 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended November 30, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EMU
iShares MSCI EMU ETF	93,230	464,219	—	557,449	$21,656,893	$—	$—

Currency Hedged MSCI Germany
iShares MSCI Germany ETF	1,791,847	3,058,667	—	4,850,514	$139,694,803	$—	$—

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	2,748,694	24,054,815	(2,407,027)	24,396,482	$283,487,121	$—	$(313,108)

71

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts as part of its investment strategy, in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

72

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 26, 2015

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 26, 2015